As filed with the Securities and Exchange Commission on October 30,
2003
                                                            File Nos.
                                                            002-96634
                                                             811-4267

                 SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C. 20549
                              FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.
                                  -----

     Post-Effective Amendment No.  34                         (X)
                                  ----

                               and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.  35                                        (X)
                   ----

                    INSTITUTIONAL FIDUCIARY TRUST
                    -----------------------------
         (Exact Name of Registrant as Specified in Charter)

           ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         (Address of Principal Executive Offices)(Zip Code)

                           (650) 312-2000
        (Registrant's Telephone Number, Including Area Code)

   MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -----------------------------------------------------------------
         (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ]immediately upon filing pursuant to paragraph (b)
  [X]on November 1, 2003 pursuant to paragraph (b)
  [ ]60 days after filing pursuant to paragraph (a)(1)
  [ ]on (date) pursuant to paragraph (a)(1)
  [ ]75 days after filing pursuant to paragraph (a)(2)
  [ ]on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  [ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Money Market Portfolios (the Master Fund) has executed this registration statement.





NOVEMBER 1, 2003


The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



PROSPECTUS

INSTITUTIONAL FIDUCIARY TRUST

Money Market Portfolio
Franklin U.S. Government Securities Money Market Portfolio

[Insert FRANKLIN(R)TEMPLETON(R)INVESTMENTS logo]








CONTENTS

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]


Money Market Portfolio                       2

Franklin U.S. Government Securities
Money Market Portfolio                       9

Distributions and Taxes                     15


YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT ACCOUNT TRANSACTIONS AND SERVICES
[End callout]


Buying Shares                               16

Investor Services                           20

Selling Shares                              24

Account Policies                            27

Questions                                   31


FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND

[End callout]

Back Cover

MONEY MARKET PORTFOLIO (MONEY FUND)

GOAL AND STRATEGIES

GOAL

The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests, through The Money Market Portfolio (Portfolio), mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including:

BANK OBLIGATIONS and instruments secured by bank obligations, which include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits, bank notes and bankers' acceptances. From time to time, the Fund may concentrate its investments in bank obligations (such as certificates of deposits) issued by domestic banks. Investments in obligations of U.S. branches of foreign banks are considered domestic bank obligations if such branches have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities.

o CERTIFICATES OF DEPOSIT, which are bank obligations that are issued against money deposited in a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER, which is a short-term obligation of a bank, corporation or other borrower with a maturity of up to 270 days. Commercial paper may also be asset-backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the Fund may have a significant portion of its investments in asset-backed commercial paper.

REPURCHASE AGREEMENTS, which are agreements to buy a security and then to sell the security back after a short period of time (generally, less than seven days) at a higher price.

U.S. GOVERNMENT SECURITIES, which include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government.

PORTFOLIO MATURITY AND QUALITY The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

o with remaining maturities of 397 days or less, and

o that the manager determines present minimal credit risks and are rated in the top two short-term ratings by U.S. nationally recognized rating services (or comparable unrated securities).

MAIN RISKS

INCOME

Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.


INTEREST RATE

When interest rates rise, security prices fall. The opposite is also true: security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.


CREDIT

An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the Fund tries to maintain a $1 share price, it is possible to lose money by investing in the Fund.
[End callout]

MASTER/FEEDER STRUCTURE

The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio. The Portfolio has the same investment goal and policies as the Fund. The Fund buys shares of the Portfolio at net asset value. An investment in the Fund is an indirect investment in the Portfolio.

It is possible that the Fund may have to withdraw its investment in the Portfolio if the Portfolio changes its investment goal or if the Fund's Board of Trustees, at any time, considers it to be in the Fund's best interest.





PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows the Fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS/1/

[Insert bar graph]


3.14%  4.19%   5.98%  5.38%   5.49%   5.44%   4.92%   6.17%   4.15%    1.57%
-------------------------------------------------------------------------------
 93     94      95     96      97      98      99      00      01       02
                                      YEAR

Best Quarter:            Q3 '00   1.58%
Worst Quarter:           Q4 '02   0.34%


AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2002

                              1 YEAR         5 YEARS         10 YEARS
-------------------------------------------------------------------------
Money Market Portfolio        1.57%          4.46%             4.64%

1. As of September 30, 2003 the Fund's year-to-date return was 0.67%. All Fund performance assumes reinvestment of dividends.


To obtain the Fund's current yield information, please call 1-800/321-8563.





FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases                            None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/1/

Management fees/2/                                        0.35%


Other expenses/3/                                         0.03%


                                                       -----------
Total annual Fund operating expenses/2/                   0.38%
                                                       -----------

1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The Money Market Portfolio.


2. For the fiscal year ended June 30, 2003, the manager and administrator had agreed in advance to limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund. With these reductions, management fees were 0.34% and total annual Fund operating expenses were 0.35%. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees.

3. The "Other expenses" information in the table has been restated to reflect current fees and expenses.



EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o  You invest $10,000 for the periods shown;
o  Your investment has a 5%return each year;
o  The Fund's operating expenses remain the same; and
o  You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR             3 YEARS         5 YEARS         10 YEARS
------------------ --------------- --------------- ----------------
$39                $122            $213            $480

MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Portfolio's investment manager and the Fund's administrator. Together, Advisers and its affiliates manage over $301 billion in assets.

The Portfolio pays Advisers a fee for managing the Portfolio's assets. For the fiscal year ended June 30, 2003, the Fund's share of the Portfolio's management fees, before any advance waiver, was 0.15% of the Fund's average daily net assets. Under an agreement by the manager to limit its fees, the manager waived less than 0.01% of its fees. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.


FINANCIAL HIGHLIGHTS


This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund assuming reinvestment of dividends. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                                               YEAR ENDED JUNE 30,
-------------------------------------------------------------------------------------------------------
                                            2003          2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year           1.00         1.00        1.00        1.00         1.00
                                      -----------------------------------------------------------------
Net investment income                        .012         .024        .057        .054         .049
Distributions from net investment
income                                      (.012)       (.024)      (.057)      (.054)       (.049)
                                      -----------------------------------------------------------------
Net asset value, end of year                 1.00         1.00        1.00        1.00         1.00
                                      -----------------------------------------------------------------
Total return (%)                             1.20         2.42        5.84        5.54         5.02


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)     2,997,651    2,342,404   2,046,618   1,010,170    1,289,010
Ratios to average net assets: (%)
  Expenses/1/                                 .35          .35         .35         .35          .31
  Expenses excluding waiver and
    payments by affiliate/1/                  .36          .38         .37         .40          .33
  Net investment income                      1.19         2.30        5.64        5.48         4.82


1. The expense ratio includes the Fund's share of the Portfolio's allocated expenses.






FRANKLIN U.S.  GOVERNMENT  SECURITIES  MONEY MARKET  PORTFOLIO (U.S.  SECURITIES
FUND)

GOAL AND STRATEGIES

GOAL

The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests, through The U.S. Government Securities Money Market Portfolio (Portfolio), only in marketable obligations that are issued or guaranteed by the U.S. government or that carry a guarantee that is supported by the full faith and credit of the U.S. government, repurchase agreements collateralized only by these securities, and stripped securities (which are separate income and principal components of a debt security). It is the Fund's present policy to limit its investments to U.S. Treasury bills, notes and bonds (including stripped securities), and repurchase agreements collateralized only by these securities. A repurchase agreement is an agreement to buy a security and then to sell the security back after a short period of time (generally, less than seven days) at a higher price.

PORTFOLIO MATURITY AND QUALITY The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

o with remaining maturities of 397 days or less, and

o that the manager determines present minimal credit risks and are rated in the top two short-term ratings by U.S. nationally recognized rating services (or comparable unrated securities).

MAIN RISKS

INCOME

Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

INTEREST RATE

When interest rates rise, security prices fall. The opposite is also true: security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the Fund tries to maintain a $1 share price, it is possible to lose money by investing in the Fund.

[End callout]

MASTER/FEEDER STRUCTURE

The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio. The Portfolio has the same investment goal and policies as the Fund. The Fund buys shares of the Portfolio at net asset value. An investment in the Fund is an indirect investment in the Portfolio.

It is possible that the Fund may have to withdraw its investment in the Portfolio if the Portfolio changes its investment goal or if the Fund's Board of Trustees, at any time, considers it to be in the Fund's best interest.




PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows the Fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS/1/

[Insert bar graph]


3.06%   4.11%  5.83%   5.27%   5.41%   5.30%   4.68%   5.96%   3.81%   1.47%
-----------------------------------------------------------------------------
 93      94     95      96      97      98      99      00      01      02
                                    YEAR

Best Quarter:           Q4 '00      1.55%
Worst Quarter:          Q4 '02      0.31%


AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2002

                                         1 YEAR       5 YEARS      10 YEARS
------------------------------------------------------------------------------
Franklin U.S. Government Securities
 Money Market Portfolio                   1.47%        4.24%        4.48%


1. As of September 30, 2003, the Fund's year-to-date return was 0.63%. All Fund performance assumes reinvestment of dividends.


To obtain the Fund's current yield information, please call 1-800/321-8563.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases                         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/1/


Management fees/2/                                       0.35%
Other expenses                                           0.08%
                                                     -----------------
Total annual Fund operating expenses/2/                  0.43%
                                                     =================


1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The U.S. Government Securities Money Market Portfolio.


2. For the fiscal year ended June 30, 2003, the manager and administrator had agreed in advance to limit their fees and to assume as their own expense certain expenses otherwise payable by the Fund. With these reductions, management fees were 0.27% and total annual Fund operating expenses were 0.35%. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees.


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR             3 YEARS         5 YEARS         10 YEARS
------------------ --------------- --------------- ----------------
$44                $138            $241            $542


MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Portfolio's investment manager and the Fund's administrator. Together, Advisers and its affiliates manage over $301 billion in assets.

The Portfolio pays Advisers a fee for managing the Portfolio's assets. For the fiscal year ended June 30, 2003, the Fund's share of the Portfolio's management fees, before any advance waiver, was 0.15% of the Fund's average daily net assets. Under an agreement by the manager to limit its fees, the Fund's share was 0.14% of its average daily net assets. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.


FINANCIAL HIGHLIGHTS


This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund assuming reinvestment of dividends. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                                           YEAR ENDED JUNE 30,
--------------------------------------------------------------------------------------------------
                                                2003     2002      2001       2000       1999
--------------------------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year              1.00     1.00      1.00       1.00       1.00
                                           ------------------------------------------------------
Net investment income                           .011     .022      .054       .051       .047
Distributions from net investment income       (.011)   (.022)    (.054)     (.051)     (.047)
                                           ------------------------------------------------------
Net asset value, end of year                    1.00     1.00      1.00       1.00       1.00
                                            -----------------------------------------------------
Total return (%)                                1.14     2.22      5.52       5.27       4.82

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)           76,074   85,057    53,887     56,436    111,566
Ratios to average net assets: (%)
  Expenses/1/                                    .35      .35       .35        .35        .30
  Expenses excluding waiver and
    payments by affiliate/1/                     .43      .42       .46        .43        .34
  Net investment income                         1.14     2.06      5.40       5.08       4.69


1. The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

DISTRIBUTIONS AND TAXES

INCOME DIVIDENDS

Each Fund typically declares and pays income dividends each day that its net asset value is calculated. A Fund does not pay "interest." Your account begins to receive dividends on the day a Fund receives your investment and continues to receive dividends through the day before it receives a request to redeem your shares. The amount of any dividends will vary and there is no guarantee either Fund will pay dividends.


ANNUAL STATEMENTS. Every January, you will receive a statement that shows the tax status of dividends you received the previous year. Dividends declared in December but paid in January are taxable as if they were paid in December.

TAX CONSIDERATIONS

In general, if you are a taxable investor, Fund dividends are taxable to you as ordinary income. This is true whether you reinvest your dividends in additional Fund shares or receive them in cash.


BACKUP WITHHOLDING. By law, each Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

o  provide your correct social security or taxpayer identification number,
o  certify that this number is correct,
o  certify that you are not subject to backup withholding, and
o  certify that you are a U.S. person (including a U.S. resident alien).


Each Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid.

OTHER TAX INFORMATION. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale. Because each Fund expects to maintain a stable $1 share price, you should not have any gain or loss if you sell your Fund shares.

Fund distributions generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in either Fund.


YOUR ACCOUNT

BUYING SHARES

Each Fund is available for investment by individuals and institutional investors, such as corporations, banks, savings and loan associations, trust companies, and other institutional and government entities, for investment of their own capital and of monies held in accounts for which they act in a fiduciary, advisory, agency, custodial, or other similar capacity. The U.S. Securities Fund is also designed for government authorities and agencies. Fund shares are offered without a sales charge.

MINIMUM INVESTMENTS
-------------------------------------------------------------------------------
                                                   INITIAL          ADDITIONAL
-------------------------------------------------------------------------------
Regular accounts                                   $100,000         no minimum
-------------------------------------------------------------------------------
States, counties, cities and their
instrumentalities, departments, agencies
and authorities                                    $1,000         no minimum
-------------------------------------------------------------------------------

Please note that you may only buy shares of a fund eligible for sale in your state or jurisdiction.

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund.

[End callout]

Certain Franklin Templeton funds offer multiple share classes not offered by these Funds. Please note that for selling or exchanging your shares, or for other purposes, the Funds' shares are considered Class A shares.

Many of the Funds' investments, through The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio, must be paid for in federal funds, which are monies held by the Funds' custodian on deposit at the Federal Reserve Bank of San Francisco and elsewhere. A Fund generally cannot invest money it receives from you until it is available to the Fund in federal funds, which may take up to two days. Until then, your purchase may not be considered in proper form. If the Fund is able to make investments within one business day, it may accept your order with payment in other than federal funds.

DISTRIBUTION AND SERVICE (12B-1) FEES

Each Fund has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.15% per year for the sale of shares and for services provided to shareholders. No payments have been made for 12b-1 expenses since inception and the Funds have no intention to use the Rule 12b-1 plan.

ACCOUNT APPLICATION


If you are opening a new account, please complete and sign an Institutional Account Application. Institutional applications can be obtained by calling Institutional Services at 1-800/321-8563.


BUYING SHARES


-------------------------------------- ---------------------------------------- --------------------------------------
                                       OPENING AN ACCOUNT                       ADDING TO AN ACCOUNT
-------------------------------------- ---------------------------------------- --------------------------------------
THROUGH YOUR INVESTMENT                Contact your investment representative   Contact your investment
REPRESENTATIVE                                                                  representative
-------------------------------------- ---------------------------------------- --------------------------------------
BY MAIL                                Make your check, Federal Reserve Draft   Make your check payable to the Fund.
                                       or negotiable bank draft payable to      Include your account number on the
                                       the Fund. Instruments drawn on other     check.
                                       mutual funds may not be accepted.

                                                                                Fill out the deposit slip from your
                                       Mail the check or draft and your         account statement. If you do not
                                       signed application to Institutional      have a slip, include a note with
                                       Services.                                your name, the Fund name, and your
                                                                                account number.

                                                                                Mail the check and deposit slip or
                                                                                note to Institutional Services.

-------------------------------------- ---------------------------------------- --------------------------------------
                                       Call by 11:15 a.m. Pacific time for      Call by 11:15 a.m. Pacific time for
BY WIRE                                the Money Fund and by 1:30 p.m.          the Money Fund and by 1:30 p.m.
                                       Pacific time for the U.S. Securities     Pacific time for the U.S. Securities
See "Holiday                           Fund to receive that day's credit and    Fund to receive that day's credit and
Schedule" under                        be eligible to receive that day's        be eligible to receive that day's
"Account Policies"                     dividend. The Fund will supply a wire    dividend. The Fund will supply a wire
                                       control number and wire instructions.    control number and wire instructions.
1-800/321-8563


(or 1-650/312-3600)                    Wire the funds and mail your signed      Wire the funds to Institutional
                                       application to Institutional Services.   Services. For investments over
                                       For investments over $100,000, you       $100,000, you also need to complete
                                       also need to complete the                the Institutional Telephone
                                       Institutional Telephone Privileges       Privileges section of the
                                       section of the application. Please       application.
                                       include the wire control number on the
                                       application.

                                                                                To make a same day wire investment,
                                       To make a same day wire investment,      please make sure we receive your
                                       please make sure we receive your wire    wire payment by 3:00 p.m. Pacific
                                       payment by 3:00 p.m. Pacific time.       time.
-------------------------------------- ---------------------------------------- --------------------------------------

                                       Call Institutional Services at           Call Institutional Services at
                                       1-800/321-8563 or send signed written    1-800/321-8563 or send signed
BY EXCHANGE                            instructions.                            written instructions.


1-800/321-8563 or                      For requests over $100,000, you must     For requests over $100,000, you must
1-650/312-3600                         complete the Institutional Telephone     complete the Institutional Telephone
                                       Privileges section of the application.   Privileges section of the
                                                                                application.


                                       (Please see page 21 for information on
                                       exchanges.)                              (Please  see page 21 for information
                                                                                on exchanges.)
-------------------------------------- ---------------------------------------- --------------------------------------

                             INSTITUTIONAL SERVICES

                              One Franklin Parkway
                            SAN MATEO, CA 94403-1906
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 4:00 P.M., PACIFIC TIME)


INVESTOR SERVICES

DISTRIBUTION OPTIONS

You may reinvest distributions you receive from the Fund, you can have your distributions mailed by check or you can have your distributions wired to you.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund. If you choose not to reinvest your distributions, the Fund will distribute distributions paid during the month as directed on the last business day of each month.

TELEFACTS(R)

Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES

You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. Certain methods of contacting us (such as by phone) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE EXCHANGE OR REDEMPTION PRIVILEGES ON YOUR ACCOUNT APPLICATION.

The telephone transaction options available to retirement plans are limited to those that are provided under the plan.

EXCHANGE PRIVILEGE

You can exchange shares between most Franklin Templeton funds within the same class*. If you exchange shares from a Fund to another Franklin Templeton fund, a sales charge may apply unless you acquired your Fund shares by exchange or through the reinvestment of dividends, or you otherwise qualify to buy shares without an initial sales charge.

FROM A FUND INTO ANY OTHER SERIES OF THE TRUST. If you exchange shares from a Fund into any other series of the Trust, the exchange will be processed the day your request is received, provided the exchange request meets the trading deadlines as specified under the "Buying shares" section of this prospectus.

FROM A FUND INTO CLASS A SHARES OF OTHER FRANKLIN TEMPLETON FUNDS. The exchange will be effected at the respective net asset value or offering price of the funds involved next computed on the day on which the request is received in proper form prior to the above deadlines. Requests received after the deadlines will be effective at the next day's price.

FROM ANOTHER FUND IN THE FRANKLIN TEMPLETON FUNDS INTO A FUND. The transaction will be processed as a liquidation from the other fund on the day the exchange is received in proper form prior to the time of valuation for that fund (as noted in that fund's prospectus) and shares of the Fund will be bought on the following business day when the money for purchase is available.

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.


This exchange privilege is not intended as a means to facilitate short-term trading. Because excessive trading can hurt fund performance, portfolio management and shareholders of the Funds, the Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) a Fund or its manager believes the Fund would be harmed or unable to invest effectively, or
(ii) a Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timing" on page 30). In furtherance of this general prohibition on excessive trading, there can be no more than two (2) "roundtrips" involving shares of a Fund during any three (3) month period or one
(1) "roundtrip" within any thirty (30) day period. A "roundtrip" is a redemption of Fund shares followed by a purchase of Fund shares (excluding regularly scheduled redemptions and purchases resulting from automatic redemption and/or automatic investment plans established with the Funds' transfer agent, an "Omnibus Account Shareholder" or an "IRS Plan Shareholder" as those terms are defined below).

These exchange limitations apply to Fund shareholders of record and to any person (a "Beneficial Owner") who:

o Has a beneficial interest in Fund shares issued to (i) a broker-dealer or other financial institution that maintains a master account with a Fund in the institution's name on behalf of numerous beneficial owners (referred to as an "Omnibus Account Shareholder"); or (ii) an IRS recognized tax-deferred savings plan such as an employer sponsored retirement plan (including, for example, a 401(k) profit sharing plan) and an IRS Section 529 college savings plan (referred to as an "IRS Plan Shareholder"); and

o Has been given by, as applicable, the Omnibus Account Shareholder or the IRS Plan Shareholder the independent and exclusive authority to direct the investment of his or her interest in Fund shares, including the authority to direct the exchange of his or her interest in Fund shares for shares of another Franklin Templeton fund.

If a Fund rejects an exchange request involving shares of a Fund, the purchase or sale side of the rejected exchange request that involves another fund will also be rejected.


*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into the Funds. Advisor Class shareholders of other Franklin Templeton funds also may exchange into the Funds. Advisor Class shareholders who exchange their shares for shares of a Fund and later decide they would like to exchange into another fund that offers Advisor Class may do so. Retirement plan assets temporarily invested in a Fund and not previously subject to a sales charge in another Franklin Templeton fund may be exchanged for Class C shares of another Franklin Templeton fund. The time the shares were held in a Fund will not count towards the CDSC holding period for the Class C shares.

SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING

Generally, requests to sell $100,000 or less can be made over the phone or in writing. With an Institutional Telephone Privileges Agreement form on file you may redeem amounts of over $100,000. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o you are selling more than $100,000 worth of hares and do not have an Institutional Telephone Privileges Agreement form on file

o you want your proceeds paid to someone who is not a registered owner

o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES

If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

CONTINGENT DEFERRED SALES CHARGE (CDSC)

Most Franklin Templeton funds impose a 1% CDSC on certain investments of Class A shares sold within 18 months of purchase. While the Funds generally do not have a CDSC, they will impose one if you sell shares exchanged into a Fund from another Franklin Templeton fund and those shares would have been assessed a CDSC in the other fund. Please keep in mind that the time the shares are held in the Fund does not count towards the CDSC holding period.

The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.


SELLING SHARES
------------------------------------------------------------------------------
                                        TO SELL SOME OR ALL OF YOUR SHARES
------------------------------------------------------------------------------
THROUGH YOUR                            Contact your investment representative
INVESTMENT REPRESENTATIVE

-------------------------------------------------------------------------------
                                        Send written instructions to
BY MAIL Institutional Services. Corporate, partnership or trust accounts may need to send additional documents.

                                        Specify the Fund, the account number
                                        and the dollar value or number of
                                        shares you wish to sell. Be sure to
                                        include all necessary signatures and
                                        any additional documents, as well as
                                        signature guarantees if required.

                                        A check will be mailed to the name(s)
                                        and address on the account, or
                                        otherwise according to your written
                                        instructions.
----------------------------------------------- -------------------------------
                                        o  As long as your transaction is for
BY WIRE                                    $100,000 or less,
                                        o  or you have completed the
                                           Institutional Telephone Privileges
1-800/321-8563                              section of the application,
                                        o  and you have not changed your
See "Holiday Schedule"                     address by phone within the last 15
under "Account Policies"                   days,

                                        You can call or write to have redemption proceeds wired to you. If requested, redemption proceeds may also be wired directly to a commercial bank previously designated by you on an application, or in a signature-guaranteed letter of instruction. A payment may be transmitted by wire the same business day if the phone request is received before 11:15 a.m. Pacific time for the Money Fund and 1:30 p.m. Pacific time for the U.S. Securities Fund. For later requests, payments will be transmitted by wire on the following business day. If you anticipate requesting a same day wire redemption over $5 million, please notify the Fund about this on the prior business day. In order to maximize efficient Fund management, please request your same day wire redemption (regardless of size) as early in the day as possible. Prior business day notification of the trade may be required.

                                        Before requesting a bank wire, please
                                        make sure we have your bank account
                                        information on file. If we do not have
                                        this information, you will need to
                                        send written instructions with your
                                        bank's name and address, your bank
                                        account number, the ABA routing number,
                                        and a signature guarantee.

                                        Amounts of under $100 will be sent out
                                        by check.
-------------------------------------------------------------------------------
                                        Obtain a current prospectus for the
                                        fund you are considering.

BY EXCHANGE
                                        Call Institutional Services at
TeleFACTS(R)                            1-800/321-8563 or send signed written
1-800/247-1753                          instructions. See the policies at left
(around-the-clock access)               for selling shares by mail or wire.
----------------------------------------------- -------------------------------

                             INSTITUTIONAL SERVICES

                              One Franklin Parkway
                            SAN MATEO, CA 94403-1906
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 4:00 P.M., PACIFIC TIME)



ACCOUNT POLICIES

CALCULATING SHARE PRICE

When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The Money Fund calculates its NAV per share at 12:30 p.m. Pacific time and the U.S. Securities Fund calculates its NAV per share at 3:00 p.m. Pacific time, each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of San Francisco are open and, alternatively, if the NYSE and the Federal Reserve Bank of San Francisco are closed (other than for a national holiday or weekend), on each day that the U.S. government securities markets are open and the manager determines that there is sufficient liquidity in those markets, by dividing their net assets by the number of shares outstanding. A Fund's assets are generally valued at their amortized cost.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

HOLIDAY SCHEDULE

In order to receive same day credit for transactions, you need to transmit your request to buy, sell or exchange shares before 11:15 a.m. Pacific time for the Money Fund and before 1:30 p.m. Pacific time for the U.S. Securities Fund, except on holidays or the day before or after a holiday.

The Funds are informed that the NYSE and/or the Federal Reserve Bank of San Francisco observe the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the Funds expect the same holiday schedule to be observed in the future, the Federal Reserve Bank of San Francisco or the NYSE may modify its holiday schedule at any time. On any day before or after a NYSE or Federal Reserve Bank of San Francisco holiday, or on any day when the Public Securities Association recommends an early closing, the Funds reserve the right to set an earlier time for notice and receipt of wire order purchase and redemption orders submitted for same day credit or redemption. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent that a Fund's portfolio securities are traded in other markets on days the Federal Reserve Bank of San Francisco or the NYSE is closed, the Fund's NAV may be affected when investors do not have access to the Fund to buy or sell shares. Other Franklin Templeton funds may follow different holiday closing schedules.

ACCOUNTS WITH LOW BALANCES

If the value of your account falls below $20,000 ($500 for states, counties, cities and their instrumentalities, departments, agencies and authorities) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS, REPORTS AND PROSPECTUSES


You will receive monthly account statements that show all your account transactions during the month.


You also will receive the Funds' financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you need additional copies, please call 1-800/321-8563.

INVESTMENT REPRESENTATIVE ACCOUNT ACCESS

If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS

Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

JOINT ACCOUNT RISK WITH TELEPHONE PRIVILEGES

You will automatically receive telephone privileges when you open your account. If your account has more than one registered owner, telephone privileges allow the Fund to accept transaction instructions by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone or in writing (subject to any limitations in telephone privileges) to:

o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;


o Add/Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;


o Purchase Fund shares by debiting a bank account that may be owned by you; and


o Add/Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.


If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone will need to be given to the Fund in a written instruction signed by all registered owners.


MARKET TIMING

Shares of the Funds are not offered, nor are the Funds managed or intended to serve as, vehicles for frequent trading that seeks to take advantage of short-term fluctuations in the securities market. This type of trading activity is often referred to as "market timing" and could result in actual or potential harm to a Fund's shareholders. Accordingly, a Fund may reject any purchase of Fund shares that a Fund reasonably believes may represent a pattern of market timing activity involving a Fund alone or involving a Fund together with one or more other Franklin Templeton funds.


ADDITIONAL POLICIES

Please note that the Funds maintain additional policies and reserve certain rights, including:

o The Funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

o The Funds may modify, suspend, or terminate telephone privileges at any time.

o At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.

o When you buy shares, it does not create a checking or other bank account relationship with the Funds or any bank.

o The Funds may modify or discontinue the exchange privilege on 60 days' notice.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, the Funds reserve the right, in the case of an emergency, to make payments in securities or other assets of a Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Funds promptly.

GENERAL

Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.

QUESTIONS


If you have any questions about a Fund or your account, you can write to us at Institutional Services, One Franklin Parkway, San Mateo, CA 94403-1906. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.
                                                 HOURS (PACIFIC TIME,
DEPARTMENT NAME            TELEPHONE NUMBER     MONDAY THROUGH FRIDAY)
-------------------------------------------------------------------------------
Institutional Services     1-800/321-8563      6:00 a.m. to 4:00 p.m.
Shareholder Services       1-800/632-2301      5:30 a.m. to 5:00 p.m.
                                               6:30 a.m. to 2:30 p.m. (Saturday)
Fund Information           1-800/DIAL BEN      5:30 a.m. to 5:00 p.m.
                          (1-800/342-5236)     6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Services        1-800/527-2020      5:30 a.m. to 5:00 p.m.
Advisor Services           1-800/524-4040      5:30 a.m. to 5:00 p.m.
TDD (hearing impaired)     1-800/851-0637      5:30 a.m. to 5:00 p.m.
TeleFACTS(R)(automated)    1-800/247-1753      (around-the-clock access)





FOR MORE INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.


You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

[Insert FRANKLIN(R) TEMPLETON(R) INVESTMENTS logo]
One Franklin Parkway, San Mateo, CA 94403-1906
1-800/321-8563 FRANKLINTEMPLETON.COM

(GAIN FROM OUR PERSPECTIVE(R))

Investment Company Act file #811-4267                           IFT-1 P 11/03







NOVEMBER 1, 2003

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus


Institutional Fiduciary Trust

Franklin Structured Large Cap Core Equity Fund
Franklin Structured Large Cap Growth Equity Fund

[Insert FRANKLIN(R)TEMPLETON(R)INVESTMENTS logo]








CONTENTS

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]


Franklin Structured Large Cap Core Equity Fund        2

Franklin Structured Large Cap Growth Equity Fund      6

Performance                                          11

Fees and Expenses                                    11

Management                                           13

Distributions and Taxes                              14

Financial Highlights                                 16

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT QUALIFIED INVESTORS, ACCOUNT TRANSACTIONS AND SERVICES

[End callout]


Qualified Investors                                  18

Buying Shares                                        20

Investor Services                                    23

Selling Shares                                       26

Account Policies                                     29

Questions                                            32


FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND

[End callout]

Back Cover

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

GOAL AND STRATEGIES

GOAL

The Fund's principal investment goal is long-term capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large cap companies. Shareholders will be given 60 days' advance notice of any change to this policy.


For purposes of the Fund's investments, large cap companies include well-established companies with market capitalization values within the top 50% in terms of size of companies whose equity securities are listed on a U.S. securities exchange or traded on the National Association of Securities Dealers Automated Quotations (Nasdaq) system. Market capitalization value is defined as share price multiplied by the number of common stock shares outstanding. The manager does not currently intend to purchase securities of companies whose market cap value is less than $1.5 billion.


The manager seeks companies across a wide range of industries that have above-average growth potential and that are highly competitive within their industry. The Fund's investments will be focused primarily on domestic issuers.

PORTFOLIO SELECTION

The Fund's manager seeks to construct and maintain a portfolio of securities designed to achieve investment results that exceed those of the Fund's benchmark, the S&P 500(R) Index, while limiting the "active risk," or "tracking error," relative to the returns provided by the index. Tracking error is a measure of the risk of a portfolio return relative to a benchmark. It is a calculation of the standard deviation of the returns of a portfolio less than the relevant benchmark. The target tracking error for the Fund is to achieve results that deviate no more than 4% from the returns of the S&P 500 Index.

[Begin Callout]
The S&P 500 Index is a widely recognized, unmanaged stock market index, that is dominated by the securities of large U.S. companies. This index includes the securities of 500 companies from leading industrial sectors that represent a substantial portion of the market value of all common stocks publicly traded in the U.S. The S&P 500 Index weights stocks according to their market capitalization. Standard & Poor's Corporation determines the composition of the S&P 500 Index and may change the composition from time to time.

[End Callout]

The Fund seeks to achieve low tracking error by utilizing risk management tools that limit the Fund's deviation of returns versus the S&P 500 Index with respect to major risk factors and sector/industry weights. Such risk or style factors include growth, value, dividend yield and other factors. By tightly controlling the differences in risk factors and sector/industry weights between the Fund and the S&P 500 Index, the Fund aims to restrict tracking error relative to the benchmark.

The Fund's manager is a research driven, fundamental investor, pursuing investment strategies on behalf of numerous mutual fund and separate account clients. The manager takes a "bottom-up" approach focusing primarily on individual securities. The manager focuses on companies that it expects to exhibit above-average growth and strong financial performance. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages, which are likely to lead to growth in earnings and share price. Advantages such as a proven technology, industry leadership, a particular niche, sound financial condition and strong management are all factors the manager believes point to strong growth potential. The Fund's manager also considers sectors that have superior growth potential and the fast growing, innovative companies within these sectors. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health technology).

The Fund will be managed in a manner similar to the manager's actively managed accounts. However, in choosing individual equity investments for the Fund from those identified for possible purchase by the manager's equity research team, the Fund's manager uses disciplined risk control screens to identify and select a portfolio believed to have a low tracking error relative to the index.

TEMPORARY INVESTMENTS

Under normal market conditions, the manager intends to be as fully invested as possible. However, when the manager believes market or economic conditions are unfavorable for investors, the manager of the Fund may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goals.

MAIN RISKS

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

[End callout]

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

SECTOR FOCUS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Although the manager does not expect to concentrate the Fund's investments in any one sector, it may allocate more of the Fund's portfolio holdings to a particular sector. In such case, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

The Fund is designed for long-term investors and not as a trading vehicle. The Fund is not intended as a complete investment program and you should consider how the Fund fits your investment goals before you buy it.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).


[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]


FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

GOAL AND STRATEGIES

GOAL

The Fund's principal investment goal is long-term capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large cap companies. Shareholders will be given 60 days' advance notice of any change to this policy.


For purposes of the Fund's investments, large cap companies include well-established companies with market capitalization values within the top 50% in terms of size of companies whose equity securities are listed on a U.S. securities exchange or traded on the National Association of Securities Dealers Automated Quotations (Nasdaq) system. Market capitalization value is defined as share price multiplied by the number of common stock shares outstanding. The manager does not currently intend to purchase securities of companies whose market cap value is less than $1.5 billion.


The manager seeks growth companies across a wide range of industries that have above-average growth potential and that are highly competitive within their industry. The Fund's investments will be focused primarily on growth oriented domestic issuers.

PORTFOLIO SELECTION

The Fund's manager seeks to construct and maintain a portfolio of securities designed to achieve investment results that exceed those of the Fund's benchmark, the Russell 1000 Growth Index, while limiting the "active risk," or "tracking error," relative to the returns provided by the index. Tracking error is a measure of the risk of a portfolio return relative to a benchmark. It is a calculation of the standard deviation of the returns of a portfolio less than the relevant benchmark. The target tracking error for the Fund is to achieve results that deviate no more than 4% from the returns of the Russell 1000 Growth Index.

[Begin Callout]
The Russell 1000(R) Growth Index is an unmanaged group of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. It includes reinvested dividends.
[End Callout]

The Fund seeks to achieve low tracking error by utilizing risk management tools that limit the Fund's deviation of returns versus the Russell 1000 Growth Index with respect to major risk factors and sector/industry weights. Such risk or style factors include growth, value, dividend yield and other factors. By tightly controlling the differences in risk factors and sector/industry weights between the Fund and the benchmark, the Fund aims to restrict tracking error relative to the benchmark.

The Fund's manager is a research driven, fundamental investor, pursuing investment strategies on behalf of numerous mutual fund and separate account clients. The manager takes a "bottom-up" approach focusing primarily on individual securities. The manager focuses on companies that it expects to exhibit above-average growth and strong financial performance. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages, which are likely to lead to growth in earnings and share price. Such advantages as a proven technology, industry leadership, a particular niche, sound financial condition and strong management are all factors the manager believes point to strong growth potential. The Fund's manager also considers sectors that have superior growth potential and the fast growing, innovative companies within these sectors. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health technology).

In selecting growth oriented securities for the Fund, the manager attempts to identify the securities of companies that: (i) currently have rising profits and revenues and above-average growth rates; (ii) have superior products, services, brands and technologies; (iii) participate in industries with above-average growth characteristics; and (iv) are highly competitive within their industry.

The Fund will be managed in a manner similar to the manager's actively managed accounts. However, in choosing individual equity investments for the Fund from those identified for possible purchase by the manager's equity research team, the Fund's manager uses disciplined risk control screens to identify and select a portfolio believed to have a low tracking error relative to the index.

TEMPORARY INVESTMENTS

Under normal market conditions, the manager intends to be as fully invested as possible. However, when the manager believes market or economic conditions are unfavorable for investors, the manager of the Fund may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goals.

MAIN RISKS

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

GROWTH STYLE INVESTING

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks, and if their growth rates return to more typical norms, their prices may moderate or fall. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

SECTOR FOCUS - TECHNOLOGY COMPANIES

To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund that maintains broad sector diversification.

Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies, which may make a company's products or services obsolete in a short period of time. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins.

ELECTRONIC TECHNOLOGY AND TECHNOLOGY SERVICES COMPANIES. These companies face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

BIOTECHNOLOGY AND HEALTH TECHNOLOGY COMPANIES. The biotechnology and health technology industries are subject to extensive government regulation. These industries will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries. As these factors impact these industries, the value of your shares may fluctuate significantly over relatively short periods of time.

The Fund is designed for long-term investors and not as a trading vehicle. The Fund is not intended as a complete investment program and you should consider how the Fund fits your investment goals before you buy it.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]


PERFORMANCE


Because the Funds are new, they do not have a full calendar year of performance.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                         CORE        GROWTH
                                                        EQUITY       EQUITY
                                                         FUND         FUND
------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases         None         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/1/

     CORE        GROWTH
                                                        EQUITY       EQUITY
                                                         FUND         FUND
-------------------------------------------------------------------------------
Management fees/2/                                      0.50%        0.50%
Other expenses (including administration fees)          1.44%        1.44%
                                                    ---------------------------
Total annual Fund operating expenses/2/                 1.94%        1.94%
                                                    ==========================

1. Each Fund began offering shares on April 30, 2003. The management fees shown are based on the Fund's contractual amount. Other expenses are estimated.


2. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expenses certain expenses otherwise payable by each Fund so that the total annual Fund operating expenses do not exceed 0.70%. After March 31, 2005, this fee waiver may be discontinued by the manager and administrator at any time.

EXAMPLE

This example can help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                            CORE             GROWTH
                          EQUITY FUND      EQUITY FUND
----------------------------------------------------------
 1 Year                   $197              $197
 3 Years                  $609              $609


MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Funds' investment manager. Together, Advisers and its affiliates manage over $301 billion in assets.


The portfolio manager responsible for the Funds' management is:

PRABHU PALANI CFA, PORTFOLIO MANAGER of ADVISERS
Mr. Palani has been a manager of the Funds since their inception. He joined Franklin Templeton Investments in 2000. Prior to joining Franklin Templeton Investments, he was a portfolio manager at Barclays Global Investors and portfolio manager at NatWest Bank.

Each Fund pays Advisers a fee for managing the Fund's assets. The fee is equal to an annual rate of 0.50% of each Fund's average daily net assets.

DISTRIBUTIONS AND TAXES


2003 TAX ACT

On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JGTRRA). In addition to overall rate reduction, JGTRRA will provide you with significant tax relief on the income and gains distributed to you by the Funds.

DIVIDEND INCOME. Under JGTRRA, certain dividend income paid to you by a Fund will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate brackets). In general, income dividends from dividends received by a Fund after December 31, 2002 from domestic corporations and qualified foreign corporations will be permitted this favored federal tax treatment. Income dividends from interest earned by a Fund on debt securities and dividends received from unqualified foreign corporations will continue to be taxed at the higher ordinary income tax rates.

LONG-TERM CAPITAL GAINS. Capital gain distributions paid to you by a Fund from the sale of portfolio securities after May 5, 2003 and any net long-term capital gain you realize from the sale of Fund shares after this date also will qualify for the 15% tax rate (5% for individuals in the 10% and 15% federal rate brackets).

Each Fund will track its portfolio investments to determine which distributions qualify for these reduced rates and will provide you with this information, together with other information on the tax status of your distributions, shortly after the end of the calendar year.


INCOME AND CAPITAL GAIN DISTRIBUTIONS

Each Fund intends to make a distribution at least annually from its net investment income and any net realized capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain distribution.


ANNUAL STATEMENTS. Every January, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


AVOID "BUYING A DIVIDEND." If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

TAX CONSIDERATIONS


In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains a Fund distributes are taxable as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. A portion of the income dividends paid to you may be qualified dividends eligible for taxation by individuals at long-term capital gain rates.


BACKUP WITHHOLDING. By law, each Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

o provide your correct social security or taxpayer identification number,
o certify that this number is correct,
o certify that you are not subject to backup withholding, and
o certify that you are a U.S. person (including a U.S. resident alien).


Each Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

OTHER TAX INFORMATION. When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale.


Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

FINANCIAL HIGHLIGHTS


This table presents the financial performance for each Fund since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

                                                            PERIOD ENDED
CORE EQUITY FUND                                          JUNE 30, 2003/3/
---------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                        10.00
                                                          ----------
    Net investment income/1/                                  .02
    Net realized and unrealized gains (losses)                .66
                                                          ----------
Total from investment operations                              .68
                                                          ----------
NET ASSET VALUE, END OF PERIOD                              10.68
                                                          ----------
Total return (%)/2/                                          6.80

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                       2,137
Ratios to average net assets: (%)
    Expenses                                                  .12/4,5/
    Expenses excluding waiver and payments by affiliate      1.03/4/
    Net investment income                                     .17/4/
Portfolio turnover rate (%)                                  9.93



1. Based on average shares outstanding.
2. Total return is not annualized.
3. For the period April 30, 2003 (effective date) to June 30, 2003.
4. Not annualized.
5. The Fund's expenses are capped at .70% on an annualized basis.

                                                           PERIOD ENDED
GROWTH EQUITY FUND                                        JUNE 30, 2003/3/
---------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                       10.00
                                                         ----------
    Net investment income/1/                                 .01
    Net realized and unrealized gains (losses)               .70
                                                         ------------
Total from investment operations                             .71
                                                         ------------
NET ASSET VALUE, END OF PERIOD                             10.71
                                                         ------------
Total return (%)/2/                                         7.10

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                      2,143
Ratios to average net assets: (%)
    Expenses                                                 .12/4,5/
    Expenses excluding waiver and payments by affiliate     1.03/4/
    Net investment income                                    .11/4/
Portfolio turnover rate (%)                                11.93

1. Based on average shares outstanding.
2. Total return is not annualized.
3. For the period April 30, 2003 (effective date) to June 30, 2003.
4. Not annualized.
5. The Fund's expenses are capped at .70% on an annualized basis.


 YOUR ACCOUNT

QUALIFIED INVESTORS

The following investors may qualify to buy shares of the Funds.

o Defined contribution plans such as employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under section 401 of the Internal Revenue Code, including salary reduction plans qualified under section 401(k) of the Internal Revenue Code, and that are sponsored by an employer (i) with at least 1,000 employees, or (ii) with retirement plan assets of $10 million or more. Minimum investments: No initial or additional minimums. Minimum investments for plans with less than 1,000 employees or $10 million in plan assets: $1 million initial investment or an investment of $1 million over the subsequent 13-month period in the Funds or any of Franklin Templeton funds and no additional minimum.

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund.
[End callout]


o Trust companies and bank trust departments initially investing in Franklin Templeton funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. Minimum investments: $1 million initial investment or an investment of $1 million over the subsequent 13-month period in the Funds or any Franklin Templeton fund and no additional minimum.

o Defined benefit plans, governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code. Minimum investments: $1 million initial investment.

o    Aggregate assets invested with Franklin Templeton. Franklin
     Templeton maintains the right to aggregate assets invested in Franklin Templeton funds to allow investors to meet the Fund's investment minimums.

o An investor who executes a Letter of Intent (Letter) which expresses the investor's intention to invest at least $5 million within a 13-month period in Franklin Templeton funds, including at least $1 million in the Funds. See the Institutional Account Application. Minimum investments: $1 million. If the investor does not invest at least $5 million in shares of the Funds or other Franklin Templeton funds within the 13-month period, the shares actually purchased will be involuntarily redeemed and the proceeds sent to the investor at the address of record. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of purchases for purposes of determining whether the terms of the Letter have been completed.

o Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of a qualified group. Minimum investments: $5 million initial investment. For minimum investment purposes, the group's investments are added together. The group may combine all of its shares in Franklin Templeton funds for purposes of determining whether it meets the $5 million minimum, as long as $1 million is invested or to be invested in the Funds. There are certain other requirements and the group must have a purpose other than buying Fund shares.

o    Other investors. Minimum investments: $5 million initial investment.


Fund shares may be purchased through any broker that has a dealer agreement with Franklin Templeton Distributors, Inc. (Distributors), the principal underwriter of the shares of the Funds, or directly from Distributors upon receipt by Distributors of an Institutional Account Application and payment. Distributors may establish minimum requirements with respect to the amount of purchase.


Certain Franklin Templeton funds offer multiple share classes not offered by the Funds. Please note that for selling or exchanging your shares, or for other purposes, the Funds' shares are considered Advisor Class shares.

BUYING SHARES

ACCOUNT APPLICATION


If you are opening a new account, please complete and sign an Institutional Account Application. Institutional applications can be obtained by calling Institutional Services at 1-800/321-8563.


BUYING SHARES

---------------------------------- -------------------------------------- -------------------------------------------
                                    OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------- -------------------------------------- -------------------------------------------
THROUGH YOUR INVESTMENT            Contact your investment                Contact your investment representative
REPRESENTATIVE                     representative
---------------------------------- -------------------------------------- -------------------------------------------

                                   Make your check, Federal Reserve       Make your check, Federal Reserve Draft or
                                   Draft or negotiable bank draft         negotiable bank draft payable to the
BY MAIL                            payable to the Fund.                   Fund. Include your account number on the
                                                                          check or draft.

                                   Mail the check, Federal Reserve        Fill out the deposit slip from your account
                                   draft or negotiable bank draft and     statement. If you do not have a Application
                                   your signed Institutional Account      a slip, include a note with your name,
                                   Application to Institutional           and your account number.
                                   Services.
                                                                          Mail  the check and deposit slip or note
                                                                          to Institutional Services.

---------------------------------- -------------------------------------- -------------------------------------------
                                   Call to receive a wire control         Call to receive a wire control number and
                                   number and wire instructions.          wire instructions.
BY WIRE


                                   Wire the funds and mail your signed    To make a same day wire investment,
1-800/321-8563                     Institutional Account Application to   please call us by 1:00 p.m. Pacific time
(or 1-650/312-3600 collect)        Institutional Services. Please         and make sure your wire arrives by 3:00
                                   include the wire control number or     p.m.
                                   your new account number on the
                                   application.

                                   To make a same day wire investment, please
                                   call us by 1:00 p.m. Pacific time and make
                                   sure your wire arrives by 3:00 p.m.
---------------------------------- -------------------------------------- -------------------------------------------

                                   Call Institutional Services at         Call Institutional Services at
                                   1-800/321-8563, or send signed         1-800/321-8563, or send signed written
BY EXCHANGE                        written instructions.                  instructions.

                                   (Please see page 23 for information    (Please see page 23 for information on
                                   on exchanges.)                         exchanges.)
---------------------------------- -------------------------------------- -------------------------------------------

                             INSTITUTIONAL SERVICES

                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 4:00 P.M., PACIFIC TIME)


Orders mailed to Distributors by dealers or individual investors do not require advance notice. Checks or negotiable bank drafts must be in U.S. currency drawn on a commercial bank in the U.S. and, if over $100,000, may not be deemed to have been received until the proceeds have been collected, unless the check is certified or issued by such bank. Any purchase order may be rejected by Distributors or by the Trust.

Shares of the Funds may be purchased with securities, if approved in advance by the Trust. Securities used to purchase Fund shares must be appropriate investments for that fund, consistent with its investment objective, policies and limitations, as determined by the Trust, and must have readily available market quotations. The securities will be valued in accordance with the Trust's policy for calculating net asset value, determined as of the close of the day on which the securities are received by the Trust in salable form. A prospective shareholder will receive shares of the applicable Fund next computed after such receipt. To obtain the approval of the Trust for an in-kind purchase, call Institutional Services. Investors who are affiliated persons of the Trust (as defined in the Investment Company Act of 1940, as amended) may not purchase shares in this manner absent SEC approval.

INVESTOR SERVICES

TELEFACTS(R)

Our TeleFACTS system offers around-the-clock access to Fund information. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES

You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

The telephone transaction options available to retirement plans are limited to those that are provided under the plan.

EXCHANGE PRIVILEGE

You can exchange shares of the Fund between most Franklin Templeton funds within the same class. You also may exchange your shares for Class A shares of a fund that does not currently offer an Advisor Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Fund Inc. If you do not qualify to buy Advisor Class shares of a Franklin Templeton fund, you also may exchange your shares for Class A shares of the fund (without any sales charge)*. If you exchange shares held for less than six months to another Franklin Templeton fund, however, a sales charge may apply unless you otherwise qualify to buy shares without an initial sales charge.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.

[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.


This exchange privilege is not intended as a means to facilitate short-term trading. Because excessive trading can hurt fund performance, portfolio management and shareholders of the Funds, the Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) a Fund or its manager believes the Fund would be harmed or unable to invest effectively, or
(ii) a Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timing" on page 30). In furtherance of this general prohibition on excessive trading, there can be no more than two (2) "roundtrips" involving shares of a Fund during any three (3) month period or one
(1) "roundtrip" within any thirty (30) day period. A "roundtrip" is a redemption of Fund shares followed by a purchase of Fund shares (excluding regularly scheduled redemptions and purchases resulting from automatic redemption and/or automatic investment plans established with the Funds' transfer agent, an "Omnibus Account Shareholder" or an "IRS Plan Shareholder" as those terms are defined below).

These exchange limitations apply to Fund shareholders of record and to any person (a "Beneficial Owner") who:

o Has a beneficial interest in Fund shares issued to (i) a broker-dealer or other financial institution that maintains a master account with a Fund in the institution's name on behalf of numerous beneficial owners (referred to as an "Omnibus Account Shareholder"); or (ii) an IRS recognized tax-deferred savings plan such as an employer sponsored retirement plan (including, for example, a 401(k) profit sharing plan) and an IRS Section 529 college savings plan (referred to as an "IRS Plan Shareholder"); and

o Has been given by, as applicable, the Omnibus Account Shareholder or the IRS Plan Shareholder the independent and exclusive authority to direct the investment of his or her interest in Fund shares, including the authority to direct the exchange of his or her interest in Fund shares for shares of another Franklin Templeton fund.

If a Fund rejects an exchange request involving shares of a Fund, the purchase or sale side of the rejected exchange request that involves another fund will also be rejected.


*If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you otherwise qualify to buy the fund's Advisor Class shares.

SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING

Generally, requests to sell $100,000 or less can be made over the phone or with a simple letter. If you have completed and returned the Institutional Telephone Privileges Agreement, amounts over $100,000 may also be redeemed. Sometimes, however, to protect you and the Funds we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o you are selling more than $100,000 worth of shares
o you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Funds against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES

If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS

You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 591/2, tax penalties may apply. Call Retirement Services at 1-800/527-2020 for details.

SELLING SHARES

------------------------------------ ------------------------------------------
                                     TO SELL SOME OR ALL OF YOUR SHARES
------------------------------------ ------------------------------------------

THROUGH YOUR INVESTMENT              Contact your investment representative
REPRESENTATIVE
------------------------------------ ------------------------------------------

                                     Send written instructions and endorsed
                                     share certificates (if you hold share
BY MAIL                              certificates) to Institutional Services.
                                     Corporate, partnership or trustaccounts
                                     may need to send additionaldocuments.


                                     Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                                     A check will be mailed to the name(s) and
                                     address on the account, or otherwise
                                     according to your written instructions.
------------------------------------ ------------------------------------------

                                     As long as your transaction is for $100,000 or less, you do not hold share certificates and you have not changed your address by
BY PHONE                             phone within the last 15 days, you can
                                     sell your shares by phone.

1-800/321-8563                       A check will be mailed to the name(s) and
                                     address on the account. Written
                                     instructions, with a signature guarantee,
                                     are required to send the check to another
(Only available if you have          address or to make it payable to another
completed and sent the               person.
Institutional Telephone Privileges
Agreement)
------------------------------------ ------------------------------------------

                                     You can call or write to have redemption proceeds sent to a bank account. See the policies above for selling shares by mail, or phone.

BY ELECTRONIC FUNDS
TRANSFER (ACH)                       Before requesting to have redemption
                                     proceeds sent to a bank account, please
                                     make sure we have your bank account
                                     information on file. If we do not have
                                     this information, you will need to send
                                     written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                                     If we receive your request in proper form
                                     by 1:00 p.m. Pacific time, proceeds sent by
                                     ACH generally will be available within two
                                     to three business days.
------------------------------------ ------------------------------------------
                                     Obtain a current prospectus for the fund you are considering.


BY EXCHANGE                          Call Institutional Services at
                                     1-800/321-8563 or send signed written
                                     instructions. See the policies above for selling shares by mail or phone.


                                     If you hold share certificates, you will
                                     need to return them to the Fund before your
                                     exchange can be processed.
------------------------------------ ------------------------------------------


                             INSTITUTIONAL SERVICES


                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 4:00 P.M., PACIFIC TIME)

ACCOUNT POLICIES

CALCULATING SHARE PRICE

Each Fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each Fund's NAV is calculated by dividing its net assets by the number of its shares outstanding.

Each Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a Fund holds securities listed primarily on a foreign exchange that trades on days when the Funds are not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES

If the value of your account falls below $1,000 because you sell some of your shares, we may mail you a notice asking you to bring the account back up to $1,000. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS, REPORTS AND PROSPECTUSES

You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement).

You also will receive each Fund's financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/321-8563.

INVESTMENT REPRESENTATIVE ACCOUNT ACCESS

If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Distributors. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS

Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.


MARKET TIMING

Shares of the Funds are not offered, nor are the Funds managed or intended to serve as, vehicles for frequent trading that seeks to take advantage of short-term fluctuations in the securities market. This type of trading activity is often referred to as "market timing" and could result in actual or potential harm to a Fund's shareholders. Accordingly, a Fund may reject any purchase of Fund shares that a Fund reasonably believes may represent a pattern of market timing activity involving a Fund alone or involving a Fund together with one or more other Franklin Templeton funds.


ADDITIONAL POLICIES


Please note that the Funds maintain additional policies and reserve certain rights, including:

o Shares should be held in street or nominee accounts. For this reason, the Funds may restrict the opening of a nominee's sub-accounts on the Funds' records.


o The Funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

o At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.

o The Funds may modify or discontinue the exchange privilege on 60 days' notice.

o You may only buy shares of a fund eligible for sale in your state or jurisdiction.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, each Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Funds promptly.

DEALER COMPENSATION

Qualifying dealers who sell Fund shares may receive up to 0.25% of the amount invested. This amount is paid by Distributors from its own resources.

QUESTIONS


If you have any questions about a Fund or your account, you can write to us at One Franklin Parkway, San Mateo, CA 94403-1906. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                                HOURS (PACIFIC TIME,
DEPARTMENT NAME             TELEPHONE NUMBER   MONDAY THROUGH FRIDAY)
-------------------------------------------------------------------------------
Institutional Services       1-800/321-8563    6:00 a.m. to 4:00 p.m.
Shareholder Services         1-800/632-2301    5:30 a.m. to 5:00 p.m.
                                               6:30 a.m. to 2:30 p.m. (Saturday)
Fund Information             1-800/DIAL BEN    5:30 a.m. to 5:00 p.m.
                            (1-800/342-5236)   6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Services          1-800/527-2020    5:30 a.m. to 5:00 p.m.
Advisor Services             1-800/524-4040    5:30 a.m. to 5:00 p.m.
TDD (hearing impaired)       1-800/851-0637    5:30 a.m. to 5:00 p.m.
TeleFACTS(R)(automated)      1-800/247-1753    (around-the-clock access)









FOR MORE INFORMATION


You can learn more about each Fund in the following documents:


ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and the auditor's report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).


For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.


You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

[Insert FRANKLIN(R)TEMPLETON(R)INVESTMENTS logo]


Institutional Services


One Franklin Parkway, San Mateo, CA 94403-1906
1-800/321-8563
TDD (Hearing Impaired) 1-800/851-0637
FRANKLINTEMPLETON.COM

(GAIN FROM OUR PERSPECTIVE(R))


Investment Company Act file #811-4267                IFT-2 P 11/03






NOVEMBER 1, 2003

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

FRANKLIN CASH RESERVES FUND

Institutional Fiduciary Trust

[Insert FRANKLIN(R)TEMPLETON(R)INVESTMENTS logo]










CONTENTS

THE FUND

[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]


Goal and Strategies                        2

Main Risks                                 4

Performance                                5

Fees and Expenses                          6

Management                                 7

Distributions and Taxes                    8

Financial Highlights                       9


YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT ACCOUNT TRANSACTIONS AND SERVICES
[End callout]


Buying Shares                              10

Investor Services                          14

Selling Shares                             17

Account Policies                           20

Questions                                  23


FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

  Back Cover

THE FUND

GOAL AND STRATEGIES

GOAL

The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests, through The Money Market Portfolio (Portfolio), mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including:

BANK OBLIGATIONS and instruments secured by bank obligations, which include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits, bank notes and bankers' acceptances. From time to time, the Fund may concentrate its investments in bank obligations (such as certificates of deposits) issued by domestic banks. Investments in obligations of U.S. branches of foreign banks are considered domestic bank obligations if such branches have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities.

o CERTIFICATES OF DEPOSIT, which are bank obligations that are issued against money deposited in a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER, which is a short-term obligation of a bank, corporation or other borrower with a maturity of up to 270 days. Commercial paper may also be asset-backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the Fund may have a significant portion of its investments in asset-backed commercial paper.

REPURCHASE AGREEMENTS, which are agreements to buy a security and then to sell the security back after a short period of time (generally, less than seven days) at a higher price.

U.S. GOVERNMENT SECURITIES, which include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government.

PORTFOLIO MATURITY AND QUALITY The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

o with remaining maturities of 397 days or less, and

o that the manager determines present minimal credit risks and are rated in the top two short-term ratings by U.S. nationally recognized rating services (or comparable unrated securities).

MAIN RISKS

INCOME

Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.


INTEREST RATE

When interest rates rise, security prices fall. The opposite is also true: security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.


CREDIT

An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the Fund tries to maintain a $1 share price, it is possible to lose money by investing in the Fund.
[End callout]

MASTER/FEEDER STRUCTURE

The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio. The Portfolio has the same investment goal and policies as the Fund. The Fund buys shares of the Portfolio at net asset value. An investment in the Fund is an indirect investment in the Portfolio.

It is possible that the Fund may have to withdraw its investment in the Portfolio if the Portfolio changes its investment goal or if the Fund's Board of Trustees, at any time, considers it to be in the Fund's best interest.


PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past eight calendar years. The table shows the Fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS/1/

[Insert bar graph]

5.73%   5.08%    5.19%    5.03%    4.46%   5.66%     3.67%     0.96%
-------------------------------------------------------------------------
95      96        97       98       99      00        01        02
                                 YEAR

Best Quarter:         Q3 '00         1.46%
Worst Quarter:        Q4 '02         0.20%


AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2002

                                                                    SINCE
                                                                   INCEPTION
                                      1 YEAR       5 YEARS          (7/1/94)
------------------------------------------------------------------------------
Franklin Cash Reserves Fund            0.96%       3.94%            4.49%

1. As of September 30, 2003, the Fund's year-to-date return was 0.29%. All Fund performance assumes reinvestment of dividends.


To obtain the Fund's current yield information, please call 1-800/321-8563.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases                        None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/1/


Management fees/2/                                    0.40%
Distribution and service (12b-1) fees                 0.25%
Other expenses/3/                                     0.39%
                                                  ---------------
Total annual Fund operating expenses/2/               1.04%
                                                  ===============


1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The Money Market Portfolio.


2. For the fiscal year ended June 30, 2003, the manager and administrator had agreed in advance to limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund. With these reductions, management fees were 0.29% and total annual Fund operating expenses were 0.88%. Effective January 1, 2003, the manager and administrator have agreed in advance to waive or limit their respective fees so that total annual Fund operating expenses do not exceed 0.85%. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees.

3. The "Other expenses" information in the table has been restated to reflect current fees and expenses.


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR             3 YEARS         5 YEARS         10 YEARS
------------------ --------------- --------------- ----------------
$106               $331            $574            $1,271



MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Portfolio's investment manager and the Fund's administrator. Together, Advisers and its affiliates manage over $301 billion in assets.

The Portfolio pays Advisers a fee for managing the Portfolio's assets. For the fiscal year ended June 30, 2003, the Fund's share of the Portfolio's management fees, before any advance waiver, was 0.15% of the Fund's average daily net assets. Under an agreement by the manager to limit its fees, the manager waived less than 0.01% of its fees. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.


DISTRIBUTIONS AND TAXES

INCOME DIVIDENDS

The Fund typically declares income dividends each day that its net asset value is calculated and pays them monthly. The Fund does not pay "interest." Your account begins to receive dividends on the day after the Fund receives your investment and continues to receive dividends through the day it receives a request to redeem your shares. The amount of any dividends will vary and there is no guarantee the Fund will pay dividends.


ANNUAL STATEMENTS. Every January, you will receive a statement that shows the tax status of dividends you received the previous year. Dividends declared in December but paid in January are taxable as if they were paid in December.

TAX CONSIDERATIONS

In general, if you are a taxable investor, Fund dividends are taxable to you as ordinary income. This is true whether you reinvest your dividends in additional Fund shares or receive them in cash.


BACKUP WITHHOLDING. By law, the Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

o provide your correct social security or taxpayer identification number,
o certify that this number is correct,
o certify that you are not subject to backup withholding, and
o certify that you are a U.S. person (including a U.S. resident alien).


The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid.

OTHER TAX INFORMATION. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale. Because the Fund expects to maintain a stable $1 share price, you should not have any gain or loss if you sell your Fund shares.


Fund distributions generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

FINANCIAL HIGHLIGHTS

This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund assuming reinvestment of dividends. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.



                                                             YEAR ENDED JUNE 30,
----------------------------------------------------------------------------------------------
                                             2003       2002      2001      2000      1999
----------------------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year           1.00       1.00      1.00      1.00      1.00
                                          ----------------------------------------------------
Net investment income                        .007       .018      .052      .049      .044
Distributions from net investment income    (.007)     (.018)    (.052)    (.049)    (.044)
                                          ----------------------------------------------------
Net asset value, end of year                 1.00       1.00      1.00      1.00      1.00
                                          ----------------------------------------------------
Total return (%)                              .70       1.85      5.31      5.07      4.49

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)       231,196    180,909   153,223   117,081   135,390
Ratios to average net assets: (%)
  Expenses/1/                                 .88        .93       .88       .81       .82
  Expenses excluding waiver and
   payments by affiliate/1/                   .96        .94       .89       .82       .82
  Net investment income                       .66       1.80      5.12      4.91      4.38


1. The expense ratio includes the Fund's share of the Portfolio's allocated expenses.



YOUR ACCOUNT

BUYING SHARES

You may buy shares of the Fund without a sales charge. The Fund is available exclusively to retirement plan participants and other institutional investors, including corporations, banks, savings and loan associations, and government entities. Individuals may not otherwise buy shares of the Fund. In the case of retirement plans, there is no required minimum initial investment amount and shares of the Fund must be registered at the omnibus level. Although the amount that may be contributed to the various investment options under a retirement plan in any one year is subject to certain limitations, assets already held by a retirement plan may be invested in the Fund without regard to the limitations. Certain institutional investors, such as corporations, banks, and savings and loan associations, may also purchase shares of the Fund subject to a minimum initial investment of $100,000. Government entities, however, including states, counties, cities, and their instrumentalities, departments, agencies, and authorities may open an account in the Fund with a minimum initial investment of $1,000. Subsequent purchases are not subject to a minimum purchase requirement.

               PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND
                ELIGIBLE FOR SALE IN YOUR STATE OR JURISDICTION.

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund.
[End callout]

Certain Franklin Templeton funds offer multiple share classes not offered by this Fund. Please note that for selling or exchanging your shares, or for other purposes, the Fund's shares are considered Class A shares.

Many of the Fund's investments, through The Money Market Portfolio, must be paid for in federal funds, which are monies held by the Fund's custodian on deposit at the Federal Reserve Bank of San Francisco and elsewhere. The Fund generally cannot invest money it receives from you until it is available to the Fund in federal funds, which may take up to two days. Until then, your purchase may not be considered in proper form. If the Fund is able to make investments within one business day, it may accept your order with payment in other than federal funds.

DISTRIBUTION AND SERVICE (12B-1) FEES

The Fund has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.25% per year for the sale of shares and for services provided to shareholders.


Because these fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ACCOUNT APPLICATION

If you are opening a new account, please complete and sign an Institutional Account Application. Institutional applications can be obtained by calling Institutional Services at 1-800/321-8563.


BUYING SHARES

-------------------------------------- ---------------------------------------- --------------------------------------
                                       OPENING AN ACCOUNT                       ADDING TO AN ACCOUNT
-------------------------------------- ---------------------------------------- --------------------------------------
THROUGH YOUR INVESTMENT                Contact your investment representative   Contact your investment
REPRESENTATIVE                                                                  representative
-------------------------------------- ---------------------------------------- --------------------------------------
BY MAIL                                Make your check, Federal Reserve Draft   Make your check payable to the
                                       or negotiable bank draft payable to      Franklin Cash Reserves Fund.
                                       the Franklin Cash Reserves Fund.         Include your account number on the
                                       Instruments drawn on other               check.
                                       mutual funds may not be accepted.

                                       Mail the check or draft and your         Mail the check  to Institutional
                                       signed application to Institutional      Services.
                                       Services.

-------------------------------------- ---------------------------------------- --------------------------------------
                                       Call to receive a wire control           Call to receive a wire control number
                                       number and wire instructions.            and wire instructions.
BY WIRE
See "Holiday Schedule"
under "Account Policies"


1-800/321-8563
(or 1-650/312-3600)                    Wire the funds and mail your signed      Wire the funds to Institutional
                                       application to Institutional Services.   Services. For investments over
                                       For investments over $50,000, you also   $50,000, you also need to complete
                                       need to complete the Institutional       the Institutional Telephone Privileges
                                       Telephone Privileges section of the      section of the  application.
                                       application. Please include the wire
                                       control number on the  application.


                                       To make a same day wire investment,      To make a same day wire investment,
                                       please make sure we receive your order   please make sure we receive your order
                                       by 3:00 p.m. Pacific time.               by 3:00 p.m. Pacific time.
-------------------------------------- ---------------------------------------- --------------------------------------

                                       Call Institutional Services at           Call Institutional Services at
                                       1-800/321-8563 or send signed written    1-800/321-8563 or send signed
BY EXCHANGE                            instructions.                            written instructions.


1-800/321-8563 or                      For requests over $100,000, you must     For requests over $100,000, you must
1-650/312-3600                         complete the Institutional Telephone     complete the Institutional Telephone
                                       Privileges section of the application.   Privileges section of the
                                                                                application.


                                       (Please see page 15 for information on   (Please  see page 15 for information
                                       exchanges.)                              on exchanges.)
-------------------------------------- ---------------------------------------- --------------------------------------

                             INSTITUTIONAL SERVICES

                              ONE FRANKLIN PARKWAY
                            San Mateo, CA 94403-1906
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 4:00 P.M., PACIFIC TIME)


INVESTOR SERVICES

DISTRIBUTION OPTIONS

You may reinvest distributions you receive from the Fund, you can have your distributions mailed by check, or you can have your distributions wired to you.


[Begin callout]
For Franklin Templeton Bank & Trust retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]


Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund. If you choose not to reinvest your distributions, the Fund will distribute distributions paid during the month as directed on the last business day of each month. Certain restrictions may apply to retirement plans.

RETIREMENT PLANS

Franklin Templeton Investments offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus.

TELEPHONE PRIVILEGES

You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. Certain methods of contacting us (such as by phone) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE EXCHANGE OR REDEMPTION PRIVILEGES ON YOUR ACCOUNT APPLICATION.

EXCHANGE PRIVILEGE

You can exchange shares between most Franklin Templeton funds within the same class*. If you exchange shares from the Fund to another Franklin Templeton fund, a sales charge may apply unless you acquired your Fund shares by exchange or through the reinvestment of dividends, or you otherwise qualify to buy shares without an initial sales charge.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.


This exchange privilege is not intended as a means to facilitate short-term trading. Because excessive trading can hurt fund performance, portfolio management and shareholders of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Fund or its manager believes the Fund would be harmed or unable to invest effectively, or
(ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timing" on page 21). In furtherance of this general prohibition on excessive trading, there can be no more than two (2) "roundtrips" involving shares of the Fund during any three (3) month period or one (1) "roundtrip" within any thirty (30) day period. A "roundtrip" is a redemption of Fund shares followed by a purchase of Fund shares (excluding regularly scheduled redemptions and purchases resulting from automatic redemption and/or automatic investment plans established with the Fund's transfer agent, an "Omnibus Account Shareholder" or an "IRS Plan Shareholder" as those terms are defined below).

These exchange limitations apply to Fund shareholders of record and to any person (a "Beneficial Owner") who:

o Has a beneficial interest in Fund shares issued to (i) a broker-dealer or other financial institution that maintains a master account with the Fund in the institution's name on behalf of numerous beneficial owners (referred to as an "Omnibus Account Shareholder"); or (ii) an IRS recognized tax-deferred savings plan such as an employer sponsored retirement plan (including, for example, a 401(k) profit sharing plan) and an IRS Section 529 college savings plan (referred to as an "IRS Plan Shareholder"); and

o Has been given by, as applicable, the Omnibus Account Shareholder or the IRS Plan Shareholder the independent and exclusive authority to direct the investment of his or her interest in Fund shares, including the authority to direct the exchange of his or her interest in Fund shares for shares of another Franklin Templeton fund.

If the Fund rejects an exchange request involving shares of the Fund, the purchase or sale side of the rejected exchange request that involves another fund will also be rejected.


*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into the Fund. Advisor Class shareholders of other Franklin Templeton funds also may exchange into the Fund. Advisor Class shareholders who exchange their shares for shares of the Fund and later decide they would like to exchange into another fund that offers Advisor Class may do so.

SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING


Generally, requests to sell $100,000 or less can be made over the phone or with a simple letter if you have completed a separate agreement. Call Institutional Services to receive a copy. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:


[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o you are selling more than $100,000 worth of shares
o you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES

If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS


You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 59 1/2, tax penalties may apply. Call Retirement Services at 1-800/527-2020 for details.


CONTINGENT DEFERRED SALES CHARGE (CDSC)

Most Franklin Templeton funds impose a 1% CDSC on certain investments of Class A shares sold within 18 months of purchase. While the Fund generally does not have a CDSC, it will impose one if you sell shares exchanged into the Fund from another Franklin Templeton fund and those shares would have been assessed a CDSC in the other fund. Please keep in mind that the time the shares are held in the Fund does not count towards the CDSC holding period.

The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

SELLING SHARES

------------------------------------ ------------------------------------------
                                     TO SELL SOME OR ALL OF YOUR SHARES
------------------------------------ ------------------------------------------

THROUGH YOUR INVESTMENT              Contact your investment representative
REPRESENTATIVE
-------------------------------------------------------------------------------

                                     Send written instructions and endorsed
                                     share certificates (if you hold share
BY MAIL                              certificates) to Institutional Services.
                                     Corporate, partnership or trustaccounts
                                     may need to send additionaldocuments.


                                     Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                                     A check will be mailed to the name(s) and
                                     address on the account, or otherwise
                                     according to your written instructions.
-------------------------------------------------------------------------------
                                     As long as your transaction is for $100,000 or less, you do not hold share certificates and you have not changed your address by
BY PHONE                             phone within the last 15 days, you can
                                     sell your shares by phone.

1-800/321-8563                       A check will be mailed to the name(s) and
                                     address on the account. Written
                                     instructions, with a signature guarantee,
                                     are required to send the check to another
See "Holiday Schedule" under         address or to make it payable to another
"Account Policies"                   person.
-------------------------------------------------------------------------------
                                     You can call or write to have redemption
                                     proceeds wired to you. If requested,
BY WIRE                              redemption proceeds may also be wired
                                     directly to a commercial bank previously
1-800/321-8563                       designated by you on an application, or in
                                     a signature-guaranteed letter of
See "Holiday Schedule" under         instruction. For non-retirement plan
"Account Policies"                   participants, payment may be transmitted
                                     by wire the same business day, if the phone request is received before 11:15 a.m.
                                     Pacific time that day. For later requests, payment will be transmitted by wire the next business day. If you anticipate requesting a same-day wire redemption over $5 million, please notify the Fund about this on the prior business day. In order to maximize efficient Fund management, please request your same-day wire redemption of any size as early in the day as possible. Prior business day notification of the trade may be required.

                                     Before requesting a bank wire, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                                     Requests received in proper form by 3:00
                                     p.m. Pacific time will be wired the next
                                     business day.
-------------------------------------------------------------------------------
                                     Obtain a current prospectus for the fund you are considering.
BY EXCHANGE

                                     Call Institutional Services at
                                     1-800/321-8563 or send signed written
                                     instructions. See the policies at left for
                                     selling shares by mail or phone.
-------------------------------------------------------------------------------
                             INSTITUTIONAL SERVICES

                              ONE FRANKLIN PARKWAY
                            San Mateo, CA 94403-1906
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 4:00 P.M., PACIFIC TIME)


ACCOUNT POLICIES

CALCULATING SHARE PRICE

When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The Fund calculates its NAV per share at 3:00 p.m. Pacific time, each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of San Francisco are open and, alternatively, if the NYSE and the Federal Reserve Bank of San Francisco are closed (other than for a national holiday or weekend), on each day that the U.S. government securities markets are open and the manager determines that there is sufficient liquidity in those markets, by dividing its net assets by the number of shares outstanding. The Fund's assets are generally valued at their amortized cost.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

HOLIDAY SCHEDULE

The Fund is informed that the NYSE and/or the Federal Reserve Bank of San Francisco observe the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the Fund expects the same holiday schedule to be observed in the future, the Federal Reserve Bank of San Francisco or the NYSE may modify its holiday schedule at any time. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent that the Fund's portfolio securities are traded in other markets on days the Federal Reserve Bank of San Francisco or the NYSE is closed, the Fund's NAV may be affected when investors do not have access to the Fund to buy or sell shares. Other Franklin Templeton funds may follow different holiday closing schedules.

ACCOUNTS WITH LOW BALANCES

If the value of your account falls below $20,000 (or one-half the minimum required investment, whichever is less) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.


STATEMENTS, REPORTS AND PROSPECTUSES

You will receive monthly statements that show all your account transactions during the month. You also will receive the Fund's financial reports every six months as well as an annual updated prospectus. If you need additional copies, please call 1-800/321-8563.


STREET OR NOMINEE ACCOUNTS

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.


MARKET TIMING

Shares of the Fund are not offered, nor is the Fund managed or intended to serve as, a vehicle for frequent trading that seeks to take advantage of short-term fluctuations in the securities market. This type of trading activity is often referred to as "market timing" and could result in actual or potential harm to the Fund's shareholders. Accordingly, the Fund may reject any purchase of Fund shares that the Fund reasonably believes may represent a pattern of market timing activity involving the Fund alone or involving the Fund together with one or more other Franklin Templeton funds.


ADDITIONAL POLICIES

Please note that the Fund maintains additional policies and reserves certain rights, including:

o The Fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

o At any time, the Fund may change its investment minimums or waive or lower its minimums for certain purchases.

o When you buy shares, it does not create a checking or other bank account relationship with the Fund or any bank.

o The Fund may modify or discontinue the exchange privilege on 60 days' notice.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, the Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

GENERAL

Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.

QUESTIONS


If you have any questions about the Fund or your account, you can write to us at One Franklin Parkway, San Mateo, CA 94403-1906. If you are a ValuSelect(R) plan participant you may obtain current price, yield and performance information regarding the Franklin Templeton funds included in the plan by calling KeyFACTS(R) at 1-800/KEY-2110. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                               HOURS (PACIFIC TIME,
DEPARTMENT NAME            TELEPHONE NUMBER    MONDAY THROUGH FRIDAY)
-------------------------------------------------------------------------------
Institutional Services     1-800/321-8563     6:00 a.m. to 4:00 p.m.
Shareholder Services       1-800/632-2301     5:30 a.m. to 5:00 p.m.
                                              6:30 a.m. to 2:30 p.m. (Saturday)
Fund Information           1-800/DIAL BEN     5:30 a.m. to 5:00 p.m.
                          (1-800/342-5236)    6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Services        1-800/527-2020     5:30 a.m. to 5:00 p.m.
Advisor Services           1-800/524-4040     5:30 a.m. to 5:00 p.m.
TDD (hearing impaired)     1-800/851-0637     5:30 a.m. to 5:00 p.m.
TeleFACTS(R)(automated)    1-800/247-1753     (around-the-clock access)





FOR MORE INFORMATION

You can learn more about the Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.


You also can obtain information about the Fund by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

[Insert FRANKLIN(R) TEMPLETON(R) INVESTMENTS logo]
One Franklin Parkway, San Mateo, CA 94403-1906
1-800/321-8563
TDD (Hearing Impaired) 1-800/851-0637
franklintempleton.com

(GAIN FROM OUR PERSPECTIVE(R))

Investment Company Act file #811-4267                           149 P 11/03






INSTITUTIONAL
FIDUCIARY TRUST

MONEY MARKET PORTFOLIO
FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

STATEMENT OF ADDITIONAL INFORMATION


NOVEMBER 1, 2003


ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906  1-800/321-8563
-------------------------------------------------------------------------------


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, dated November 1, 2003, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds' prospectus.

The audited  financial  statements  and  auditor's  report in the Funds'  Annual
Report  to  Shareholders,   for  the  fiscal  year  ended  June  30,  2003,  are
incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact Institutional Services at 1-800/321-8563.




CONTENTS

Goals, Strategies and Risks .....................     2
Officers and Trustees ...........................     8
Management and Other Services ...................    12
Portfolio Transactions ..........................    14
Distributions and Taxes .........................    15
Organization, Voting Rights and
 Principal Holders ..............................    16
Buying and Selling Shares .......................    17
Pricing Shares ..................................    19
The Underwriter .................................    19
Performance .....................................    20
Miscellaneous Information .......................    21
Description of Ratings ..........................    22
Appendices.......................................    24
 California Government Code Section 53601 .......    24
 California Government Code Section 53635 .......    28




-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------


                                                                IFT-1 SAI 11/03



GOALS, STRATEGIES AND RISKS
-------------------------------------------------------------------------------

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when a Fund makes an investment. In most cases, a Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

Each Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of a Fund's outstanding shares or (ii) 67% or more of a Fund's shares present at a shareholder meeting if more than 50% of a Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders. Fundamental Investment Policies Each Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. Each Fund also tries to maintain a stable $1 share price. Money Market Portfolio (Money Fund) seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (Money Portfolio). Franklin U.S. Government Securities Money Market Portfolio (U.S. Securities
Fund) seeks to achieve its investment goal by investing all of its assets in shares of The U.S. Government Securities Money Market Portfolio (U.S. Securities Portfolio). The Money Portfolio and the U.S. Securities Portfolio are series of The Money Market Portfolios. References to the "Portfolios," unless the context indicates that an individual portfolio is being referenced, are to both the Money Portfolio and the U.S. Securities Portfolio. The Portfolios have the same investment goal and investment policies as the Funds, except, in all cases, the Funds may pursue their policies by investing in another registered investment company with the same investment goal and policies and restrictions as the Funds. The investment goal of each Portfolio also is fundamental and may not be changed without shareholder approval.

Each Fund may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Money Fund's total asset value and up to 10% of the U.S. Securities Fund's total asset value.

2. Make loans, except (a) through the purchase of debt securities in accordance with the investment goal and policies of the Fund, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.

3. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.

6. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such securities or repurchase agreement, except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objective and policies as the Fund.

7. Act as underwriter of securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

8. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

9. Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

10. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees or the manager own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

11. Invest more than 25% of its assets in securities of any industry, although, for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of a Fund, as described in the prospectus, state otherwise, and further does not apply to the extent that a Fund invests all of its assets in another registered investment company having the same investment objective and policy.

The Funds have the following additional fundamental policies:


1. U.S. Securities Fund may invest only in marketable securities issued or guaranteed by the U.S. government, by various agencies of the U.S. government and by various instrumentalities that have been established or sponsored by the U.S. government, including U.S. Treasury bills, notes, bonds and securities of the Government National Mortgage Association (Ginnie Maes) and the Federal Housing Administration, which are issued or guaranteed by the U.S. government or which carry a guarantee supported by the full faith and credit of the U.S. government; or in another open-end investment company (such as the U.S. Securities Fund) that has a fundamental policy to invest in these types of securities.


2. Each Fund will invest 100% of its assets in securities with remaining maturities of 397 days or less, or in another open-end management investment company that has the same fundamental investment policy.

3. Money Fund will invest primarily in various types of money market instruments, such as U.S. government and federal agency obligations, certificates of deposit, banker's acceptances, time deposits of major financial institutions, high grade commercial paper, high grade short-term corporate obligations, taxable municipal securities and repurchase agreements (secured by U.S. government securities) and may seek its objectives by investing all or substantially all of its assets in an open-end management investment company with the same investment objectives and policies.

4. Money Fund may not purchase the securities of any one issuer (other than obligations of the U.S. government, its agencies or instrumentalities) if, immediately thereafter, more than 5% of the value of its total assets would be invested in the securities of any one issuer with respect to 75% of the Money Fund's total assets (pursuant to an operating policy on diversification adopted by the board of trustees of the Fund and to comply with requirements under Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), the 5% limitation applies to the Portfolio's total assets and is more restrictive than the Fund's fundamental policy), or more than 10% of the outstanding voting securities of any one issuer would be owned by the Money Fund, except that this policy does not apply to the extent all or substantially all of the assets of the Money Fund may be invested in another registered investment company having the same investment objectives and policies as the Money Fund.

5. Money Fund may not invest more than 5% of its total assets in the securities of companies (including predecessors) that have been in continuous operation for less than three years, except that this policy is inapplicable to the extent all or substantially all of the assets of the Money Fund may be invested in another registered investment company having the same investment objectives and policies as the Money Fund.

6. U.S. Securities Fund may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer, and may not invest in a security if the Fund would own more than 10% of the outstanding voting securities of any one issuer (these limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities).


Each Portfolios' investment restrictions are the same as the corresponding Fund's, except as indicated below and as necessary to reflect each Fund's policy to invest all of its assets in shares of a Portfolio. Each Portfolio may not:


1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Money Portfolio's total asset value and up to 10% of the U.S. Securities Portfolio's total asset value.

2. Make loans, except (a) through the purchase of debt securities in accordance with the investment goals and policies of the Portfolio, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.

3. Invest in any issuer for purposes of exercising control or management.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Portfolio would be invested in such securities or repurchase agreements.


6. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

7. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the Portfolio as described in Part A of the Portfolio's registration statement specify otherwise.

8. Act as underwriter of securities issued by other persons except insofar as The Money Market Portfolios (Trust) may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

9. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or Advisers own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

10. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

11. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.

The Portfolios have the following additional fundamental policies:

1. Each Portfolio: (a) may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer, and (b) may not invest in a security if the Portfolio would own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities. In accordance with procedures adopted pursuant to Rule 2a-7 under the Investment Company Act of 1940, the Money Portfolio will not invest more than 5% of the Portfolio's total assets in Eligible Securities of a single issuer, other than U.S. government securities.


2. The U.S. Securities Portfolio may invest only in obligations, including U.S. Treasury bills, notes, bonds and securities of the Government National Mortgage Association (popularly called "Ginnie Maes") and the Federal Housing Administration, which are issued or guaranteed by the U.S. government or that carry a guarantee supported by the full faith and credit of the U.S. government, repurchase agreements collateralized only by such securities, and stripped securities.


Non-Fundamental Investment Policies

1. Each Fund may not invest in real estate limited partnerships (investments in marketable securities issued by real estate investment trusts are not subject to this restriction) or in interests (other than publicly traded equity securities) in oil, gas, or other mineral leases, exploration or development program.

2. The U.S. Securities Fund may invest only in U.S. Treasury bills, notes, and bonds (including stripped securities), and repurchase agreements collateralized only by such securities.

3. The Money Fund only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government.

4. The Money Fund will invest in obligations or instruments issued by banks and savings institutions with assets of at least $1 billion.

5. The Money Fund may not invest more than 10% of its assets in time deposits with more than seven days to maturity.

6. The Money Fund may invest in an obligation issued by a branch of a bank only if the parent bank has assets of at least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Money Fund may invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.

7. The Money Fund may not make any new investments while any outstanding loans exceed 5% of its total assets.

8. The Money Fund may invest up to 10% of its assets in taxable municipal securities.

9. The Money Fund may not invest more than 10% of its net assets in illiquid securities. Notwithstanding this limitation, the Money Fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended (1933 Act) (restricted securities), where such investment is consistent with the Money Fund's investment goal and the manager determines that there is a liquid institutional or other market for such securities. For example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act and for which a liquid institutional market has developed will be considered liquid even though such securities have not been registered pursuant to the 1933 Act.

10. The Money Fund may not invest more than 5% of its total assets in securities of companies, including predecessors, that have been in continuous operation for less than three years.

11. The U. S. Securities Fund only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

The following is a description of the various types of securities each Fund, investing through its respective Portfolio, may buy.

ASSET-BACKED SECURITIES in which the Money Fund may invest are typically commercial paper backed by the loans or accounts receivable of an entity, such as a bank or credit card company. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets. In other cases it may be provided by a third party through a letter of credit or insurance guarantee.

Repayment of these securities is intended to be obtained from an identified pool of diversified assets, typically receivables related to a particular industry, such as asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. The credit quality of most asset-backed commercial paper depends primarily on the credit quality for the assets underlying the securities, how well the entity issuing the securities is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities.

Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payment, the securities may contain elements of credit support. The credit support falls into two categories: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the return on an investment in an asset-backed security.

BANK OBLIGATIONS The Money Fund may invest in obligations of U.S. banks, foreign branches of U.S. or foreign banks, and U.S. branches of foreign banks. These obligations may include deposits that are fully insured by the U.S. government, its agencies or instrumentalities, such as time deposits in banking and savings institutions up to the current limit of the insurance on principal provided by the Federal Deposit Insurance Corporation. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. Deposits are frequently combined in larger units by an intermediate bank or other institution.

COMMERCIAL PAPER The Money Fund may invest in commercial paper of domestic or foreign issuers.

CORPORATE OBLIGATIONS in which the Money Fund may invest include fixed, floating and variable rate bonds, debentures or notes.

CREDIT An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. Some of the Money Fund's portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign banks and insurance companies. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign bank or insurance company may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations.

FOREIGN SECURITIES The value of foreign (and U.S.) securities that the Money Fund may hold is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Money Fund.

The political, economic and social structures of some countries the Money Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Fund may have greater difficulty exercising rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

ILLIQUID INVESTMENTS Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Money Fund has valued them. The Money Fund's board of trustees will review the determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Money Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Money Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts. The Money Fund's board of trustees will consider appropriate actions, consistent with the Money Fund's goals and policies, if a security becomes illiquid after purchase.



LOANS OF PORTFOLIO SECURITIES To generate additional income, each Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 25% of the value of the Money Fund's total assets and 10% of the value of the U.S. Securities Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Money Fund's custodian collateral (consisting of cash) and with the U.S. Securities Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. Each Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Each Fund also continues to receive any distributions paid on the loaned securities. Each Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. Each Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

MASTER/FEEDER STRUCTURE Each Fund seeks to achieve its investment goal by investing all of its assets in shares of a Portfolio.


Each Fund's structure, where it invests all of its assets in a Portfolio, is sometimes known as a "master/feeder" structure. By investing all of its assets in shares of the respective Portfolio, each Fund, other mutual funds and institutional investors can pool their assets. This may result in asset growth and lower expenses, although there is no guarantee this will happen.


If a Fund, as a shareholder of a Portfolio, has to vote on a matter relating to the Portfolio, it will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders voted.

There are some risks associated with the Funds' master/feeder structure. If other shareholders in a Portfolio sell their shares, the Fund's expenses may increase. Additionally, any economies of scale the corresponding Fund has achieved as a result of the structure may be diminished. Institutional investors in a Portfolio that have a greater pro rata ownership interest in the Portfolio than the corresponding Fund could also have effective voting control.

If a Portfolio changes its investment goal or any of its fundamental policies and Fund shareholders do not approve the same change for the Fund, a Fund may need to withdraw its investment from the Portfolio. Likewise, if the board of trustees considers it to be in a Fund's best interest, it may withdraw the Fund's investment from a Portfolio at any time. If either situation occurs, the board will decide what action to take. Possible solutions might include investing all of a Fund's assets in another pooled investment entity with the same investment goal and policies as the Fund, or hiring an investment manager to manage the Fund's investments. Either circumstance could increase a Fund's expenses.

MUNICIPAL SECURITIES The Money Fund may invest in municipal securities, which are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.

The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal security holders.


REPURCHASE AGREEMENTS Each Fund may enter into repurchase agreements. Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.


Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund's ability to sell the underlying securities. Each Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

STRIPPED SECURITIES are the separate income and principal components of debt securities. Once the securities have been stripped they are referred to as zero coupon securities. Their risks are similar to those of other money market securities although they may be more volatile. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the securities being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

U.S. GOVERNMENT SECURITIES Some U.S. government securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not considered direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank. Others, such as obligations of the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the instrumentality.

VARIABLE MASTER DEMAND NOTES are a type of commercial paper in which the Money Fund may invest. They are direct arrangements between a lender and a borrower that allow daily changes to the amount borrowed and to the interest rate. The Money Fund, as lender, may increase or decrease the amount provided by the note agreement, and the borrower may repay up to the full amount of the note without penalty. Typically, the borrower may also set the interest rate daily, usually at a rate that is the same or similar to the interest rate on other commercial paper issued by the borrower. The Money Fund does not have any limit on the amount of its assets that may be invested in variable master demand notes and may invest only in variable master demand notes of U.S. issuers.

Because variable master demand notes are direct lending arrangements between the lender and the borrower, they generally are not traded and do not have a secondary market. They are, however, redeemable at face value plus accrued interest at any time, although the Money Fund's ability to redeem a note is dependent on the ability of the borrower to pay the principal and interest on demand. When determining whether to invest in a variable master demand note, the manager considers, among other things, the earnings power, cash flow and other liquidity ratios of the issuer.

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. When a Fund is the buyer in the transaction, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. A Fund will not engage in when-issued and delayed-delivery transactions for investment leverage purposes.

OFFICERS AND TRUSTEES
-------------------------------------------------------------------------------

Institutional Fiduciary Trust (Trust) has a board of trustees. Each trustee will serve until that person's successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

INDEPENDENT BOARD MEMBERS
------------------------------


                                                        NUMBER OF PORTFOLIOS
                                                        IN FUND COMPLEX
                                           LENGTH OF      OVERSEEN BY
NAME, AGE AND ADDRESS            POSITION  TIME SERVED    BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------
Frank H. Abbott, III (82)        Trustee    Since 1985      115             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and
FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
1996) and Vacu-Dry Co. (food processing) (until 1996).
----------------------------------------------------------------------------------------------------------------
Harris J. Ashton (71)           Trustee     Since 1985      142             Director, Bar-S Foods (meat
One Franklin Parkway                                                        packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
----------------------------------------------------------------------------------------------------------------
Robert F. Carlson (75)          Trustee     Since 1998      52              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President and Past President, Board of Administration, California Public
Employees Retirement Systems (Calpers); and FORMERLY, Member and Chairman of the
Board, Sutter Community Hospitals; Member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
----------------------------------------------------------------------------------------------------------------
S. Joseph Fortunato (71)        Trustee     Since 1989      143             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.

----------------------------------------------------------------------------------------------------------------
Frank W.T. LaHaye (74)          Trustee     Since 1985      115            Director, The California
One Franklin Parkway                                                       Center for Land Recycling
San Mateo, CA 94403-1906                                                   (redevelopment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman,
Peregrine Venture Management Company (venture capital).
----------------------------------------------------------------------------------------------------------------
Gordon S. Macklin (75)          Trustee     Since 1992      142            Director, White Mountains Insurance
One Franklin Parkway                                                       Group, Ltd. (holding company);
San Mateo, CA 94403-1906                                                   Martek Biosciences Corporation;
                                                                           MedImmune, Inc. (biotechnology);
                                                                           Overstock.com (Internet services);
                                                                           and Spacehab, Inc. (aerospace
                                                                           services); and FORMERLY, Director,
                                                                           MCI Communication Corporation
                                                                           (subsequently known as MCI WorldCom,
                                                                           Inc. and WorldCom, Inc.)
                                                                           (communications services) (1988-2002).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman,  White Mountains  Insurance Group, Ltd. (holding company);  and
FORMERLY, Chairman, White River Corporation (financial services) (1993-1998) and
Hambrecht  &  Quist  Group  (investment  banking)  (1987-1992);  and  President,
National Association of Securities Dealers, Inc. (1970-1987).
----------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS
-----------------------------------------



                                                        NUMBER OF PORTFOLIOS
                                                        IN FUND COMPLEX
                                           LENGTH OF      OVERSEEN BY
NAME, AGE AND ADDRESS            POSITION  TIME SERVED    BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------
**Charles B. Johnson (70)       Trustee     Trustee         142              None
One Franklin Parkway            and         since
San Mateo, CA 94403-1906        Chairman    1985 and
                                of the      Chairman
                                Board       of the
                                            Board
                                            since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------
**Rupert H. Johnson, Jr. (63)   Trustee,    Trustee         125              None
One Franklin Parkway            and         since 1985
San Mateo, CA 94403-1906        President   and
                                and Chief   President
                                Executive   and Chief
                                Officer -   Executive
                                Investment  Officer -
                                Management  Management
                                            since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Director,  Franklin Advisers,  Inc. and Franklin  Investment  Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee,  as the case may be, of some of the other  subsidiaries  of
Franklin  Resources,  Inc.  and of 49 of the  investment  companies  in Franklin
Templeton Investments.
----------------------------------------------------------------------------------------------------------------
Harmon E. Burns (58)            Vice        Since        Not                None
One Franklin Parkway            President   1986         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin  Resources,  Inc. and of 49 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------
Martin L. Flanagan (43)         Vice        Since        Not                None
One Franklin Parkway            President   1995         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial
Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC;
President and Director, Franklin Advisers, Inc.; Executive Vice President,
Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
----------------------------------------------------------------------------------------------------------------
Jimmy D. Gambill (56)           Senior      Since        Not                None
500 East Broward Blvd.          Vice        2002         Applicable
Suite 2100                      President
Fort Lauderdale, FL 33394-3091  and Chief
                                Executive
                                Officer -
                                Finance
                                and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President,  Franklin Templeton Services,  LLC; Senior Vice President,  Templeton
Worldwide,  Inc.;  and  officer of 51 of the  investment  companies  in Franklin
Templeton Investments.
----------------------------------------------------------------------------------------------------------------
David P. Goss (56)              Vice        Since        Not                None
One Franklin Parkway            President   2000         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and
Franklin Select Realty Trust (until 2000).
----------------------------------------------------------------------------------------------------------------
Barbara J. Green (56)           Vice        Since        Not                None
One Franklin Parkway            President   2000         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Secretary
and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Mutual
Advisers, LLC; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 51 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management,
Executive Assistant and Senior Advisor to the Chairman, Counselor to the
Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial
Clerk, U.S. District Court (District of Massachusetts) (until 1979).
----------------------------------------------------------------------------------------------------------------
Michael O. Magdol (66)          Vice        Since        Not                Director, FTI Banque, Arch Chemicals,
600 Fifth Avenue                President-  2002         Applicable         Inc. and Lingnan Foundation.
Rockefeller Center              AML
New York, NY 10048-0772         Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------
Kimberley H. Monasterio (39)    Treasurer   Treasurer    Not                None
One Franklin Parkway            and Chief   since 2000   Applicable
San Mateo, CA 94403-1906        Financial   and Chief
                                Officer     Financial
                                            Officer
                                            since 2002
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------
Murray L. Simpson (66)          Vice        Since        Not                None
One Franklin Parkway            President   2000         Applicable
San Mateo, CA 94403-1906        and
                                Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources,  Inc.; officer and/or  director,  as the case may be, of some of the  subsidiaries  of Franklin
Resources,  Inc. and of 51 of the  investment  companies  in Franklin  Templeton
Investments;  and  FORMERLY,  Chief  Executive  Officer and  Managing  Director,
Templeton  Franklin   Investment  Services  (Asia)  Limited  (until  2000);  and
Director, Templeton Asset Management Ltd. (until 1999).
----------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.


**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc., which is the parent company of the Trust's administrator and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Trust pays noninterested board members $310 per month plus $225 per meeting attended. Board members who serve on the Audit Committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.


                                                         Number of
                                    Total Fees           Boards in
                      Total Fees     Received             Franklin
                       Received   from Franklin          Templeton
                       from the     Templeton            Investments
                       Trust/1/   Investments/2/           on which
Name                     ($)           ($)               Each Serves/3/
--------------------------------------------------------------------------
Frank H. Abbott, III    4,839        164,214                29
Harris J. Ashton        4,953        372,100                46
Robert F. Carlson       6,221         95,070                15
S. Joseph Fortunato     4,667        372,941                47
Frank W.T. LaHaye       4,614        164,214                29
Gordon S. Macklin       4,750        363,512                46

1. For the fiscal year ended June 30, 2003.

2. For the calendar year ended December 31, 2002.

3. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Funds or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.


Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The board, with approval of all noninterested and interested board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Funds and the Portfolios having substantially the same boards. These procedures call for an annual review of the Funds' relationships with the Portfolios. If a conflict exists, the boards may take action, which may include the establishment of a new board. The board has determined that there are no conflicts of interest at the present time.


The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2002.


INDEPENDENT BOARD MEMBERS
------------------------------

                                                           Aggregate
                                                         Dollar Range of
                                                      Equity Securities in
                                                        All Funds Overseen
                                                          by the Board
                                  Dollar Range of        Member in the
Name of                         Equity Securities       Franklin Templeton
Board Member                      in the Funds           Fund Complex
------------------------------------------------------------------------------
Frank H. Abbott, III                  None               Over $100,000
Harris J. Ashton                      None               Over $100,000
Robert F. Carlson                     None               Over $100,000
S. Joseph Fortunato                   None               Over $100,000
Frank W.T. LaHaye                     None               Over $100,000
Gordon S. Macklin                     None               Over $100,000



INTERESTED BOARD MEMBERS
------------------------------

                                                         Aggregate
                                                         Dollar Range of
                                                      Equity Securities in
                                                        All Funds Overseen
                                                          by the Board
                                  Dollar Range of        Member in the
Name of                         Equity Securities       Franklin Templeton
Board Member                      in the Funds           Fund Complex
------------------------------------------------------------------------------
Charles B. Johnson              Money Market Portfolio   Over $100,000
                                  Over $100,000
Rupert H. Johnson, Jr.          Money Market Portfolio   Over $100,000
                                  Over $100,000


BOARD COMMITTEES The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following Independent Trustees: Frank H. Abbott, III, Robert F. Carlson and Frank W.T. LaHaye. The Nominating Committee is comprised of the following Independent
Trustees: Frank H. Abbott, III, Harris J. Ashton, Robert F. Carlson, S. Joseph Fortunato, Frank W.T. LaHaye and Gordon S. Macklin.

The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Trust's address at:

P.O. Box 997151
Sacramento, CA 95899-9983


During the fiscal year ended June 30, 2003, the Audit Committee met five times and the Nominating Committee did not meet.


MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The Portfolios' manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the Portfolios to buy, hold or sell. The manager also selects the brokers who execute the Portfolios' portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Portfolios, the manager and its officers, directors and employees are covered by fidelity insurance.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Portfolios. Similarly, with respect to the Portfolios, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Portfolios or other funds it manages. Because the manager is a subsidiary of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, Federal regulations applicable to FHCs may limit or restrict a Portfolio's ability to acquire or hold a position in a given security when it might otherwise be advantageous for a Portfolio to acquire or hold that security.


The Funds, the Portfolios, their manager and the Funds' principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for a Portfolio or that are currently held by a Portfolio, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, the Portfolios, their manager and the Funds' principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).


During the past fiscal year, the Portfolios' board, including a majority of noninterested or independent trustees, approved renewal of the Portfolios' management agreements. In reaching this decision, the board took into account information furnished throughout the year at regular board meetings, as well as information specifically furnished for a board meeting held annually to specifically consider such renewal. Information furnished throughout the year included reports on the Portfolios' investment performance, expenses, portfolio composition and sales and redemptions, along with related financial statements, information about the scope and quality of services provided by the manager and its affiliates, as well as periodic reports relating to compliance with the Portfolios' investment policies and restrictions. The information furnished annually to the board also included special reports prepared by an independent third party analyst comparing the Portfolios' investment performance and expenses with those of other mutual funds deemed comparable to the Portfolios as selected by the independent third party analyst as well as information relating to the manager's profitability.

In considering such material, the independent board members received assistance and advice from and met separately with independent counsel. Based upon its review of such material and information together with such other information as it deemed relevant, the board, including a majority of independent trustees, concluded that continuance of the management agreement was appropriate and in the best interest of Fund shareholders. In reaching this decision, the board took into account a combination of factors, including the following:


o PERFORMANCE. Performance of the Money Portfolio and U.S. Securities Portfolio was considered in reference to a peer group of institutional money market funds and institutional U.S. Treasury money market funds, respectively, as selected by the independent third party analyst.

o EXPENSES. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Money Portfolio and U.S. Securities Portfolio in relation to those within the relevant peer groups of institutional money market funds and U.S. Treasury money market funds, as selected by the independent third party analyst. Emphasis is placed on the Portfolios' overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Portfolios under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships. Recognition was given to costs resulting from exchange privileges given shareholders and the fact that the Funds largely function as temporary investment vehicles for investors within the Franklin Templeton family of funds.


o QUALITY OF SERVICES. In considering the scope and quality of investment management services, consideration was given to the manager's continuing need to attract and retain qualified investment management staff, the portfolio research and management process, and the record of compliance with Fund investment policies and restrictions, as well as the code of ethics which governs personal securities trading by Fund management. Consideration was also given to the scope and quality of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Portfolios under separate agreements with the manager and its affiliates. In performing this evaluation, the board considers factors such as the level of expenditures in and improvements and enhancements of services provided, as well as data and reports evidencing or measuring the various levels of services provided. In addition to third party data and reports, the trustees, all of whom have significant investments in one or more of the Franklin Templeton family of funds, check on and informally report from time to time on the level of service personally experienced by them as shareholders. The board also considered the benefit to Portfolio shareholders of investing in a fund that is part of a large family of funds offering a variety of investment choices and shareholder services.

o Manager's profitability. The trustees considered the manager's level of profitability in providing management and other services to the Franklin Templeton funds, including the Portfolios. In doing so, the trustees considered materials and reports prepared annually by the manager that address profitability from its overall U.S. fund business, as well as from services provided the individual funds, including the Portfolios. The Portfolios' board reviews and discusses in detail the basis on which such reports are prepared and reviews the reasonableness of the cost allocation methodology utilized by the Portfolios' independent auditors. The board also considers the extent to which the manager may potentially achieve economies of scale and possibly derive other ancillary benefits from Portfolio operations, including the allocation of Portfolio brokerage and the use of "soft" commission dollars to pay for research and other similar services. The trustees also considered the manager's profitability in comparison with available industry data.


MANAGEMENT FEES Each Portfolio pays the manager a fee equal to an annual rate of
0.15 of 1% of the value of its average daily net assets. The fee is computed at the close of business each day according to the terms of the management agreement.

For the last three fiscal years ended June 30, the Portfolios paid the following management fees:


                                            MANAGEMENT FEES PAID/1/ ($)
------------------------------------------------------------------------------
                                          2003        2002        2001
------------------------------------------------------------------------------
Money Portfolio                         7,691,904   7,102,067   5,906,814
U.S. Securities Portfolio                 297,052     294,523     272,844


1. For the fiscal years ended June 30, 2003, 2002 and 2001, management fees, before any advance waiver, totaled $7,877,475, 7,371,088 and $6,158,676 for the Money Portfolio and $322,526, $322,365 and $299,761 for the U.S. Securities Portfolio, respectively. Under an agreement by the manager to limit its fees, the Portfolios paid the management fees shown.


ADMINISTRATOR AND SERVICES PROVIDED Franklin Advisers, Inc. (Advisers) has an agreement with each Fund to provide various administrative, statistical and other services to the Fund.

ADMINISTRATION  FEES Each Fund pays  Advisers  a fee equal to an annual  rate of
0.20 of 1% of the value of the Fund's average daily net assets.

During the last three fiscal years ended June 30, the Funds paid Advisers the following administration fees:


                                            ADMINISTRATION FEES PAID/1/ ($)
-------------------------------------------------------------------------------
                                             2003        2002        2001
-------------------------------------------------------------------------------
Money Fund                                 5,283,639   4,444,941   2,500,598
U.S. Securities Fund                          99,480      99,364      58,709

1. For the fiscal years ended June 30, 2003, 2002 and 2001, administration fees, before any advance waiver, totaled $5,590,141, $4,819,668 and $2,622,297 for the Money Fund and $150,502, $140,322 and $117,403 for the U.S. Securities Fund, respectively. Under an agreement by Advisers to limit its fees, the Funds paid the administration fees shown.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is each Fund's shareholder servicing agent and acts as each Fund's transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906. Please send all correspondence to Institutional Services, One Franklin Parkway, San Mateo, CA 94403-1906.

Investor Services receives a fee for servicing Fund shareholder accounts. Each Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Funds.

Each Fund may also pay servicing fees to certain financial institutions that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an employer sponsored retirement plan for which the institution, or its affiliate, provides participant level record keeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from a Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from a Fund for services provided in support of Beneficial Owners and NSCC networking system accounts.

CUSTODIAN Investor Services, as the transfer agent for the Portfolios, effectively acts as each Fund's custodian and holds the Fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of each Fund's cash, pending investment in Portfolio shares. Bank of New York also acts as custodian of the securities and other assets of the Portfolios.


AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Funds' independent auditor. The auditor gives an opinion on the financial statements included in the Trust's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

The Funds will not incur any brokerage or other costs in connection with buying or selling shares of the Portfolio.

Since most purchases by the Portfolios are principal transactions at net prices, the Portfolios incur little or no brokerage costs. The Portfolios deal directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolios seek to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Portfolios' officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Portfolios' portfolio transactions. If purchases or sales of securities of the Portfolios and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolios are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Portfolios.


During the fiscal years ended June 30, 2003, 2002 and 2001, the Portfolios did not pay any brokerage commissions.

As of June 30, 2003, the Money Portfolio owned the following securities issued by its regular broker-dealers:

                                      Aggregate Value
                                       of Portfolio
                                     Transactions ($)
-----------------------------------------------------------------------
UBS Warburg                             150,001,000
Barclay Investments Inc.                136,134,000


Except as noted, neither the Funds nor the Portfolios owned any securities issued by their regular broker-dealers as of the end of the fiscal year.

Distributions and Taxes
------------------------------------------------------------------------------


DISTRIBUTIONS OF NET INVESTMENT INCOME The Money Fund receives taxable income generally in the form of dividends on its investment in The Money Market Portfolio (Money Portfolio). The U.S. Securities Fund receives taxable income generally in the form of dividends on its investment in The U.S. Government Securities Money Market Portfolio (U.S. Securities Portfolio). The Money Fund and the U.S. Securities Fund each also may earn taxable income from temporary investments. This income, less expenses incurred in the operation of the Fund, constitutes each Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends a Fund pays from this income will be taxable to you as ordinary income.


The Money Portfolio earns taxable income from many sources, including interest on money market instruments, including U.S. government securities, commercial paper, short-term corporate obligations and repurchase agreements, and from ordinary income from the sale of market discount bonds.

The U.S. Securities Portfolio earns taxable income primarily from its investment in marketable securities issued or guaranteed by the U.S. government or government-sponsored agencies. It also may earn ordinary income from the sale of market discount bonds.

DISTRIBUTIONS OF CAPITAL GAINS The Money Portfolio and the U.S. Securities Portfolio each may realize short-term capital gains on the sale of their portfolio securities. However, any net short-term capital gains in these portfolios will be distributed to the Money Fund or the U.S. Securities Fund, respectively, as ordinary taxable dividends. Because each Portfolio and each Fund is a money fund, none anticipates realizing any long-term capital gains.

MAINTAINING A $1 SHARE PRICE Gains and losses on each Fund's investment in the shares of their respective Portfolios and unrealized appreciation or depreciation in the value of these shares may require a Fund to adjust its dividends to maintain its $1 share price. These procedures may result in under- or over-distributions by a Fund of its net investment income.


2003 Tax Act On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003. Under this Act, certain dividend income paid to you by a fund will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate brackets). In general, income dividends from dividends received by a fund after December 31, 2002 from domestic corporations and qualified foreign corporations will be permitted this favored federal tax treatment. Because each Portfolio receives its income primarily from its investment in short-term debt securities, and each Fund receives its income primarily from dividends from its respective Portfolio, neither Fund anticipates that any of its income will be qualified dividend income, and that all of its income dividends to you will continue to be taxed at the higher ordinary income tax rates.


INVESTMENTS IN FOREIGN SECURITIES (MONEY PORTFOLIO AND MONEY FUND ONLY) The next two paragraphs describe tax considerations that are applicable to funds that invest in foreign securities. These considerations apply to the Money Portfolio, and, in turn, to the Money Fund.

EFFECT OF FOREIGN WITHHOLDING TAXES. The Money Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. Effect of foreign debt investments and hedging on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Money Portfolio. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to the Money Fund as ordinary income, and any losses reduce the Money Portfolio's ordinary income otherwise available for distribution to the Money Fund.

Either or both of these treatments could increase or decrease the Money Portfolio's ordinary income dividends to the Money Fund, and, in turn, the Money Fund's ordinary income dividends to you.


INFORMATION ON THE TAX CHARACTER OF DIVIDENDS Each Fund will inform you of the amount of your dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. Dividends declared in December but paid in January are taxable to you as if paid in December.


ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). Each has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income it distributes to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o 98% of its taxable ordinary income earned during the calendar year;

o 98% of its capital gain net income earned during the twelve month eriod ending October 31 (if any); and

o 100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.


SALES OF FUND SHARES Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because each Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale of your shares.

U.S. GOVERNMENT SECURITIES States generally grant tax-free status to dividends paid from interest earned on certain U.S. government securities. Neither Fund, however, anticipates that any of its distributions will be exempt from state and local taxes because each Fund invests in U.S. government securities only indirectly by investing in the shares of a Portfolio.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS Because each Fund's income is derived indirectly from interest rather than dividends, generally none of its dividends will be eligible for the corporate dividends-received deduction.


INVESTMENT IN COMPLEX SECURITIES Each Portfolio may invest in securities issued or purchased at a discount that may require it to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Portfolio may be required to sell securities that it otherwise might have continued to hold. These rules could affect the amount, timing and tax character of income distributed to your Fund, and, in turn, by the Fund to you.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
-------------------------------------------------------------------------------

Each Fund is a diversified series of Institutional Fiduciary Trust (Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC.


As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Funds. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that a Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that each Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of a Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.


Certain Franklin Templeton funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Please note that for selling or exchanging your shares, or for other purposes, the Funds' shares are considered Class A shares.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

As of October 2, 2003, the principal shareholders of the Funds, beneficial or of record, were:

                                             PERCENTAGE
NAME AND ADDRESS                                 (%)
------------------------------------------------------------------------------
MONEY FUND

Franklin Resources, Inc.                         9.84
One Franklin Parkway
San Mateo, CA 94403-1906

Franklin Advisers, Inc.                          5.91
One Franklin Parkway
San Mateo, CA 94403-1906

Franklin Floating Rate Trust                     6.08
One Franklin Parkway
San Mateo, CA 94403-1906

Income Series                                    5.59
Franklin Custodian Funds, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

U.S. Government Securities Series                5.59
Franklin Custodian Funds, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

Franklin Small-Mid Cap Growth Fund               5.59
Franklin Strategic Series
One Franklin Parkway
San Mateo, CA 94403-1906

Franklin Balance Sheet Investment Fund           5.59
Franklin Value Investors Trust
One Franklin Parkway
San Mateo, CA 94403-1906

U.S. SECURITIES FUND
Texas State Bank                                 7.32
2201 Sherwood Way
P.O. Box 3186
San Angelo, TX 76902-3186

Visa International Special Account 5            22.04
900 Metro Center
Foster City, CA 94404-2172

Franklin Templeton Distributors, Inc.            5.83
One Franklin Parkway
San Mateo, CA 94403-1906

Visa USA Inc.                                    5.64
FBO 10039272
P.O. Box 8999
San Francisco, CA 94128-8999

U.S. Securities Fund (cont.)
Visa USA Inc.                                   11.31
FBO 10034741
P.O. Box 8999
San Francisco, CA 94128-8999

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, may be considered beneficial holders of the Fund shares held by Franklin Resources, Inc. (Resources) and Franklin Advisers, Inc. (Advisers). As principal shareholders of Resources, they may be able to control the voting of Resources' and Advisers' shares of the Fund.


From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As of October 2, 2003, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
-------------------------------------------------------------------------------


Each Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of a Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of a Fund must be denominated in U.S. dollars and drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin to accrue until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.


The offering of Fund shares may be suspended at any time and resumed at any time thereafter.


DEALER COMPENSATION Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton funds. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.


Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

EXCHANGE PRIVILEGE If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, a Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

REDEMPTIONS IN KIND Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

All purchases of Fund shares will be credited to you, in full and fractional Fund shares (rounded to the nearest 1/100 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued.


GENERAL INFORMATION If dividend checks are returned to a Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.


In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.


Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, a Fund is not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither a Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to a Fund at a later date. These sub-accounts may be registered either by name or number. A Fund's investment minimums apply to each sub-account. A Fund will send confirmation and account statements for the sub-accounts to the institution. If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to a Fund.

In the event of disputes involving multiple claims of ownership or authority to control your account, each Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by a Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.


PRICING SHARES
-------------------------------------------------------------------------------

When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The valuation of each Portfolio's portfolio securities, including any securities set aside on the Portfolio's books for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but using a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund using only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates. The Portfolios' use of amortized cost, which helps each Portfolio maintain a $1 share price, is permitted by a rule adopted by the SEC.

The board has established procedures designed to stabilize, to the extent reasonably possible, each Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the board, at such intervals as it may deem appropriate, to determine if the Portfolio's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the board. If a deviation exceeds 1/2 of 1%, the board will promptly consider what action, if any, will be initiated. If the board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations.

THE UNDERWRITER
-------------------------------------------------------------------------------

Franklin  Templeton  Distributors,  Inc.  (Distributors)  acts as the  principal
underwriter   in  the  continuous   public   offering  of  each  Fund's  shares.
Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Funds pay the expenses of preparing and printing amendments to their registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to payments from the Funds under the Rule 12b-1 plans, as discussed below. Distributors received no compensation from the Funds for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a separate plan pursuant to Rule 12b-1 for each Fund's shares. The plans are designed to benefit the Funds and their shareholders. The plans are expected to, among other things, increase advertising of the Funds, encourage sales of the Funds and service to their shareholders, and increase or maintain assets of the Funds so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Funds is useful in managing the Funds because Advisers has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under the plans, the Funds pay Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Funds, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses."

Each Fund may pay up to 0.15% per year of the Fund's average daily net assets.

The plans are reimbursement plans. They allow the Funds to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Funds will not reimburse more than the maximum amount allowed under the plan. Any unreimbursed expenses from one year may not be carried over to or reimbursed in later years.


For the fiscal year ended June 30, 2003, the Funds did not incur any expenses pursuant to the plans.R


In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Funds, Advisers or Distributors or other parties on behalf of a Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plans because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plans for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.


Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

PERFORMANCE
--------------------------------------------------------------------------------


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return, current yield and effective yield quotations used by a Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.



AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees.


The average annual total returns for the indicated periods ended June 30, 2003, were:

                     1 Year (%)  5 Years (%)10 Years (%)
-------------------------------------------------------------------------------
Money Fund              1.20        4.00        4.53
U.S. Securities Fund    1.14        3.78        4.38


The following SEC formula was used to calculate these figures:

                                        n
                                  P(1+T)  = ERV
where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period


CURRENT YIELD Current yield shows the income per share earned by the Funds. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account with a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by 365/7. The current yield for the seven day period ended June 30, 2003, was 0.83% for the Money Fund and 0.70% for the U.S. Securities Fund.

EFFECTIVE YIELD The Funds' effective yield is calculated in the same manner as their current yield, except the annualization of the return for the seven day period reflects the results of compounding. The effective yield for the seven day period ended June 30, 2003, was 0.83% for the Money Fund and 0.71% for the U.S. Securities Fund.


The following SEC formula was used to calculate these figures:

 Effective yield = [(Base period return + 1)365/7] - 1

OTHER PERFORMANCE QUOTATIONS Each Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.


COMPARISONS To help you better evaluate how an investment in a Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


o Lipper, Inc. - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutualfund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.




o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.


o Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for large and small company stock, long term government bonds, Treasury bills, and inflation.


o Financial publications: The Wall Street Journal, and Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

From time to time, advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare each Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to each Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
------------------------------------------------------------------------------

The Funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in a Fund cannot guarantee that these goals will be met.


The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $301 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 104 U.S. based open-end investment companies to the public. Each Fund may identify itself by its Nasdaq symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment goals, no two are exactly alike. Shares of the Funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
------------------------------------------------------------------------------

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE (MOODY'S)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group (S&P(R))

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MUNICIPAL BOND RATINGS

Moody's

INVESTMENT GRADE

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its municipal bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P
INVESTMENT GRADE

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH INVESTORS SERVICE, INC. (Fitch)

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA, DDD, DD or D categories.

MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.


SHORT-TERM DEBT & Commercial Paper Ratings

Moody's

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings, which are also applicable to municipal paper investments, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

APPENDICES
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CALIFORNIA GOVERNMENT CODE SECTION 53601. LOCAL AGENCIES; AUTHORIZED
INVESTMENTS; TEXT OF SECTION EFFECTIVE ON JULY 7, 1988, AMENDED IN 1992, 1994, 1995, 1996, 1998, 1999, 2000, 2001, 2002 AND 2003.

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This section shall apply to a local agency that is a city, a district,  or other local agency that does not pool money in deposits or investments with other local agencies, other than local agencies that have the same governing body. However, Section 53635 shall apply to all local agencies that pool money in deposits or investments with other local agencies that have separate governing bodies. The legislative body of a local agency having money in a sinking fund or money in its treasury not required for the immediate needs of the local agency may invest any portion of the money that it deems wise or expedient in those investments set forth below. A local agency purchasing or obtaining any securities prescribed in this section, in a negotiable, bearer, registered, or nonregistered format, shall require delivery of the securities to the local agency, including those purchased for the agency by financial advisers, consultants, or managers using the agency's funds, by book entry, physical delivery, or by third-party custodial agreement. The transfer of securities to the counterparty bank's customer book entry account may be used for book entry delivery. For purposes of this section, "counterparty" means the other party to the transaction. A counterparty bank's trust department or separate safekeeping department may be used for the physical delivery of the security if the security is held in the name of the local agency. Where this section specifies a percentage limitation for a particular category of investment, that percentage is applicable only at the date of purchase. Where this section does not specify a limitation on the term or remaining maturity at the time of the investment, no investment shall be made in any security, other than a security underlying a repurchase or reverse repurchase agreement or securities lending agreement authorized by this section, that at the time of the investment has a term remaining to maturity in excess of five years, unless the legislative body has granted express authority to make that investment either specifically or as a part of an investment program approved by the legislative body no less than three months prior to the investment:

(a) Bonds issued by the local agency, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency or by a department, board, agency, or authority of the local agency.

(b) United States Treasury notes, bonds, bills, or certificates of indebtedness, or those for which the faith and credit of the United States are pledged for the payment of principal and interest.

(c) Registered state warrants or treasury notes or bonds of this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the state or by a department, board, agency, or authority of the state.

(d) Bonds, notes, warrants, or other
evidences of indebtedness of any local agency within this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency, or by a department, board, agency, or authority of the local agency.

(e) Federal agency or United States government-sponsored enterprise obligations, participations, or other instruments, including those issued by or fully guaranteed as to principal and interest by federal agencies or United States government-sponsored enterprises.

(f) Bankers acceptances otherwise known as bills of exchange or time drafts that are drawn on and accepted by a commercial bank. Purchases of bankers acceptances may not exceed 180 days' maturity or 40 percent of the agency's money that may be invested pursuant to this section. However, no more than 30 percent of the agency's money may be invested in the bankers acceptances of any one commercial bank pursuant to this section.

This subdivision does not preclude a municipal utility district from investing any money in its treasury in any manner authorized by the Municipal Utility District Act (Division 6 (commencing with Section 11501) of the Public Utilities
Code).


(g) Commercial paper of "prime" quality of the highest ranking or of the highest letter and number rating as provided for by a nationally recognized statistical-rating organization (NRSRO). The entity that issues the commercial paper shall meet all of the following conditions in either paragraph (1) or paragraph (2):

(1) The entity meets the following criteria:

(A) Is organized and operating in the United States as a general corporation.

(B) Has total assets in excess of five hundred million dollars ($500,000,000).

(C) Has debt other than commercial paper, if any, that is rated "A" or higher by a nationally recognized statistical-rating organization (NRSRO).

(2) The entity meets the following criteria:

(A) Is organized within the United States as a special purpose corporation, trust, or limited liability company.

(B) Has programwide credit enhancements including, but not limited to, overcollateralization, letters of credit, or surety bond.

(C) Has commercial paper that is rated "A-1" or higher, or the equivalent, by a nationally recognized statistical-rating organization (NRSRO).

Eligible commercial paper shall have a maximum maturity of 270 days or less. Local agencies, other than counties or a city and county, may invest no more than 25 percent of their money in eligible commercial paper. Local agencies, other than counties or a city and county, may purchase no more than 10 percent of the outstanding commercial paper of any single issuer. Counties or a city and county may invest in commercial paper pursuant to the concentration limits in subdivision (a) of Section 53635.

(h) Negotiable certificates of deposit issued by a nationally or state-chartered bank, a savings association or a federal association (as defined by Section 5102 of the Financial Code), a state or federal credit union, or by a state-licensed branch of a foreign bank. Purchases of negotiable certificates of deposit may not exceed 30 percent of the agency's money which may be invested pursuant to this section. For purposes of this section, negotiable certificates of deposit do not come within Article 2 (commencing with Section 53630), except that the amount so invested shall be subject to the limitations of Section 53638. The legislative body of a local agency and the treasurer or other official of the local agency having legal custody of the money are prohibited from investing local agency funds, or funds in the custody of the local agency, in negotiable certificates of deposit issued by a state or federal credit union if a member of the legislative body of the local agency, or any person with investment decisionmaking authority in the administrative office manager's office, budget office, auditor-controller's office, or treasurer's office of the local agency also serves on the board of directors, or any committee appointed by the board of directors, or the credit committee or the supervisory committee of the state or federal credit union issuing the negotiable certificates of deposit.


(i) (1) Investments in repurchase agreements or reverse repurchase agreements or securities lending agreements of any securities authorized by this section, as long as the agreements are subject to this subdivision, including the delivery requirements specified in this section.

(2) Investments in repurchase agreements may be made, on any investment authorized in this section, when the term of the agreement does not exceed one year. The market value of securities that underlay a repurchase agreement shall be valued at 102 percent or greater of the funds borrowed against those securities and the value shall be adjusted no less than quarterly. Since the market value of the underlying securities is subject to daily market fluctuations, the investments in repurchase agreements shall be in compliance if the value of the underlying securities is brought back up to 102 percent no later than the next business day.

(3) Reverse repurchase agreements or securities lending agreements may be utilized only when all of the following conditions are met:

(A) The security to be sold on reverse repurchase agreement or securities lending agreement has been owned and fully paid for by the local agency for a minimum of 30 days prior to sale.

(B) The total of all reverse repurchase agreements and securities lending agreements on investments owned by the local agency does not exceed 20 percent of the base value of the portfolio. (C) The agreement does not exceed a term of 92 days, unless the agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement or securities lending agreement and the final maturity date of the same security.

(D) Funds obtained or funds within the pool of an equivalent amount to that obtained from selling a security to a counterparty by way of a reverse repurchase agreement or securities lending agreement shall not be used to purchase another security with a maturity longer than 92 days from the initial settlement date of the reverse repurchase agreement or securities lending agreement, unless the reverse repurchase agreement or securities lending agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement or securities lending agreement and the final maturity date of the same security.

(4) (A) Investments in reverse repurchase agreements, securities lending agreements, or similar investments in which the local agency sells securities prior to purchase with a simultaneous agreement to repurchase the security may only be made upon prior approval of the governing body of the local agency and shall only be made with primary dealers of the Federal Reserve Bank of New York or with a nationally or state-chartered bank that has or has had a significant banking relationship with a local agency.

(B) For purposes of this chapter, "significant banking relationship" means any of the following activities of a bank:

(i) Involvement in the creation, sale, purchase, or retirement of a local agency's bonds, warrants, notes, or other evidence of indebtedness.

(ii) Financing of a local agency's activities.

(iii) Acceptance of a local agency's securities or funds as deposits.

(5) (A) "Repurchase agreement" means a purchase of securities by the local agency pursuant to an agreement by which the counterparty seller will repurchase the securities on or before a specified date and for a specified amount and the counterparty will deliver the underlying securities to the local agency by book entry, physical delivery, or by third-party custodial agreement. The transfer of underlying securities to the counterparty bank's customer book-entry account may be used for book-entry delivery.

(B) "Securities," for purpose of repurchase under this subdivision, means securities of the same issuer, description, issue date, and maturity.

(C) "Reverse repurchase agreement" means a sale of securities by the local agency pursuant to an agreement by which the local agency will repurchase the securities on or before a specified date and includes other comparable agreements.

(D) "Securities lending agreement" means an agreement under which a local agency agrees to transfer securities to a borrower who, in turn, agrees to provide collateral to the local agency. During the term of the agreement, both the securities and the collateral are held by a third party. At the conclusion of the agreement, the securities are transferred back to the local agency in return for the collateral.

(E) For purposes of this section, the base value of the local agency's pool portfolio shall be that dollar amount obtained by totaling all cash balances placed in the pool by all pool participants, excluding any amounts obtained through selling securities by way of reverse repurchase agreements, securities lending agreements, or other similar borrowing methods.

(F) For purposes of this section, the spread is the difference between the cost of funds obtained using the reverse repurchase agreement and the earnings obtained on the reinvestment of the funds.


(j) Medium-term notes, defined as all corporate and depository institution debt securities with a maximum remaining maturity of five years or less, issued by corporations organized and operating within the United States or by depository institutions licensed by the United States or any state and operating within the United States. Notes eligible for investment under this subdivision shall be rated "A" or better by a nationally recognized rating service. Purchases of medium-term notes shall not include other instruments authorized by this section and may not exceed 30 percent of the agency's money that may be invested pursuant to this section.


(k) (1) Shares of beneficial interest issued by diversified management companies that invest in the securities and obligations as authorized by subdivisions (a) to (j), inclusive, or subdivisions (m) or (n) and that comply with the investment restrictions of this article and Article 2 (commencing with Section 53630). However, notwithstanding these restrictions, a counterparty to a reverse repurchase agreement or securities lending agreement is not required to be a primary dealer of the Federal Reserve Bank of New York if the company's board of directors finds that the counterparty presents a minimal risk of default, and the value of the securities underlying a repurchase agreement or securities lending agreement may be 100 percent of the sales price if the securities are marked to market daily.

(2) Shares of beneficial interest issued by diversified management companies that are money market funds registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (15 U.S.C. Sec. 80a-1 et seq.).

(3) If investment is in shares issued pursuant to paragraph (1), the company shall have met either of the following criteria:

(A)  Attained the highest  ranking or the highest  letter and  numerical  rating
provided  by  not  less  than  two  nationally  recognized   statistical  rating
organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience investing in the securities and obligations authorized by subdivisions (a) to
(j), inclusive, or subdivisions (m) or (n) and with assets under management in excess of five hundred million dollars ($500,000,000).

(4) If investment is in shares issued pursuant to paragraph (2), the company shall have met either of the following criteria:

(A)  Attained the highest  ranking or the highest  letter and  numerical  rating
provided  by  not  less  than  two  nationally  recognized   statistical  rating
organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience managing money market mutual funds with assets under management in excess of five hundred million dollars ($500,000,000).


(5) The purchase price of shares of beneficial interest purchased pursuant to this subdivision shall not include any commission that the companies may charge and shall not exceed 20 percent of the agency's money that may be invested pursuant to this section. However, no more than 10 percent of the agency's funds may be invested in shares of beneficial interest of any one mutual fund pursuant to paragraph (1).


(l) Moneys held by a trustee or fiscal agent and pledged to the payment or security of bonds or other indebtedness, or obligations under a lease, installment sale, or other agreement of a local agency, or certificates of participation in those bonds, indebtedness, or lease installment sale, or other agreements, may be invested in accordance with the statutory provisions governing the issuance of those bonds, indebtedness, or lease installment sale, or other agreement, or to the extent not inconsistent therewith or if there are no specific statutory provisions, in accordance with the ordinance, resolution, indenture, or agreement of the local agency providing for the issuance.


(m) Notes, bonds, or other obligations that are at all times secured by a valid first priority security interest in securities of the types listed by Section 53651 as eligible securities for the purpose of securing local agency deposits having a market value at least equal to that required by Section 53652 for the purpose of securing local agency deposits. The securities serving as collateral shall be placed by delivery or book entry into the custody of a trust company or the trust department of a bank that is not affiliated with the issuer of the secured obligation, and the security interest shall be perfected in accordance with the requirements of the Uniform Commercial Code or federal regulations applicable to the types of securities in which the security interest is granted.


(n) Any mortgage passthrough security, collateralized mortgage obligation, mortgage-backed or other pay-through bond, equipment lease-backed certificate, consumer receivable passthrough certificate, or consumer receivable-backed bond of a maximum of five years' maturity. Securities eligible for investment under this subdivision shall be issued by an issuer having an "A" or higher rating for the issuer's debt as provided by a nationally recognized rating service and rated in a rating category of "AA" or its equivalent or better by a nationally recognized rating service. Purchase of securities authorized by this subdivision may not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section.

California Government Code Section 53635.


Local agency investments; commercial paper. Text of section effective July 7, 1988, amended in 1992, 1995, 1996, 1998, 1999, 2000, 2001, 2002 and 2003.

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(a) This section shall apply to a local agency that is a county, a city and county, or other local agency that pools money in deposits or investments with other local agencies, including local agencies that have the same governing body. However, Section 53601 shall apply to all local agencies that pool money in deposits or investments exclusively with local agencies that have the same governing body.


This section shall be interpreted in a manner that recognizes the distinct characteristics of investment pools and the distinct administrative burdens on managing and investing funds on a pooled basis pursuant to Article 6 (commencing with Section 27130) of Chapter 5 of Division 2 of Title 3.


A local agency that is a county, a city and county, or other local agency that pools money in deposits or investments with other agencies may invest in commercial paper pursuant to subdivision (g) of Section 53601, except that the local agency shall be subject to the following concentration limits:

(1) No more than 40 percent of the local agency's money may be invested in eligible commercial paper.

(2) No more than 10 percent of the local agency's money that may be invested pursuant to this section may be invested in the outstanding commercial paper of any single issuer.

(3) No more than 10 percent of the outstanding commercial paper of any single issuer may be purchased by the local agency.

(b) Notwithstanding Section 53601, the City of Los Angeles shall be subject to the concentration limits of this section for counties and for cities and counties with regard to the investment of money in eligible commercial paper.







INSTITUTIONAL FIDUCIARY TRUST


Franklin Structured Large Cap Core Equity Fund
Franklin Structured Large Cap Growth Equity Fund


STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 2003

[Insert Franklin Templeton Investments logo]

P.O. BOX 997151, SACRAMENTO, CA 95899-9983 1-800/DIAL BEN(R)
-------------------------------------------------------------------------------
This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, dated November 1, 2003, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds' prospectus.

The audited financial statements and auditor's report in the Funds' Annual Report to Shareholders, for the fiscal year ended June 30, 2003, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/321-8563.

CONTENTS

Goals, Strategies and Risks                         2
Officers and Trustees                              14
Proxy Voting Policies and Procedures               18
Management and Other Services                      20
Portfolio Transactions                             21
Distributions and Taxes                            22
Organization, Voting Rights
 and Principal Holders                             25
Buying and Selling Shares                          26
Pricing Shares                                     28
The Underwriter                                    29
Performance                                        29
Miscellaneous Information                          32
Description of Ratings                             33


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MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------


                                                              IFT-2 SAI 11/03





GOALS, STRATEGIES AND RISKS
-------------------------------------------------------------------------------

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when a Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

Each Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.

FUNDAMENTAL INVESTMENT POLICIES

Each Fund's principal investment goal is long-term capital appreciation.

Each Fund may not:

1. Borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted by the Investment Company Act of 1940, as amended, (1940 Act), or any exemptions therefrom which may be granted by the Securities and Exchange Commission (SEC), or for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment goal and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

4. Purchase or sell real estate and commodities, except that the Fund may buy or sell securities of real estate investment trusts and may enter into financial futures contracts, options thereon, and forward contracts.

5. Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts or repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

6. Concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

7.     Buy the securities of any one issuer (other than the U.S.
       government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of such Fund's total assets may be invested without regard to such 5% and 10% limitations.

NON-FUNDAMENTAL INVESTMENT POLICIES

1. Each Fund may also seek current income incidental to long-term capital appreciation.

2. Each Fund currently intends to limit its investments in foreign securities to 5% of its total assets but may, in the future, invest up to 25% of its total assets in foreign securities.



INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

In trying to achieve its investment goals, each Fund may invest (unless otherwise indicated) in the following types of securities or engage in the following types of transactions:

BIOTECHNOLOGY COMPANIES The biotechnology industry is subject to extensive government regulation. The industry will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning healthcare reform and changes to the U.S. Food and Drug Administration's (FDA) approval process. If such legislation is passed it may affect the biotechnology industry. As these factors impact the biotechnology industry, the value of your shares may fluctuate significantly over relatively short periods of time.

Because the biotechnology industry is relatively new, investors may be quick to react to developments that affect the industry. In the past, biotechnology securities have exhibited considerable volatility in reaction to research and other developments. In comparison to more developed industries, there may be a thin trading market in biotechnology securities, and adverse developments in the biotechnology industry may be more likely to result in decreases in the value of biotechnology stocks.

Biotechnology companies are often small, start-up ventures whose products are only in the research stage. Only a limited number of biotechnology companies have reached the point of approval of products by the FDA and subsequent commercial production and distribution of such products. Therefore, the success of investments in the biotechnology industry is often based upon speculation and expectations about future products, research progress, and new product filings with regulatory authorities. Such investments are speculative and may drop sharply in value in response to regulatory or research setbacks.

CONVERTIBLE SECURITIES Although each Fund may invest in convertible securities without limit, the Funds currently intend to limit these investments to no more than 5% of net assets.

A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued by an operating company or an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security, but if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While each Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

ENHANCED CONVERTIBLE SECURITIES. In addition to "plain vanilla" convertibles, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these enhanced characteristics for investors include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer's perspective, enhanced structures are designed to meet balance sheet criteria, interest/dividend payment deductibility and reduced equity dilution. The following are descriptions of common structures of enhanced convertible securities.

Mandatorily convertible securities (e.g., ACES, DECS, PRIDES, SAILS - each issuer has a different acronym for its version of these securities) are considered the most equity-like of convertible securities. At maturity these securities are mandatorily convertible into common stock offering investors some form of yield enhancement in return for some of the upside potential in the form of a conversion premium. Typical characteristics of mandatories include: issued as preferred stock, convertible at premium, pay fixed quarterly dividend (typically 500 to 600 basis points higher than common stock dividend), and are non-callable for the life of the security (usually three to five years). An important feature of mandatories is that the number of shares received at maturity is determined by the difference between the price of the common stock at maturity and the price of the common stock at issuance.

Enhanced convertible preferred securities (e.g., QUIPS, TOPrS, and TECONS) are, from an investor's viewpoint, essentially convertible preferred securities, i.e., they are issued as preferred stock convertible into common stock at a premium and pay quarterly dividends. Through this structure the company establishes a wholly owned special purpose vehicle whose sole purpose is to issue convertible preferred stock. The proceeds of the convertible preferred stock offering pass through to the company. The company then issues a convertible subordinated debenture to the special purpose vehicle. This convertible subordinated debenture has identical terms to the convertible preferred issued to investors. Benefits to the issuer include increased equity credit from rating agencies and the deduction of coupon payments for tax purposes.

A company divesting a holding in another company often uses exchangeable securities. The primary difference between exchangeables and standard convertible structures is that the issuing company is a different company from that of the underlying shares.

Yield enhanced stock (YES, also known as PERCS) mandatorily converts into common stock at maturity and offers investors a higher current dividend than the underlying common stock. The difference between these structures and other mandatories is that the participation in stock price appreciation is capped.

Zero-coupon and deep-discount convertible bonds (OID and LYONs) include the following characteristics: no or low coupon payments, imbedded put options allowing the investor to put them on select dates prior to maturity, call protection (usually three to five years), and lower than normal conversion premiums at issuance. A benefit to the issuer is that while no cash interest is actually paid, the accrued interest may be deducted for tax purposes. Because of their put options, these bonds tend to be less sensitive to changes in interest rates than either long maturity bonds or preferred stocks. The put options also provide enhanced downside protection while retaining the equity participation characteristics of traditional convertible bonds.

An investment in an enhanced convertible security or any other security may involve additional risks. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities also may make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

DEBT SECURITIES A debt security typically has a fixed payment schedule which obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund's net asset value.

DEPOSITARY RECEIPTS Many securities of foreign issuers are represented by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs)(collectively, depositary receipts). ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on Nasdaq. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary receipts may be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Depositary receipts reduce but do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depositary receipt to issue and service such depositary receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

DERIVATIVE SECURITIES The Funds' transactions in options, futures, and options on futures involve certain risks. These risks include, among others, the risk that the effectiveness of a transaction depends on the degree that price movements in the underlying securities, index, or currency correlate with price movements in the relevant portion of the Fund's portfolio. The Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation that would result in a loss on both the underlying securities and the derivative security.

In addition, adverse market movements could cause a Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

Positions in exchange traded options and futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract or related option at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions may have an adverse impact on a Fund's ability to effectively hedge its securities. Furthermore, if the Fund is unable to close out a position and if prices move adversely, the Fund will have to continue to make daily cash payments to maintain its required margin. If a Fund does not have sufficient cash to do this, it may have to sell portfolio securities at a disadvantageous time. The Funds will enter into an option or futures position only if there appears to be a liquid secondary market for the options or futures.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option before its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it.

OPTIONS, FUTURES, AND OPTIONS ON FUTURES. A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. A futures contract is an obligation to buy or sell a specified security or currency at a set price on a specified future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. Options, futures, and options on futures are considered "derivative securities."

Each Fund may buy and sell options on securities and securities indices. The Funds may only buy options if the premiums paid for such options total 5% or less of net assets.

Each Fund may buy and sell futures contracts for securities and currencies. Each Fund may also buy and sell securities index futures and options on securities index futures. Each Fund may invest in futures contracts only to hedge against changes in the value of its securities or those it intends to buy. The Funds will not enter into a futures contract if the amounts paid for open contracts, including required initial deposits, would exceed 5% of net assets.

Each Fund may take advantage of opportunities in the area of options, futures, and options on futures and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but which may be developed, to the extent such opportunities are consistent with the Funds' investment goals and legally permissible for the Funds.

OPTIONS. Each Fund may buy or write (sell) put and call options on securities listed on a national securities exchange and in the over-the-counter (OTC) market. All options written by the Funds will be covered. The Funds may also buy or write put and call options on securities indices. Each Fund's net exposure to derivatives will be limited to less than 5% of its assets.

A call option written by the Fund is covered if the Fund
(a) owns the underlying security that is subject to the call or (b) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is held in cash or high-grade debt securities in a segregated account with the Fund's custodian bank.

A put option written by the Fund is covered if the Fund maintains cash or high-grade debt securities with a value equal to the exercise price of the written put in a segregated account with its custodian bank. A put is also covered if the Fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by the Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option on the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the Fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. The Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

A Fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. A Fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

A Fund may buy put options on securities in an attempt to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. The ability to buy put options allows the Fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund continues to receive interest or dividend income on the security. The Fund may sell a put option it has previously purchased prior to the sale of the security underlying the option. The sale of the option will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option. Any gain or loss may be wholly or partially offset by a change in the value of the underlying security that the Fund owns or has the right to acquire.

A Fund may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. However, OTC options differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

Call and put options on stock indices are similar to options on securities except, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of a put) the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When a Fund writes an option on a stock index, the Fund will establish a segregated account with its custodian bank containing cash or high quality fixed-income securities in an amount at least equal to the market value of the underlying stock index. The Fund will maintain the account while the option is open or will otherwise cover the transaction.

FINANCIAL FUTURES. The Funds may enter into contracts for the purchase or sale of futures contracts based upon financial indices (financial futures). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver such cash value called for by the contract on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to take delivery of the cash value called for by the contract at a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in price of portfolio securities without actually buying or selling the underlying security. Futures contracts have been designed by exchanges designated "contracts markets" by the Commodity Futures Trading Commission (CFTC) and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

The Funds will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of its securities or securities that they intend to buy and, to the extent consistent therewith, to accommodate cash flows. The Funds will not enter into any stock index or financial futures contract or related option if, immediately thereafter, more than one third of total assets would be represented by futures contracts or related options. In addition, the Funds may not buy or sell futures contracts or buy or sell related options if, immediately thereafter, the sum of the amount of initial deposits on existing financial futures and premiums paid on options on financial futures contracts would exceed 5% of total assets (taken at current value). To the extent a Fund enters into a futures contract or related call option, it will maintain with its custodian bank, to the extent required by the rules of the SEC, assets in a segregated account to cover its obligations with respect to such contract which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the market value of such futures contract or related option.

STOCK INDEX FUTURES. The Funds may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of their equity securities that might otherwise result. When a Fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

OPTIONS ON STOCK INDEX FUTURES. The Funds may buy and sell call and put options on stock index futures to hedge against risks of market price movements. The need to hedge against these risks will depend on the extent of diversification of the Fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

FUTURES CONTRACTS FOR SECURITIES AND CURRENCIES. Each Fund may buy and sell futures contracts for securities and currencies. These Funds may also enter into closing purchase and sale transactions with respect to these futures contracts. The Funds will engage in futures transactions only for bona fide hedging or other appropriate risk management purposes. All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

When securities prices are falling, a Fund may offset a decline in the value of its current portfolio securities through the sale of futures contracts. When prices are rising, a Fund can attempt to secure better prices than might be available when it intends to buy securities through the purchase of futures contracts. Similarly, a Fund can sell futures contracts on a specified currency in an attempt to protect against a decline in the value of that currency and its portfolio securities denominated in that currency. A Fund can buy futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the Fund has purchased or expects to buy.

Positions taken in the futures markets are not normally held to maturity, but are liquidated through offsetting transactions that may result in a profit or a loss. While the Funds' futures contracts on securities and currencies will usually be liquidated in this manner, the Funds may instead make or take delivery of the underlying securities or currencies whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

To the extent each Fund enters into a futures contract, it will deposit in a segregated account with its custodian bank cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. Should the value of the futures contract decline relative to the Fund's position, the Fund, if required by law, will pay the futures commission merchant an amount equal to the change in value.

FINANCIAL FUTURES CONTRACTS - GENERAL. Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical financial futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Funds will incur brokerage fees when they buy or sell financial futures contracts.

EQUITY SECURITIES The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater or lesser voting rights. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.

FOREIGN SECURITIES The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in a Fund. These risks can be significantly greater for investments in emerging markets. Investments in depositary receipts also involve some or all of the risks described below.

The political, economic, and social structures of some countries in which the Funds invest may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

The Funds' management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization, or confiscatory taxation, withholding, and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

The Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations, and by indigenous economic and political developments. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

CURRENCY. Some of the Funds' investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Funds' share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.

HEALTH TECHNOLOGY COMPANIES The value of health technology companies may be affected by a variety of government actions. For example, the activities of some health technology companies may be funded or subsidized by federal and state governments. If government subsidies are discontinued, the profitability of these companies could be adversely affected. Stocks of these companies will be affected by government policies on health technology reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. Health technology companies are also subject to legislative risk, which is the risk of a reform of the health technology system through legislation. Health technology companies may face lawsuits related to product liability issues. Also, many products and services provided by health technology companies are subject to rapid obsolescence. The value of an investment in a Fund may fluctuate significantly over relatively short periods of time.

ILLIQUID SECURITIES Each Fund's policy is not to invest more than 15% of its net assets in illiquid securities. Illiquid securities are generally any security that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

Each Fund does not consider securities that it acquires outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities market to be illiquid assets if: (a) the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market, or (b) current market quotations are readily available. Each Fund will not acquire the securities of foreign issuers outside of the U.S. if, at the time of acquisition, the Fund has reason to believe that it could not resell the securities in a public trading market.

The Funds' board of trustees has authorized the Funds to invest in legally restricted securities (such as those issued pursuant to an exemption from the registration requirements of the federal securities laws) where such investments are consistent with a Fund's investment goal. To the extent the manager determines there is a liquid institutional or other market for these securities, the Fund considers them to be liquid securities. An example of these securities are restricted securities that may be freely transferred among qualified institutional buyers under Rule 144A of the Securities Act of 1933 (1933 Act), as amended, and for which a liquid institutional market has developed. The Funds' board of trustees will review any determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the manager and the Funds' board of trustees will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may increase if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

The sale of restricted or illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

144A SECURITIES. Subject to its liquidity limitation, each Fund may invest in certain unregistered securities which may be sold under Rule 144A of the 1933 Act (144A securities). Due to changing market or other factors, 144A securities may be subject to a greater possibility of becoming illiquid than securities that have been registered with the SEC for sale. In addition, a Fund's purchase of 144A securities may increase the level of the security's illiquidity, as some institutional buyers may become uninterested in purchasing such securities after the Fund has purchased them.

LOAN PARTICIPATIONS Through a loan participation, a Fund can buy from a lender a portion of a larger loan that it has made to a borrower. By buying loan participations, a Fund may be able to acquire interests in loans from financially strong borrowers that the Fund could not otherwise acquire. These instruments are typically interests in floating or variable rate senior loans to U.S. corporations, partnerships, and other entities. Generally, loan participations are sold without guarantee or recourse to the lending institution and are subject to the credit risks of both the borrower and the lending institution. While loan participations generally trade at par value, if the borrowers have credit problems, some may sell at discounts. To the extent the borrower's credit problems are resolved, the loan participations may then appreciate in value. These loan participations, however, carry substantially the same risk as that for defaulted debt obligations and may cause loss of the entire investment. Many loan participations are illiquid and therefore will be included in a Fund's limitation on illiquid investments.

LOANS OF PORTFOLIO SECURITIES To generate additional income, each Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 1/3 % of the value of the Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A Fund also continues to receive any distributions paid on the loaned securities. A Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. A Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Each Fund may invest in mortgage-backed securities, including collateralized mortgage obligations, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. In addition, the Fund may buy asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. These securities are generally issued by trusts and special purpose corporations. Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity dates would indicate because of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities can be expected to accelerate, and thus impair the Fund's ability to reinvest the returns of principal at comparable yields. Accordingly, the market value of these securities will vary with changes in market interest rates generally and in yield differentials among various kinds of U.S. government securities and other mortgage-backed and asset-backed securities. Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

PRIVATE INVESTMENTS Consistent with their respective investment goals and policies, each Fund may from time to time make private investments in companies whose securities are not publicly traded, including late stage private placements. These investments typically will take the form of letter stock or convertible preferred stock. Because these securities are not publicly traded, there is no secondary market for the securities. Each Fund will treat these securities as illiquid.

Late stage private placements are sales of securities made in non-public, unregistered transactions shortly before a company expects to go public. The Fund may make such investments in order to participate in companies whose initial public offerings are expected to be "hot" issues. There is no public market for shares sold in these private placements and it is possible that initial public offerings will never be completed. Moreover, even after an initial public offering, there may be a limited trading market for the securities or the Fund may be subject to contractual limitations on its ability to sell the shares.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS Each Fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including to satisfy redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, each Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

RESTRICTED SECURITIES Some of the securities each Fund buys may be considered "restricted securities." A Fund's investment in restricted securities may not exceed 15% of its net assets. Restricted securities are securities with legal or contractual restrictions on resale, including securities that are not registered under the 1933 Act. Securities not registered under the 1933 Act may not be sold without first being registered, unless there is an available exemption under the 1933 Act. Normally the costs of registering these securities is borne by the issuer. Restricted securities involve certain risks, including the risk that a secondary market may not exist when a holder wants to sell them. In addition, the price and valuation of these securities may reflect a discount because they are perceived as having less liquidity than similar securities that are not restricted.

As with other securities in a Fund's portfolio, if no readily available market quotations exist for restricted securities, they will be valued at fair value in accordance with procedures adopted by the board of trustees. If a Fund suddenly has to sell restricted securities, time constraints or a lack of interested, qualified buyers may prevent the Fund from receiving the carrying value of the securities at the time of the sale. Alternatively, the manager may sell unrestricted securities it might have retained if the Fund had only held unrestricted securities.

The board of trustees has authorized each Fund to invest in restricted securities and to consider them liquid (and thus not subject to the 10% limitation on illiquid securities) to the extent the manager determines that there is a liquid institutional or other market for these securities. For example, restricted securities may be freely transferred among qualified institutional buyers under Rule 144A of the 1933 Act, and in some cases a liquid institutional market has developed.

On an ongoing basis, the board of trustees will review the manager's decisions to treat restricted securities as liquid - including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security can be considered liquid, the manager and the board of trustees will take into account the following factors: (i) the frequency of trades and quotes for the security, (ii) the number of dealers willing to buy or sell the security and the number of potential buyers, (iii) dealer undertakings to make a market in the security, and (iv) the nature of the security and nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed to be liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

SECURITIES INDUSTRY-RELATED INVESTMENTS To the extent it is consistent with their respective investment goals and certain limitations under the 1940 Act, the Funds may invest their assets in securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors. These companies are considered to be part of the financial services industry. Generally, under the 1940 Act, a Fund may not acquire a security or any interest in a securities related business to the extent such acquisition would result in the Fund acquiring in excess of 5% of a class of an issuer's outstanding equity securities or 10% of the outstanding principal amount of an issuer's debt securities, or investing more than 5% of the value of the Fund's total assets in securities of the issuer. In addition, any equity security of a securities-related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities-related business must be investment grade as determined by the Board. The Funds do not believe that these limitations will impede the attainment of their investment goals.

SHORT-SELLING In a short sale, a Fund sells a security it does not own in anticipation of a decline in the market value of that security. The security sold must be listed on a national exchange. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at this time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

In addition to the short sales discussed above, a Fund may also make short sales "against the box." A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. Each Fund at no time will have more than 15% of the value of its net assets in deposits on short sales against the box.

No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets. In addition, short sales of the securities of any single issuer, which must be listed on a national exchange, may not exceed 5% of the Fund's net assets.

Each Fund will place in a segregated account with its custodian bank an amount of cash or U.S. government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) any cash or U.S. government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). This segregated account will be marked-to-market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker as collateral be less than the market value of the securities at the time they were sold short.

STANDBY COMMITMENT AGREEMENTS If a Fund enters into a standby commitment agreement, it will be obligated, for a set period of time, to buy a certain amount of a security that may be issued and sold to the Fund at the option of the issuer. The price of the security is set at the time of the agreement. A Fund will receive a commitment fee typically equal to 0.5% of the purchase price of the security. The Fund will receive this fee regardless of whether the security is actually issued.

STRUCTURED NOTES Each Fund may invest up to 5% of its total assets in structured notes. Structured notes entitle their holders to receive some portion of the principal or interest payments that would be due on traditional debt obligations. A zero coupon bond, which is the right to receive only the principal portion of a debt security, is a simple form of structured note. A structured note's performance or value may be linked to a change in return, interest rate, or value at maturity of the change in an identified or "linked" equity security, currency, interest rate, index or other financial indicator. The holder's right to receive principal or interest payments on a structured note may also vary in timing or amount, depending on changes in certain rates of interest or other external events.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of a Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which a Fund normally invests, or economies of the states or countries where a Fund invests.

Temporary defensive investments generally may include high-grade commercial paper, repurchase agreements, and other money market equivalents. To the extent allowed by exemptions granted under the 1940 Act and a Fund's other investment policies and restrictions, the manager also may invest a Fund's assets in shares of one or more money market funds managed by the manager or its affiliates. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

TRADE CLAIMS Each Fund may buy trade claims from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed. Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments. For buyers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer's financial position improve. Trade claims are generally liquid, as there is a secondary market, but the board of trustees will monitor their liquidity. An investment in trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation. Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy and commercial laws. Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors. At the present time, however, each Fund intends to limit these investments to no more than 5% of its net assets.

WARRANTS A warrant is typically a long-term option issued by a corporation which gives the holder the privilege of buying a specified number of shares of the underlying common stock at a specified exercise price at any time on or before an expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. If a Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless. Further, each Fund does not intend to invest directly in warrants (valued at the lower of cost or market) in excess of 5% of the value of the Fund's net assets. No more than 2% of the value of a Fund's net assets may be invested in warrants (valued at the lower of cost or market) that are not listed on the New York or American Stock Exchange.

WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED (TBA) TRANSACTIONS are arrangements under which a Fund buys securities that have been authorized but not yet issued with payment for and delivery of the security scheduled for a future time, generally within 15 to 60 days. Purchases of securities on a when-issued or delayed delivery basis are subject to the risk that the value or the yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into. To the extent the Fund engages in these transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, and not for the purpose of investment leverage. Although a Fund will generally buy securities on a when-issued or TBA basis with the intention of holding the securities, it may sell the securities before the settlement date if the manager believes it is advisable to do so.

When a Fund is the buyer in this type of transaction, it will maintain, in a segregated account with its custodian bank, cash or marketable securities having an aggregate value equal to the amount of the Fund's purchase commitments until payment is made. As a buyer in one of these transactions, a Fund relies on the seller to complete the transaction. The seller's failure to do so may cause the Fund to miss a price or yield considered advantageous to the Fund. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. Entering into a when-issued, delayed delivery or TBA transaction is a form of leverage that may affect changes in net asset value to a greater extent.

ZERO COUPON SECURITIES AND PAY-IN-KIND BONDS Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest before maturity or a specified date when the securities begin paying current interest (the cash payment date) and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality.

Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds.

OFFICERS AND TRUSTEES
-------------------------------------------------------------------------------

The Trust has a board of trustees. Each trustee will serve until that person's successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

INDEPENDENT BOARD MEMBERS
-----------------------------


                                                                NUMBER OF
                                                               PORTFOLIOS IN
                                                                 OVERSEEN
                                             FUND COMPLEX      BY SERVED
NAME, AGE AND ADDRESS      POSITION          LENGTH OF TIME   BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------
Frank H. Abbott, III       Trustee               Since 1985       115               None
(82)
One Franklin Parkway
San Mateo, CA 94403-1906
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and
FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
1996) and Vacu-Dry Co. (food processing) (until 1996).
-------------------------------------------------------------------------------------------------------------
Harris J. Ashton (71)   Trustee               Since 1985       142               Director, Bar-S Foods
One Franklin Parkway                                                             (meat packing company).
San Mateo, CA
94403-1906
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
-------------------------------------------------------------------------------------------------------------
Robert F. Carlson (75)  Trustee               Since 1998       52                None
One Franklin Parkway
San Mateo, CA
94403-1906
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public
Employees Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the
Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
-------------------------------------------------------------------------------------------------------------
S. Joseph Fortunato     Trustee               Since 1989       143               None
(71)
One Franklin Parkway
San Mateo, CA
94403-1906
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
-------------------------------------------------------------------------------------------------------------
Frank W.T. LaHaye (74)  Trustee               Since 1985       115               Director, The California
One Franklin Parkway                                                             Center for Land Recycling
San Mateo, CA                                                                    (redevelopment).
94403-1906
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman,
Peregrine Venture Management Company (venture capital).
-------------------------------------------------------------------------------------------------------------
Gordon S. Macklin (75)  Trustee               Since 1992       142               Director, White Mountains
One Franklin Parkway                                                             Insurance Group, Ltd.
San Mateo, CA                                                                    (holding company); Martek
94403-1906                                                                       Biosciences Corporation;
                                                                                 MedImmune, Inc.
                                                                                 (biotechnology);
                                                                                 Overstock.com (Internet
                                                                                 services); and Spacehab,
                                                                                 Inc. (aerospace services);
                                                                                 and FORMERLY, Director,
                                                                                 MCI Communication
                                                                                 Corporation (subsequently
                                                                                 known as MCI WorldCom,
                                                                                 Inc. and WorldCom, Inc.)
                                                                                 (communications services)
                                                                                 (1988-2002).
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman,  White Mountains  Insurance Group, Ltd. (holding company);  and
FORMERLY, Chairman, White River Corporation (financial services) (1993-1998) and
Hambrecht  &  Quist  Group  (investment  banking)  (1987-1992);  and  President,
National Association of Securities Dealers, Inc. (1970-1987).
-------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS
-----------------------------------------

                                                                NUMBER OF
                                                               PORTFOLIOS IN
                                                                 OVERSEEN
                                             FUND COMPLEX      BY SERVED
NAME, AGE AND ADDRESS      POSITION          LENGTH OF TIME   BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------
**Charles B. Johnson,    Trustee, and         Trustee since    142               None
(70)                     Chairman of          1985 and
One Franklin Parkway     the Board            Chairman of
San Mateo, CA                                 the Board
94403-1906                                    since 1993
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
**Rupert H. Johnson,    Trustee, President    Trustee since    125               None
Jr. (63)                and Chief Executive   1985 and
One Franklin Parkway    Officer -             President and
San Mateo, CA           Investment            Chief
94403-1906              Management            Executive
                                              Officer -
                                              Investment
                                              Management
                                              since 2002
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Director,  Franklin Advisers,  Inc. and Franklin  Investment  Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee,  as the case may be, of some of the other  subsidiaries  of
Franklin  Resources,  Inc.  and of 49 of the  investment  companies  in Franklin
Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Harmon E. Burns (58)    Vice President        Since 1986       Not Applicable    None
One Franklin Parkway
San Mateo, CA
94403-1906
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin  Resources,  Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Martin L. Flanagan      Vice President        Since 1995       Not Applicable    None
(43)
One Franklin Parkway
San Mateo, CA
94403-1906
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial
Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC;
President and Director, Franklin Advisers, Inc.; Executive Vice President,
Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
-------------------------------------------------------------------------------------------------------------
Jimmy D. Gambill (56)   Senior Vice President   Since 2002       Not Applicable             None
500 East Broward        and Chief Executive
Blvd.                   Officer -Finance and
Suite 2100              Administration
Fort Lauderdale, FL
33394-3091
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President,  Franklin Templeton Services,  LLC; Senior Vice President,  Templeton
Worldwide,  Inc.;  and  officer of 51 of the  investment  companies  in Franklin
Templeton Investments.
-------------------------------------------------------------------------------------------------------------
David P. Goss (56)      Vice President        Since 2000       Not Applicable    None
One Franklin Parkway
San Mateo, CA
94403-1906
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and
Franklin Select Realty Trust (until 2000).
-------------------------------------------------------------------------------------------------------------
Barbara J. Green (56)   Vice President        Since 2000       Not Applicable    None
One Franklin Parkway
San Mateo, CA
94403-1906
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Secretary
and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Mutual
Advisers, LLC; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 51 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management,
Executive Assistant and Senior Advisor to the Chairman, Counselor to the
Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial
Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-------------------------------------------------------------------------------------------------------------
Michael O.  Magdol      Vice President -      Since 2002       Not Applicable    Director, FTI Banque, Arch
(66)                    AML Compliance                                           Chemicals, Inc. and
600 Fifth Avenue                                                                 Lingnan Foundation.
Rockefeller Center
New York, NY
10048-0772
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Kimberley H.            Treasurer and Chief   Treasurer        Not Applicable    None
Monasterio (39)         Financial Officer     since 2000 and
One Franklin Parkway                          Chief
San Mateo, CA                                 Financial
94403-1906                                    Officer since
                                              2002
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Murray L. Simpson (66)  Vice President and    Since 2000       Not Applicable    None
One Franklin Parkway    Secretary
San Mateo, CA
94403-1906
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources,  Inc.; officer and/or  director,  as the case may be, of some of the  subsidiaries  of Franklin
Resources,  Inc. and of 51 of the  investment  companies  in Franklin  Templeton
Investments;  and  FORMERLY,  Chief  Executive  Officer and  Managing  Director,
Templeton  Franklin   Investment  Services  (Asia)  Limited  (until  2000);  and
Director, Templeton Asset Management Ltd. (until 1999).
-------------------------------------------------------------------------------------------------------------


*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.


**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc., which is the parent company of the Trust's adviser and distributor.


Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.


The Trust pays noninterested board members $310 per month plus $225 per meeting attended. Board members who serve on the Audit Committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.

                                                                     NUMBER
                                                 TOTAL              OF BOARDS
                                                 FEES               IN FRANKLIN
                             TOTAL             RECEIVED              TEMPLETON
                              FEES               FROM               INVESTMENTS
                            RECEIVED           FRANKLIN                ON
                            FROM THE           TEMPLETON            WHICH EACH
NAME                        TRUST/1/ ($)     INVESTMENTS/2/ ($)     SERVES/3/
-------------------------------------------------------------------------------
Frank H. Abbott, III          4,839             164,214                29
Harris J. Ashton              4,953             372,100                46
Robert F. Carlson             6,221              95,070                15
S. Joseph Fortunato           4,667             372,941                47
Frank W.T. LaHaye             4,614             164,214                29
Gordon S. Macklin             4,750             363,512                46

1. For the fiscal year ended June 30, 2003.

2. For the calendar year ended December 31, 2002.

3. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.


Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Funds or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2002.

INDEPENDENT BOARD MEMBERS
------------------------------


                                                         AGGREGATE DOLLAR
                                                          RANGE OF EQUITY
                                                         SECURITIES IN ALL
                                                         FUNDS OVERSEEN BY
                                                          THE BOARD
                                                          MEMBER IN
                                DOLLAR RANGE OF          THE FRANKLIN
                               EQUITY SECURITIES          TEMPLETON
NAME OF BOARD MEMBER             IN THE FUNDS            FUND COMPLEX
-------------------------------------------------------------------------------
Frank H. Abbott, III                None                  Over $100,000
Harris J. Ashton                    None                  Over $100,000
Robert F. Carlson                   None                  Over $100,000
S. Joseph Fortunato                 None                  Over $100,000
Frank W.T. LaHaye                   None                  Over $100,000


INTERESTED BOARD MEMBERS
--------------------------------

                                                         AGGREGATE DOLLAR
                                                          RANGE OF EQUITY
                                                         SECURITIES IN ALL
                                                         FUNDS OVERSEEN BY
                                                          THE BOARD
                                                          MEMBER IN
                                DOLLAR RANGE OF          THE FRANKLIN
                               EQUITY SECURITIES          TEMPLETON
NAME OF BOARD MEMBER             IN THE FUNDS            FUND COMPLEX
-------------------------------------------------------------------------------
Charles B. Johnson                 None                  Over $100,000
Rupert H. Johnson, Jr.             None                  Over $100,000



BOARD COMMITTEES The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following Independent Trustees: Frank H. Abbott, III, Robert F. Carlson and Frank W.T. LaHaye. The Nominating Committee is comprised of the following Independent
Trustees: Frank H. Abbott, III, Harris J. Ashton, Robert F. Carlson, S. Joseph Fortunato, Frank W.T. LaHaye and Gordon S. Macklin.


The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Trust's address at:

P.O. Box 997151
Sacramento, CA 95899-9983

During the fiscal year ended June 30, 2003, the Audit Committee met five times and the Nominating Committee did not meet.

PROXY VOTING POLICIES AND PROCEDURES
-------------------------------------------------------------------------------

The board of trustees of the Trust on behalf of the Funds has delegated the authority to vote proxies related to the portfolio securities held by the Funds to each Fund's manager Franklin Advisers, Inc. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager's instructions and/or policies.

To assist it in analyzing proxies, the manager subscribes to Institutional Shareholder Services (ISS), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. Although ISS' analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from ISS or any other third party to be determinative of the manager's ultimate decision. The manager votes proxies solely in the interests of the Funds and their shareholders. As a matter of policy, the officers, directors and employees of the Funds, the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. All conflicts are resolved in the interests of the manager's clients. In situations where the manager perceives a material conflict of interest, the manager may: disclose the conflict to the Funds' board of trustees; defer to the voting recommendation of the Funds' board of trustees, ISS or those of another independent third party provider of proxy services; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Fund and its shareholders.

The recommendation of management on any issue is a factor which the manager considers in determining how proxies should be voted, but is not determinative of the manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES The manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

BOARD OF DIRECTORS. The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis taking into consideration factors such as the company's corporate governance guidelines or provisions and performance.

MANAGEMENT & DIRECTOR COMPENSATION. A company's equity-based compensation plan should be in alignment with its shareholders' long-term interests. The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose "golden parachutes" that are considered to be excessive. The manager will normally support proposals that require a percentage of directors' compensation to be in the form of common stock, as they align their interests with those of shareholders. The manager will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES. The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders' interests. The manager generally supports proposals that require shareholder rights' plans ("poison pills") to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The manager generally supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE. The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

MERGERS AND CORPORATE RESTRUCTURING. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES. The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for a Fund and its shareholders.

GLOBAL CORPORATE GOVERNANCE. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the manager must be more flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every vote it receives for all domestic and foreign proxies. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. The manager may abstain from voting under certain circumstances or vote against items such as "Other Business" when the manager is not given adequate information from the company.

Shareholders may view the complete Policies on-line at www.franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954-847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records will also be made available on-line at www.franklintempleton.com and posted on the SEC website at www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003, and ending June 30, 2004.


MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The Funds' manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the Funds to buy, hold or sell. The manager also selects the brokers who execute the Funds' portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Funds, the manager and its officers, directors and employees are covered by fidelity insurance.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Funds. Similarly, with respect to the Funds, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Funds or other funds it manages. Because the manager is a subsidiary of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, Federal regulations applicable to FHCs may limit or restrict a Fund's ability to acquire or hold a position in a given security when it might otherwise be advantageous for a Fund to acquire or hold that security.

The Funds, their manager, and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Funds or that are currently held by the Funds, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, their manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).


MANAGEMENT FEES Each Fund pays the manager a fee equal to an annual rate of 0.50% of the average daily net assets of the Fund. The manager and administrator have agreed in advance to waive or limit their respective fees so that total Fund operating expenses do not exceed 0.70%. This waiver may be discontinued by the manager and the administrator at any time after March 31, 2005 upon notice to the board.

The fee is computed at the close of business each day according to the terms of the management agreement.


For the period from April 30, 2003, through June 30, 2003, management fees, before any advance waiver, totaled $1,756 for the Core Equity Fund and $1,760 for the Growth Equity Fund, respectively. Under an agreement by the manager to waive its fees, the Funds paid no management fees.


ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, LLC (FT Services) has an agreement with the Fund to provide certain administrative services and facilities for the Fund. FT Services is wholly owned by Resources and is an affiliate of the Fund's manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES Each Fund pays FT Services a monthly fee equal to an annual rate of 0.20% of the average daily net assets of the Fund.


For the period from April 30, 2003, through June 30, 2003, administration fees, before any advance waiver, totaled $703 for the Core Equity Fund and $703 for the Growth Equity Fund, respectively. Under an agreement by FT Services to waive its fees, the Funds paid no administration fees.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is each Fund's shareholder servicing agent and acts as each Fund's transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906. Please send all correspondence to Institutional Services, One Franklin Parkway, San Mateo, CA 94403-1906.


Investor Services receives a fee for servicing Fund shareholder accounts. Each Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Funds.

Each Fund may also pay servicing fees to certain financial institutions that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an employer sponsored retirement plan for which the institution, or its affiliate, provides participant level record keeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from a Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from a Fund for services provided in support of Beneficial Owners and NSCC networking system accounts.

CUSTODIAN Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the Funds' securities and other assets.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Funds' independent auditor. The auditor gives an opinion on the financial statements included in the Trust's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

The manager select brokers and dealers to execute the Funds' portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless the manager believes that trading on a principal basis will not provide best execution. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the managers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the managers in carrying out their investment advisory responsibilities. These services may not always directly benefit the Funds. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Funds' officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when a Fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Funds, any portfolio securities tendered by the Funds will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the managers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of a Fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to a Fund.


Sale or purchase of securities, without payment of brokerage commissions, fees (except customary transfer fees) or other remuneration in connection therewith, may be effected between the Funds, or between Funds and private clients, under procedures adopted by the Funds' board pursuant to Rule 17a-7 under the 1940 Act.

For the fiscal year ended June 30, the Funds paid the following brokerage commissions:


                                           BROKERAGE COMMISSIONS PAID/1/ ($)
                                           ----------------------------------
                                                      2003
-----------------------------------------------------------------------------
Core Equity Fund                                      1,757
Growth Equity Fund                                    1,853

1. For the period from April 30, 2003, through June 30, 2003.

For the period from April 30, 2003, through June 30, 2003, the Funds paid brokerage commissions from aggregate portfolio transactions to brokers who provided research services as follows:


                                                         AGGREGATE
                                   BROKERAGE             PORTFOLIO
                                 COMMISSIONS ($)       TRANSACTIONS ($)
--------------------------------------------------------------------------
Core Equity Fund                    424                   388,797
Growth Equity Fund                  433                   459,006


As of June 30, 2003, the Core Equity Fund owned securities issued by Morgan Stanley valued in the aggregate at $15,262. Except as noted, the Funds did not own any securities issued by their regular broker-dealers as of the end of the fiscal year.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

2003 TAX ACT On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JGTRRA). This Act will provide you with significant tax relief on the income and gains distributed to you by a Fund.

DIVIDEND INCOME. Under JGTRRA, dividends earned after December 31, 2002 on the following income sources will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

o dividends paid by domestic corporations,

o dividends paid by qualified foreign corporations, including:
     - corporations incorporated in a possession of the U.S.,
     - corporations eligible for income tax treaty benefits with the U.S. under treaties determined by the Treasury Department to be qualified, and
     - corporations whose stock is traded on a domestic securities exchange.

For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

The Investment Company Institute, on behalf of its members including Franklin Templeton Investments, has written the U.S. Department of Treasury to ask for administrable rules for determining which foreign securities meet one of these three tests and are allowed to pay qualified dividend income. When received, this guidance will be used by the Funds to determine the percentage of each Fund's income that qualifies for this reduced rate of taxation.

Each Fund must meet certain holding period requirements to qualify its dividends for this treatment. Specifically, a Fund must hold the stock for at least 60 days during the 120-day period beginning 60 days before the stock became ex-dividend (or 90-days and 180-days, respectively, for preferred stock).

Dividends from corporations exempt from tax and dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs) do not qualify for this favorable tax treatment. Additionally, income dividends paid from interest earned by the Funds on debt securities will continue to be taxed at the higher ordinary income tax rates.

After the close of each calendar year, each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income (subject to reduced rates of taxation). If 95% or more of its income is from qualified sources, it will be allowed to designate 100% of the Fund's distributions as qualified dividend income.

LONG-TERM CAPITAL GAINS. For all sales of portfolio securities occurring after May 5, 2003, the net capital gain on these sales, when distributed to you as a capital gain dividend, is subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). In addition, any net long-term capital gain you realize from the sale of Fund shares after May 5, 2003 is eligible for these reduced tax rates.

For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized after 2007 is further reduced from 5% to 0%.

Qualified 5-year gains have been expressly repealed by JGTRRA, effective for sales made after May 5, 2003. For calendar year 2003, each Fund will inform you of the amount of its capital gain dividends that are either pre-May 6 dividends or post-May 5 dividends (qualifying for reduced rates of taxation).

JGTRRA does not change the tax treatment of short-term capital gains realized from the sale of securities held for one year or less. Each Fund continues to be required to distribute to shareholders these gains as ordinary income dividends subject to tax at the higher ordinary income tax rates.

These rules are summarized in the following chart:

-------------------------------------------------------------------------------
NET GAINS FROM THE SALE OF SHARES HELD ONE YEAR OR LESS
-------------------------------------------------------------------------------
SALES MADE BY:             CALENDAR YEARS 2003 THROUGH 2008
-------------------------------------------------------------------------------
All shareholders           Short-term capital gain (taxed at ordinary income
                           rates)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FUND CAPITAL GAIN DISTRIBUTIONS AND NET GAINS FROM THE SALE OF SHARES HELD MORE THAN ONE YEAR:
------------------------------------------------------------------------------
                                                         MAY 6 - DEC 31, 2003
                                                         AND FOR CALENDAR YEARS
SALES MADE BY:             JAN 1 - MAY 5, 2003           2004 THROUGH 2008
-------------------------------------------------------------------------------
Shareholders in 10% &      Long-term capital gain       Long-term capital gain
15% rate brackets          (taxed at a maximum          (taxed at a maximum
                           rate of 10% if not held      rate of 5%; 0% in
                           for more than 5 years; 8%    2008)
                           if held more than 5 years)
-------------------------------------------------------------------------------
Shareholders in higher     Long-term capital gain       Long-term capital gain
rate brackets              (taxed at a maximum          (taxed at a maximum
                           rate of 20%)                 rate of 15%)
-------------------------------------------------------------------------------

To determine the tax rate at which your capital gain will be taxed, you must first complete the netting process that occurs on Schedule D of Form 1040. All short-term capital gains and losses and all long-term capital gains and losses must be netted in their respective categories, then the net short-term capital gain or loss and the net long-term capital gain or loss must be netted to arrive at an overall net capital gain or loss position. The overall net short-term or net long-term capital gain is then subject to tax as noted in the above table. Any excess capital losses may be used to offset ordinary income (subject to limitations of $3,000 per year for most individuals), with the balance of any net loss carried over to future years until it is used up against net capital gains or offset against ordinary income in those years.

EXPIRATION OF PROVISIONS. The special provisions of JGTRRA dealing with reduced rates of taxation for qualified dividends and net long-term capital gains are scheduled to expire on December 31, 2008, unless extended or made permanent before that date. If these rules do expire, the prior rates of taxation of dividends and capital gains under the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), including special rules for the taxation of qualified 5-year gains, will again be enforced for 2009 and 2010, and will then expire and be replaced (unless these provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of EGTRRA.

Each Fund will track its portfolio investments to determine which distributions qualify for these reduced rates of taxation on income dividends and capital gain distributions, and will provide you with this information, together with other information on the tax status of your distributions, shortly after the end of the calendar year.

For more information about JGTRRA, please contact your personal tax advisor.

DISTRIBUTIONS OF NET INVESTMENT INCOME Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends a Fund pays are taxable to you as ordinary income.


DISTRIBUTIONS OF CAPITAL GAINS

CAPITAL GAIN DISTRIBUTIONS. A Fund may realize capital gains and losses on the sale of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.


INVESTMENTS IN FOREIGN SECURITIES The next three paragraphs describe tax considerations that are applicable to a Fund's investments in foreign securities.


EFFECT OF FOREIGN WITHHOLDING TAXES. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

EFFECT OF FOREIGN DEBT INVESTMENTS AND HEDGING ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. THIS TREATMENT COULD INCREASE OR DECREASE THE FUND'S ORDINARY INCOME DISTRIBUTIONS TO YOU, AND MAY CAUSE SOME OR ALL OF THE FUND'S PREVIOUSLY DISTRIBUTED INCOME TO BE CLASSIFIED AS A RETURN OF CAPITAL. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.


PFIC SECURITIES. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, each Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends will NOT qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). Each has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.


EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o 98% of its taxable ordinary income earned during the calendar year;
o 98% of its capital gain net income earned during the twelve month period ending October 31; and
o 100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.


SALES OF FUND SHARES Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, or exchange them for shares of a different Franklin Templeton fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares.

SALES AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

WASH SALES. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae and Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

QUALIFIED DIVIDENDS For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends eligible for reduced rate of taxation, as detailed in the section above labeled "2003 Tax Act." The amount of each Fund's ordinary dividend distribution that is eligible for this favored tax treatment will be reported by the Fund in its year-end tax notices to shareholders.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. This deduction generally is available to corporations for dividends paid by a Fund out of income earned on its investments in domestic corporations. Because the income of each Fund generally is expected to be derived from investments in domestic securities, it is anticipated that a portion of the dividends paid by a Fund will qualify for this deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.


INVESTMENT IN COMPLEX SECURITIES Each Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you. For example:


DERIVATIVES. Each Fund is permitted to invest in certain options, futures, forwards or foreign currency contracts. If a Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.


CONSTRUCTIVE SALES. A Fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position.

TAX STRADDLES. A Fund's investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes.

SYNTHETIC AND/OR ENHANCED CONVERTIBLE SECURITIES. Each Fund is permitted to invest in synthetic convertible securities comprised of a fixed income security and warrants or options. When combined, these investments achieve the same economic effect as an investment in a traditional convertible security: a desired income stream and the right to acquire shares of the underlying equity security. Each Fund also is permitted to invest in enhanced convertible preferred securities (i.e., convertible securities restructured to offer enhanced convertibility and/or yield characteristics). Even though these investments are economically equivalent to traditional convertible securities, each security forming part of such an investment is analyzed separately, and the tax consequences of an investment in the component parts of a synthetic or enhanced convertible security could differ from those of an investment in a traditional convertible security.


STRUCTURED INVESTMENTS. Each Fund also is permitted to invest in entities organized to restructure the investment characteristics of particular groups of securities. For example, each Fund is permitted to invest in structured notes that are designed to give the holder a specific portion of the principal or interest payments that would otherwise be payable in the case of a traditional debt security. A Fund also could invest in a security that is backed by an interest in an underlying group of securities, or is accompanied by a put or other feature that adjusts the burdens and benefits of ownership of the security. By investing in these securities, the Fund could be subject to tax consequences that differ from those of investment in traditional debt or equity securities.

SECURITIES PURCHASED AT DISCOUNT. Each Fund is permitted to invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If a Fund invests in these securities, it could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.


EACH OF THESE INVESTMENTS BY A FUND IN COMPLEX SECURITIES IS SUBJECT TO SPECIAL TAX RULES THAT COULD AFFECT THE AMOUNT, TIMING AND/OR TAX CHARACTER OF INCOME REALIZED BY A FUND AND DISTRIBUTED TO YOU.


ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
-------------------------------------------------------------------------------

Each Fund is a diversified series of Institutional Fiduciary Trust (Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC.


As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Funds. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that a Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that each Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of a Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.



Certain Franklin Templeton funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Please note that for selling or exchanging your shares, or for other purposes, the Funds' shares are considered Advisor Class shares.


Each Fund currently offers one class of shares. The Funds may offer additional classes of shares in the future.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.


As of October 2, 2003, the principal shareholders of the Funds, beneficial or of record, were:

NAME AND ADDRESS                                      PERCENTAGE (%)
------------------------------------------------- -----------------------
CORE EQUITY FUND
Franklin Advisers, Inc.                                   100.00
One Franklin Parkway
San Mateo, CA  94403-1906

EQUITY GROWTH FUND
Franklin Advisers, Inc.                                    89.80
One Franklin Parkway
San Mateo, CA  94403-1906

Edward B. Jamieson and Anne K. Jamieson                    10.20
One Franklin Parkway
San Mateo, CA  94403-1906

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, may be considered beneficial holders of the Fund shares held by Franklin Advisers, Inc. (Advisers). As principal shareholders of Franklin Resources, Inc., they may be able to control the voting of Advisers' shares of the Funds. Advisers is a California corporation.


From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As of October 2, 2003, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
-------------------------------------------------------------------------------


Each Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Funds may be required by state law to register as securities dealers.


For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of a Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of a Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to a Fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

GROUP PURCHASES As described in the prospectus, members of a qualified group may add the group's investments together for minimum investment purposes.

A qualified group is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to a Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

DEALER COMPENSATION Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton funds. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, a Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is each Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment goals exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.


REDEMPTIONS IN KIND Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.


SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to a Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, a Fund is not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither a Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with a Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to a Fund at a later date. These sub-accounts may be registered either by name or number. A Fund's investment minimums apply to each sub-account. A Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to a Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to a Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to a Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, each Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by a Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
-------------------------------------------------------------------------------

When you buy and sell shares, you pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


Each Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). The Funds do not calculate the NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, the Funds value those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Funds value over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Funds value them according to the broadest and most representative market as determined by the manager.

The Funds value portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option a Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Funds value options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.

The Funds determine the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the NAV. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the Funds may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
-------------------------------------------------------------------------------


Franklin  Templeton  Distributors,  Inc.  (Distributors)  acts as the  principal
underwriter   in  the  continuous   public   offering  of  each  Fund's  shares.
Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Funds pay the expenses of preparing and printing amendments to their registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


Distributors does not receive compensation from the Funds for acting as underwriter of the Funds' shares.

PERFORMANCE
-------------------------------------------------------------------------------


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of shares quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Because the Funds are new, they do not have a full calendar year of performance.

AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES Average annual total return before taxes is determined by finding the average annual rates of return for certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

The following SEC formula will be used to calculate these figures:


                                        n
                                  P(1+T)  = ERV

where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period


AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS Average annual total return after taxes on distributions is determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes that income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.


Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

Each Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (pre-liquidation). The following SEC formula will be used to calculate these figures:

                                       n
                                 P(1+T)  = ATV/D/

where:

P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions) n = number of years
ATV/D/ = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption


AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes that income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.


Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

Each Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (post-liquidation). The following SEC formula will be used to calculate these figures:

                                       n
                                 P(1+T)  = ATV/DR/

where:

P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions and redemptions) n = number of years
ATV/DR/ = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return.

VOLATILITY Occasionally statistics may be used to show a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS Sales literature referring to the use of a Fund as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

Each Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in a Fund may satisfy your investment goal, advertisements and other materials about a Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o The New York Stock Exchange composite or component indices - an unmanaged capitalization-weighted index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

o Wilshire 5000 Total Market Index - measures the performance of all U.S.-headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the index. The Wilshire 5000 is the broadest measure of the entire U.S. stock market.

o Lipper, Inc. - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o Financial publications: THE WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines
     - provide performance statistics over specified time periods.

o    Consumer Price Index (or Cost of Living Index), published by the
     U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o STOCKS, BONDS, BILLS, AND INFLATION, published by Ibbotson Associates - historical measure of yield, price, and total return for large and small company stock, long-term government bonds, Treasury bills, and inflation.


o Historical data supplied by the research departments of CS First Boston Corporation, J.P. Morgan Chase & Co., Salomon Smith Barney Inc., Merrill Lynch, and Lehman Brothers(R).

o Morningstar(R) - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

o Savings and Loan Historical Interest Rates - as published by the FEDERAL RESERVE H15 REPORT.

o Russell 3000(R) Index measures the performance of the 3,000 largest US companies based on total market capitalization which represents approximately 98% of the investible U.S. equity market.

o Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 index.


o The Wilshire Target Top 2500 Index consists of the largest 2500 by market capitalization companies by market capitalization in the Wilshire 5000.


From time to time, advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare each Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to each Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
------------------------------------------------------------------------------

The Funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in a Fund cannot guarantee that these goals will be met.


The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $301 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 104 U.S. based open-end investment companies to the public. Each Fund may identify itself by its Nasdaq symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment goals, no two are exactly alike. Shares of the Funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
-------------------------------------------------------------------------------

PREFERRED STOCKS RATINGS

STANDARD & POOR'S RATINGS GROUP (S&P(R))

AAA: This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B and CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While these issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C: A preferred stock rated C is a non-paying issue.

D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE (MOODY'S)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BELOW INVESTMENT GRADE

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating also may reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.






FRANKLIN CASH RESERVES FUND

Institutional Fiduciary Trust

STATEMENT OF ADDITIONAL INFORMATION


November 1, 2003


One Franklin Parkway, San Mateo, CA 94403-1906 1-800/321-8563
-------------------------------------------------------------------------------


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectus. The Fund's prospectus, dated November 1, 2003, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

The audited financial statements and auditor's report in the Fund's Annual Report to Shareholders, for the fiscal year ended June 30, 2003, are incorporated by reference (are legally a part of this SAI).

For a free copy of
the current prospectus or annual report, contact Institutional Services at 1-800/321-8563.






CONTENTS

Goal, Strategies and Risks ......................     2
Officers and Trustees ...........................     7


Management and Other Services ...................    11
Portfolio Transactions ..........................    13


Distributions and Taxes .........................    14
Organization, Voting Rights
 and Principal Holders ..........................    15
Buying and Selling Shares .......................    16


Pricing Shares ..................................    17


The Underwriter .................................    18
Performance .....................................    19
Miscellaneous Information .......................    20


Description of Ratings ..........................    20



-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------


                                                                  149 SAI 11/03


GOAL, STRATEGIES AND RISKS
-------------------------------------------------------------------------------

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

The Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price. The Fund seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (Portfolio). The Portfolio has the same investment goal and investment policies as the Fund, except, in all cases, the Fund may pursue its policies by investing in another registered investment company with the same investment goal and policies and restrictions as the Fund. The investment goal of the Portfolio also is fundamental and may not be changed without shareholder approval.

The Fund may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Fund's total asset value.

2. Make loans, except (a) through the purchase of debt securities in accordance with the investment goal and policies of the Fund, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.

3. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" in accordance with its stated investment policies.

6. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and that are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such securities or repurchase agreement, except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objectives and policies as the Fund.

7. Act as underwriter of securities issued by other persons, except insofar as the Fund may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

8. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

9. Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

10. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or the manager own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

11. Invest more than 25% of its assets in securities of any industry, except that this policy is inapplicable where the Fund's policies, as described in its current prospectus, state otherwise, and further does not apply to the extent that the Fund invests all or substantially all of its assets in another registered investment company having the same investment objective and policies. For purposes of this limitation, U.S. government obligations are not considered to be part of any industry.

As a money market fund, the Fund must follow certain procedures required by federal securities laws that may be more restrictive than some of the Fund's other policies or investment restrictions. With respect to diversification, these procedures require that the Fund not invest more than 5% of its total assets in securities of a single issuer, other than U.S. government securities, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest rating category for a period of up to three business days after purchase. The Fund also must not invest more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest rating category; and (b) 5% of its total assets in securities rated in the second highest rating category. These procedures are fundamental policies of the Fund, except to the extent that the Fund invests all of its assets in another registered investment company with the same investment objective and substantially similar policies as the Fund.

The Portfolio's investment restrictions are the same as the Fund's, except as indicated below and as necessary to reflect the Fund's policy to invest all of its assets in shares of the Portfolio.

The Portfolio may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Portfolio's total asset value.

2. Make loans, except (a) through the purchase of debt securities in accordance with the investment goals and policies of the Portfolio, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.

3. Invest in any issuer for purposes of exercising control or management.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Portfolio would be invested in such securities or repurchase agreements.

6. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

7. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the Portfolio as described in Part A of the Portfolio's registration statement specify otherwise.

8. Act as underwriter of securities issued by other persons except insofar as The Money Market Portfolios (Trust) may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

9. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or Advisers own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

10. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

11. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.

The Portfolio has the following additional fundamental policies:

The Portfolio: (a) may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer, and
(b) may not invest in a security if the Portfolio would own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities. In accordance with procedures adopted pursuant to Rule 2a-7 under the Investment Company Act of 1940, the Portfolio will not invest more than 5% of the Portfolio's total assets in Eligible Securities of a single issuer, other than U.S. government securities.

Non-Fundamental Investment Policies

1. The Fund will invest in obligations or instruments issued by banks and savings institutions with assets of at least $1 billion.

2. The Fund may not invest more than 10% of its assets in time deposits with more than seven days to maturity.

3. The Fund may invest in an obligation issued by a branch of a bank only if the parent bank has assets of at least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Fund may invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.

4. The Fund may not make any new investments while any outstanding loans exceed 5% of its total assets.

5. The Fund may invest up to 10% of its assets in taxable municipal securities.

6. The Fund only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government.

7. The Fund may not invest more than 10% of its net assets in illiquid securities. Notwithstanding this limitation, the Fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended (1933 Act) (restricted securities), where such investment is consistent with the Fund's investment goal and the manager determines that there is a liquid institutional or other market for such securities. For example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act and for which a liquid institutional market has developed will be considered liquid even though such securities have not been registered pursuant to the 1933 Act.

8. The Fund may not invest more than 5% of its total assets in securities of companies, including predecessors, that have been in continuous operation for less than three years.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

The following is a description of the various types of securities the Fund, investing through the Portfolio, may buy.

ASSET-BACKED SECURITIES in which the Fund may invest are typically commercial paper backed by the loans or accounts receivable of an entity, such as a bank or credit card company. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets. In other cases it may be provided by a third party through a letter of credit or insurance guarantee.

Repayment of these securities is intended to be obtained from an identified pool of diversified assets, typically receivables related to a particular industry, such as asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. The credit quality of most asset-backed commercial paper depends primarily on the credit quality for the assets underlying the securities, how well the entity issuing the securities is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities.

Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payment, the securities may contain elements of credit support. The credit support falls into two categories: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the return on an investment in an asset-backed security.

BANK OBLIGATIONS The Fund may invest in obligations of U.S. banks, foreign branches of U.S. or foreign banks, and U.S. branches of foreign banks. These obligations may include deposits that are fully insured by the U.S. government, its agencies or instrumentalities, such as time deposits in banking and savings institutions up to the current limit of the insurance on principal provided by the Federal Deposit Insurance Corporation. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. Deposits are frequently combined in larger units by an intermediate bank or other institution.

COMMERCIAL PAPER The Fund may invest in commercial paper of domestic or foreign issuers.

CORPORATE OBLIGATIONS may include fixed, floating and variable rate bonds, debentures or notes.

CREDIT An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. Some of the Fund's portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign banks and insurance companies. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign bank or insurance company may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations.

FOREIGN SECURITIES The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund.

The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Fund may have greater difficulty exercising rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

ILLIQUID INVESTMENTS Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them. The Fund's board of trustees will review the determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts. The Fund's board of trustees will consider appropriate actions, consistent with the Fund's goals and policies, if a security becomes illiquid after purchase.




LOANS OF PORTFOLIO SECURITIES To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 331/3% of the value of the Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 102% of the current market value of the loaned securities. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

MASTER/FEEDER STRUCTURE The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio.


The Fund's structure, where it invests all of its assets in the Portfolio, is sometimes known as a "master/feeder" structure. By investing all of its assets in shares of the Portfolio, the Fund, other mutual funds and institutional investors can pool their assets. This may result in asset growth and lower expenses, although there is no guarantee this will happen.


If the Fund, as a shareholder of the Portfolio, has to vote on a matter relating to the Portfolio, it will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders voted.

There are some risks associated with the Fund's master/ feeder structure. If other shareholders in the Portfolio sell their shares, the Fund's expenses may increase. Additionally, any economies of scale the Fund has achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could also have effective voting control.

If the Portfolio changes its investment goal or any of its fundamental policies and Fund shareholders do not approve the same change for the Fund, the Fund may need to withdraw its investment from the Portfolio. Likewise, if the board of trustees considers it to be in the Fund's best interest, it may withdraw the Fund's investment from the Portfolio at any time. If either situation occurs, the board will decide what action to take. Possible solutions might include investing all of the Fund's assets in another pooled investment entity with the same investment goal and policies as the Fund, or hiring an investment manager to manage the Fund's investments. Either circumstance could increase the Fund's expenses.

MUNICIPAL SECURITIES Municipal securities are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.

The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal security holders.

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

STRIPPED SECURITIES are the separate income and principal components of debt securities. Once the securities have been stripped they are referred to as zero coupon securities. Their risks are similar to those of other money market securities although they may be more volatile. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the securities being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

U.S. GOVERNMENT SECURITIES Some U.S. government securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not considered direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank. Others, such as obligations of the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the instrumentality.

VARIABLE MASTER DEMAND NOTES are a type of commercial paper. They are direct arrangements between a lender and a borrower that allow daily changes to the amount borrowed and to the interest rate. The Fund, as lender, may increase or decrease the amount provided by the note agreement, and the borrower may repay up to the full amount of the note without penalty. Typically, the borrower may also set the interest rate daily, usually at a rate that is the same or similar to the interest rate on other commercial paper issued by the borrower. The Fund does not have any limit on the amount of its assets that may be invested in variable master demand notes and may invest only in variable master demand notes of U.S. issuers.

Because variable master demand notes are direct lending arrangements between the lender and the borrower, they generally are not traded and do not have a secondary market. They are, however, redeemable at face value plus accrued interest at any time, although the Fund's ability to redeem a note is dependent on the ability of the borrower to pay the principal and interest on demand. When determining whether to invest in a variable master demand note, the manager considers, among other things, the earnings power, cash flow and other liquidity ratios of the issuer.

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. When the Fund is the buyer in the transaction, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Fund will not engage in when-issued and delayed-delivery transactions for investment leverage purposes.

OFFICERS AND TRUSTEES
-------------------------------------------------------------------------------

Institutional Fiduciary Trust (Trust) has a board of trustees. Each trustee will serve until that person's successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations.


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

INDEPENDENT BOARD MEMBERS
------------------------------


                                                        NUMBER OF PORTFOLIOS
                                                        IN FUND COMPLEX
                                           LENGTH OF      OVERSEEN BY
NAME, AGE AND ADDRESS            POSITION  TIME SERVED    BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------
Frank H. Abbott, III (82)        Trustee    Since 1985      115             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and
FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
1996) and Vacu-Dry Co. (food processing) (until 1996).
----------------------------------------------------------------------------------------------------------------
Harris J. Ashton (71)           Trustee     Since 1985      142             Director, Bar-S Foods (meat
One Franklin Parkway                                                        packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
----------------------------------------------------------------------------------------------------------------
Robert F. Carlson (75)          Trustee     Since 1998      52              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President and Past President, Board of Administration, California Public
Employees Retirement Systems (Calpers); and FORMERLY, Member and Chairman of the
Board, Sutter Community Hospitals; Member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
----------------------------------------------------------------------------------------------------------------
S. Joseph Fortunato (71)        Trustee     Since 1989      143             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.

----------------------------------------------------------------------------------------------------------------
Frank W.T. LaHaye (74)          Trustee     Since 1985      115            Director, The California
One Franklin Parkway                                                       Center for Land Recycling
San Mateo, CA 94403-1906                                                   (redevelopment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman,
Peregrine Venture Management Company (venture capital).
----------------------------------------------------------------------------------------------------------------
Gordon S. Macklin (75)          Trustee     Since 1992      142            Director, White Mountains Insurance
One Franklin Parkway                                                       Group, Ltd. (holding company);
San Mateo, CA 94403-1906                                                   Martek Biosciences Corporation;
                                                                           MedImmune, Inc. (biotechnology);
                                                                           Overstock.com (Internet services);
                                                                           and Spacehab, Inc. (aerospace
                                                                           services); and FORMERLY, Director,
                                                                           MCI Communication Corporation
                                                                           (subsequently known as MCI WorldCom,
                                                                           Inc. and WorldCom, Inc.)
                                                                           (communications services) (1988-2002).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman,  White Mountains  Insurance Group, Ltd. (holding company);  and
FORMERLY, Chairman, White River Corporation (financial services) (1993-1998) and
Hambrecht  &  Quist  Group  (investment  banking)  (1987-1992);  and  President,
National Association of Securities Dealers, Inc. (1970-1987).
----------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS
-----------------------------------------



                                                        NUMBER OF PORTFOLIOS
                                                        IN FUND COMPLEX
                                           LENGTH OF      OVERSEEN BY
NAME, AGE AND ADDRESS            POSITION  TIME SERVED    BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------
**Charles B. Johnson (70)       Trustee     Trustee         142              None
One Franklin Parkway            and         since
San Mateo, CA 94403-1906        Chairman    1985 and
                                of the      Chairman
                                Board       of the
                                            Board
                                            since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------
**Rupert H. Johnson, Jr. (63)   Trustee,    Trustee         125              None
One Franklin Parkway            and         since 1985
San Mateo, CA 94403-1906        President   and
                                and Chief   President
                                Executive   and Chief
                                Officer -   Executive
                                Investment  Officer -
                                Management  Management
                                            since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Director,  Franklin Advisers,  Inc. and Franklin  Investment  Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee,  as the case may be, of some of the other  subsidiaries  of
Franklin  Resources,  Inc.  and of 49 of the  investment  companies  in Franklin
Templeton Investments.
----------------------------------------------------------------------------------------------------------------
Harmon E. Burns (58)            Vice        Since        Not                None
One Franklin Parkway            President   1986         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin  Resources,  Inc. and of 49 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------
Martin L. Flanagan (43)         Vice        Since        Not                None
One Franklin Parkway            President   1995         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial
Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC;
President and Director, Franklin Advisers, Inc.; Executive Vice President,
Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
----------------------------------------------------------------------------------------------------------------
Jimmy D. Gambill (56)           Senior      Since        Not                None
500 East Broward Blvd.          Vice        2002         Applicable
Suite 2100                      President
Fort Lauderdale, FL 33394-3091  and Chief
                                Executive
                                Officer -
                                Finance
                                and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President,  Franklin Templeton Services,  LLC; Senior Vice President,  Templeton
Worldwide,  Inc.;  and  officer of 51 of the  investment  companies  in Franklin
Templeton Investments.
----------------------------------------------------------------------------------------------------------------
David P. Goss (56)              Vice        Since        Not                None
One Franklin Parkway            President   2000         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and
Franklin Select Realty Trust (until 2000).
----------------------------------------------------------------------------------------------------------------
Barbara J. Green (56)           Vice        Since        Not                None
One Franklin Parkway            President   2000         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Secretary
and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Mutual
Advisers, LLC; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 51 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management,
Executive Assistant and Senior Advisor to the Chairman, Counselor to the
Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial
Clerk, U.S. District Court (District of Massachusetts) (until 1979).
----------------------------------------------------------------------------------------------------------------
Michael O. Magdol (66)          Vice        Since        Not                Director, FTI Banque, Arch Chemicals,
600 Fifth Avenue                President-  2002         Applicable         Inc. and Lingnan Foundation.
Rockefeller Center              AML
New York, NY 10048-0772         Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------
Kimberley H. Monasterio (39)    Treasurer   Treasurer    Not                None
One Franklin Parkway            and Chief   since 2000   Applicable
San Mateo, CA 94403-1906        Financial   and Chief
                                Officer     Financial
                                            Officer
                                            since 2002
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------
Murray L. Simpson (66)          Vice        Since        Not                None
One Franklin Parkway            President   2000         Applicable
San Mateo, CA 94403-1906        and
                                Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources,  Inc.; officer and/or  director,  as the case may be, of some of the  subsidiaries  of Franklin
Resources,  Inc. and of 51 of the  investment  companies  in Franklin  Templeton
Investments;  and  FORMERLY,  Chief  Executive  Officer and  Managing  Director,
Templeton  Franklin   Investment  Services  (Asia)  Limited  (until  2000);  and
Director, Templeton Asset Management Ltd. (until 1999).
----------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's administrator and distributor.


Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.


The Trust pays noninterested board members $310 per month plus $225 per meeting attended. Board members who serve on the Audit Committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.


                                                         NUMBER OF
                                    TOTAL FEES           BOARDS IN
                      TOTAL FEES     RECEIVED             FRANKLIN
                       RECEIVED   FROM FRANKLIN          TEMPLETON
                       FROM THE     TEMPLETON            INVESTMENTS
                       TRUST/1/   INVESTMENTS/2/          ON WHICH
NAME                     ($)           ($)               EACH SERVES/3/
--------------------------------------------------------------------------
Frank H. Abbott, III    4,839        164,214                29
Harris J. Ashton        4,953        372,100                46
Robert F. Carlson       6,221         95,070                15
S. Joseph Fortunato     4,667        372,941                47
Frank W.T. LaHaye       4,614        164,214                29
Gordon S. Macklin       4,750        363,512                46

1. For the fiscal year ended June 30, 2003.

2. For the calendar year ended December 31, 2002.

3. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.


Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The board, with approval of all noninterested and interested board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Fund and The Money Market Portfolio having substantially the same boards. These procedures call for an annual review of the Fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The board has determined that there are no conflicts of interest at the present time.


The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2002.



INDEPENDENT BOARD MEMBERS
------------------------------

                                                           AGGREGATE
                                                         DOLLAR RANGE OF
                                                      EQUITY SECURITIES IN
                                                        ALL FUNDS OVERSEEN
                                                          BY THE BOARD
                                  DOLLAR RANGE OF        MEMBER IN THE
NAME OF                         EQUITY SECURITIES       FRANKLIN TEMPLETON
BOARD MEMBER                      IN THE FUND            FUND COMPLEX
------------------------------------------------------------------------------
Frank H. Abbott, III                  None               Over $100,000
Harris J. Ashton                      None               Over $100,000
Robert F. Carlson                     None               Over $100,000
S. Joseph Fortunato                   None               Over $100,000
Frank W.T. LaHaye                     None               Over $100,000
Gordon S. Macklin                     None               Over $100,000


INTERESTED BOARD MEMBERS
------------------------------
                                                           AGGREGATE
                                                         DOLLAR RANGE OF
                                                      EQUITY SECURITIES IN
                                                        ALL FUNDS OVERSEEN
                                                          BY THE BOARD
                                  DOLLAR RANGE OF        MEMBER IN THE
NAME OF                         EQUITY SECURITIES       FRANKLIN TEMPLETON
BOARD MEMBER                      IN THE FUND            FUND COMPLEX
------------------------------------------------------------------------------
Charles B. Johnson                   None               Over $100,000
Rupert H. Johnson, Jr.               None               Over $100,000


BOARD COMMITTEES The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following Independent Trustees: Frank H. Abbott, III, Robert F. Carlson and Frank W.T. LaHaye. The Nominating Committee is comprised of the following Independent
Trustees: Frank H. Abbott, III, Harris J. Ashton, Robert F. Carlson, S. Joseph Fortunato, Frank W.T. LaHaye and Gordon S. Macklin.


The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Trust's address at:

P.O. Box 997151
Sacramento, CA 95899-9983


During the fiscal year ended June 30, 2003, the Audit Committee met five times and the Nominating Committee did not meet.


MANAGEMENT AND OTHER SERVICES
------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The Portfolio's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the Portfolio to buy, hold or sell. The manager also selects the brokers who execute the Portfolio's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Portfolio, the manager and its officers, directors and employees are covered by fidelity insurance.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Portfolio. Similarly, with respect to the Portfolio, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Portfolio or other funds it manages. Because the manager is a subsidiary of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, Federal regulations applicable to FHCs may limit or restrict the Portfolio's ability to acquire or hold a position in a given security when it might otherwise be advantageous for the Portfolio to acquire or hold that security.


The Fund, the Portfolio, its manager and the Fund's principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Portfolio or that are currently held by the Portfolio, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, the Portfolio, its manager and the Fund's principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).


During the past fiscal year, the Portfolio's board, including a majority of noninterested or independent trustees, approved renewal of the Portfolio's management agreement. In reaching this decision, the board took into account information furnished throughout the year at regular board meetings, as well as information specifically furnished for a board meeting held annually to specifically consider such renewal. Information furnished throughout the year included reports on the Portfolio's investment performance, expenses, portfolio composition and sales and redemptions, along with related financial statements, information about the scope and quality of services provided by the manager and its affiliates, as well as periodic reports relating to compliance with the Portfolio's investment policies and restrictions. The information furnished annually to the board also included special reports prepared by an independent third party analyst comparing the Portfolio's investment performance and expenses with those of other mutual funds deemed comparable to the Portfolio as selected by the independent third party analyst as well as information relating to the manager's profitability.

In considering such material, the independent board members received assistance and advice from and met separately with independent counsel. Based upon its review of such material and information together with such other information as it deemed relevant, the board, including a majority of independent trustees, concluded that continuance of the management agreement was appropriate and in the best interest of Fund shareholders. In reaching this decision, the board took into account a combination of factors, including the following:


o Performance. Performance of the Portfolio was considered in reference to a peer group of institutional money market funds, as selected by the independent third party analyst.

o Expenses. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Portfolio in relation to those within the relevant peer group of institutional money market funds, as selected by the independent third party analyst. Emphasis is placed on the Portfolio's overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Portfolio under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships. Recognition was given to costs resulting from exchange privileges given shareholders and the fact that the Fund largely functions as a temporary investment vehicle for investors within the Franklin Templeton family of funds.


o Quality of services. In considering the scope and quality of investment management services, consideration was given to the manager's continuing need to attract and retain qualified investment management staff, the portfolio research and management process, and the record of compliance with Fund investment policies and restrictions, as well as the code of ethics which governs personal securities trading by Fund management. Consideration was also given to the scope and quality of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Portfolio under separate agreements with the manager and its affiliates. In performing this evaluation, the board considers factors such as the level of expenditures in and improvements and enhancements of services provided, as well as data and reports evidencing or measuring the various levels of services provided. In addition to third party data and reports, the trustees, all of whom have significant investments in one or more of the Franklin Templeton family of funds, check on and informally report from time to time on, the level of service personally experienced by them as shareholders. The board also considered the benefit to Portfolio shareholders of investing in a fund that is part of a large family of funds offering a variety of investment choices and shareholder services.

o Manager's profitability. The trustees considered the manager's level of profitability in providing management and other services to the Franklin Templeton funds, including the Portfolio. In doing so, the trustees considered materials and reports prepared annually by the manager that address profitability from its overall U.S. fund business, as well as from services provided the individual funds, including the Portfolio. The board reviews and discusses in detail the basis on which such reports are prepared and reviews the reasonableness of the cost allocation methodology utilized by the Portfolio's independent auditors. The board also considers the extent to which the manager may potentially achieve economies of scale and possibly derive other ancillary benefits from Portfolio operations, including the allocation of Portfolio brokerage and the use of "soft" commission dollars to pay for research and other similar services. The trustees also considered the manager's profitability in comparison with available industry data.


MANAGEMENT  FEES The Portfolio pays the manager a fee equal to an annual rate of
0.15 of 1% of the value of its average daily net assets.

The fee is computed at the close of business each day according to the terms of the management agreement. For the last three fiscal years ended June 30, the Portfolio paid the following management fees:


                                        Management
                                      Fees Paid/1/ ($)
-------------------------------------------------------
2003                                     7,691,904
2002                                     7,102,067
2001                                     5,906,814

1. For the fiscal years ended June 30, 2003, 2002 and 2001, management fees, before any advance waiver, totaled $7,877,475, $7,371,088 and $6,158,676, respectively. Under an agreement by the manager to limit its fees, the Portfolio paid the management fees shown.


ADMINISTRATOR AND SERVICES PROVIDED Franklin Advisers, Inc. (Advisers) has an agreement with the Fund to provide various administrative, statistical and other services to the Fund. Administration fees The Fund pays Advisers a fee equal to an annual rate of 0.25% of the value of the Fund's average daily net assets.

During the last three fiscal years ended June 30, the Fund paid Advisers the following administration fees:


                                      Administration
                                       Fees Paid ($)
--------------------------------------------------------
2003/1/                                   337,024
2002                                      429,123
2001                                      326,038

1. Administration fees, before any advance waiver, totaled $502,441. Under an agreement by Advisers to limit its fees, the Fund paid the administration fees shown.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906. Please send all correspondence to Institutional Services, One Franklin Parkway, San Mateo, CA 94403-1906.

Investor Services receives a fee for servicing Fund shareholder accounts. The Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

The Fund may also pay servicing fees to certain financial institutions that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an employer sponsored retirement plan for which the institution, or its affiliate, provides participant level record keeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund for services provided in support of Beneficial Owners and NSCC networking system accounts.

Custodian Investor Services, as the transfer agent for The Money Market Portfolio, effectively acts as the Fund's custodian and holds the Fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the Fund's cash, pending investment in Portfolio shares. Bank of New York also acts as custodian of the securities and other assets of the Portfolio.


AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Fund's independent auditor. The auditor gives an opinion on the financial statements included in the Fund's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
------------------------------------------------------------------------------

The Fund will not incur any brokerage or other costs in connection with buying or selling shares of the Portfolio.

Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Portfolio's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Portfolio's portfolio transactions.

If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Portfolio.


During the fiscal years ended June 30, 2003, 2002 and 2001, the Portfolio did not pay any brokerage commissions.

As of June 30, 2003, the Portfolio owned the following securities issued by its regular broker-dealers:

                                        Aggregate
                                    Value of Portfolio
                                     Transactions ($)
----------------------------------------------------------------------------
UBS Warburg                             150,001,000
Barclay Investments Inc.                136,134,000


Except as noted, neither the Fund nor the Portfolio owned any securities issued by their regular broker-dealers as of the end of the fiscal year.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------


DISTRIBUTIONS OF NET INVESTMENT INCOME The Fund receives taxable income generally in the form of dividends on its investment in the Portfolio. The Fund may also earn taxable income from temporary investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends the Fund pays from this income will be taxable to you as ordinary income.


The Portfolio earns taxable income from many sources, including interest on domestic and foreign money market instruments, including U.S. government securities, commercial paper, short-term corporate obligations and repurchase agreements, and from ordinary income from the sale of market discount bonds.


DISTRIBUTIONS OF CAPITAL GAINS The Portfolio may realize short-term capital gains on the sale of its portfolio securities. However, any net short-term capital gains in the Portfolio will be distributed to the Fund as ordinary taxable dividends. Because both the Portfolio and the Fund are money funds, neither anticipates realizing any long-term capital gains.


MAINTAINING A $1 SHARE PRICE Gains and losses on the Fund's investment in the shares of the Portfolio and unrealized appreciation or depreciation in the value of these shares may require the Fund to adjust its dividends to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.


2003 Tax Act On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003. Under this Act, certain dividend income paid to you by a fund will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate brackets). In general, income dividends from dividends received by a fund after December 31, 2002 from domestic corporations and qualified foreign corporations will be permitted this favored federal tax treatment. Because the Portfolio receives its income primarily from its investment in short-term debt securities, and the Fund receives its income primarily from dividends from its investment in the Portfolio, the Fund does not anticipate that any of its income will be qualified dividend income, and that all of its income dividends to you will continue to be taxed at the higher ordinary income tax rates.


INVESTMENTS  IN  FOREIGN  SECURITIES  The  next  two  paragraphs   describe  tax
considerations that are applicable to funds that invest in foreign securities. These considerations apply to the Portfolio, and, in turn, to the Fund.

EFFECT OF FOREIGN WITHHOLDING TAXES. The Portfolio may be subject to foreign withholding taxes on income from certain foreign securities.


EFFECT OF FOREIGN DEBT INVESTMENTS AND HEDGING ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Portfolio. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to the Fund as ordinary income, and any losses reduce the Portfolio's ordinary income otherwise available for distribution to the Fund. Either or both of these treatments could increase or decrease the Portfolio's ordinary income dividends to the Fund, and, in turn, the Fund's ordinary income dividends to you.


INFORMATION ON THE TAX CHARACTER OF DIVIDENDS The Fund will inform you of the amount of your dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. Dividends declared in December but paid in January are taxable to you as if paid in December.


ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income it distributes to you. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o 98% of its taxable ordinary income earned during the calendar year;

o 98% of its capital gain net income earned during the twelve month period ending October 31 (if any); and

o 100% of any undistributed amounts of these categories of income or gain from the prior year.

The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.


SALES OF FUND SHARES Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because the Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale of your shares.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS Because the Fund's income is derived indirectly from interest rather than dividends, generally none of its dividends will be eligible for the corporate dividends-received deduction.

U.S. GOVERNMENT SECURITIES States generally grant tax-free status to dividends paid from interest earned on certain U.S. government securities. The Fund, however, does not anticipate that any of its distributions will be exempt from state and local taxes because it invests in U.S. government securities only indirectly by investing in the shares of the Portfolio.


INVESTMENT IN COMPLEX SECURITIES The Portfolio may invest in securities issued or purchased at a discount that may require it to accrue and distribute income to the Fund that it has not yet received. In order to generate sufficient cash to make these distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise might have continued to hold. These rules could affect the amount, timing and tax character of income distributed to the Fund, and, in turn, by the Fund to you.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
-------------------------------------------------------------------------------


The Fund is a diversified series of Institutional Fiduciary Trust (the Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC.


As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Certain Franklin Templeton funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Please note that for selling or exchanging your shares, or for other purposes, the Fund's shares are considered Class A shares.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.


As of October 2, 2003, the principal shareholders of the Fund, beneficial or of record, were:



Name and Address                                        Percentage (%)
-------------------------------------------------------------------------------
Franklin Templeton Bank & Trust
 TTEE for Defined Contribution Services                     11.29
Franklin Templeton Profit Sharing 401(k) Plan
P.O. Box 2438
Rancho Cordova, CA 95741-2438

Defined Contribution Services for Unite                      6.36
P.O. Box 2438
Rancho Cordova, CA 95741-2438

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Fund. In that capacity they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As of October 2, 2003, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Fund. The board members may own shares in other funds in Franklin Templeton Investments.



BUYING AND SELLING SHARES
-------------------------------------------------------------------------------

The Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All wires sent and received by the custodian bank and reported by the custodian bank to the Fund prior to 3:00 p.m. Pacific Time, except on holidays, the day before a holiday or the day after a holiday, are normally effective on the same day, provided the Fund is notified on time as provided in the prospectus. All wire payments received or reported by the custodian bank to the Fund after 3:00 p.m. will be effective on the next business day. All checks or other negotiable bank drafts will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System and longer for most other checks. All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars and drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin to accrue until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

The offering of Fund shares may be suspended at any time and resumed at any time thereafter.


DEALER COMPENSATION  Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton funds. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.


Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

EXCHANGE PRIVILEGE If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

REDEMPTIONS IN KIND The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

All purchases of Fund shares will be credited to you, in full and fractional Fund shares (rounded to the nearest 1/100 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued.

GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent
to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account. Fees for special services will not increase the Fund's expenses.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
-------------------------------------------------------------------------------

When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The valuation of The Money Market Portfolio's portfolio securities, including any securities set aside on the Portfolio's books for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but using a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund using only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates. The Portfolio's use of amortized cost, which helps the Portfolio maintain a $1 share price, is permitted by a rule adopted by the SEC.

The board has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the board, at such intervals as it may deem appropriate, to determine if the Portfolio's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the board. If a deviation exceeds 1/2 of 1%, the board will promptly consider what action, if any, will be initiated. If the board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations.

THE UNDERWRITER
-------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to payments from the Fund under the Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a plan pursuant to Rule 12b-1. The plan is designed to benefit the Fund and its shareholders. The plan is expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because Advisers has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under the plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses." The Fund may pay up to 0.25% per year of the Fund's average daily net assets.

The plan is a reimbursement plan. It allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan. Any unreimbursed expenses from one year may not be carried over to or reimbursed in later years.


For the fiscal year ended June 30, 2003, the amounts paid by the Fund pursuant to the plan were:

                                            ($)
-------------------------------------------------------------------------------
Advertising                                25,015
Printing and mailing prospectuses
  other than to current shareholders           41
Payments to underwriters                        0
Payments to broker-dealers                425,007
Other                                      29,824
                                        -----------
Total                                     479,887
                                        ===========


In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plan because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plan for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plan should be continued.

The plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of the plan also are consistent with Rule 12b-1.

PERFORMANCE
-------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return, current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. The average annual total returns for the indicated periods ended June 30, 2003, were:

                                         Since Inception
    1 Year (%)         5 Years (%)        (7/1/94) (%)
--------------------------------------------------------------
       0.70               3.47                4.26



The following SEC formula was used to calculate these figures:

                                        n
                                  P(1+T)  = ERV

where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period Current yield


CURRENT YIELD shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account with a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by 365/7. The current yield for the seven day period ended June 30, 2003, was 0.24%.

EFFECTIVE YIELD The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The effective yield for the seven day period ended June 30, 2003, was 0.24%.


The following SEC formula was used to calculate this figure:

Effective yield = [(Base period return + 1)365/7] - 1

OTHER PERFORMANCE QUOTATIONS The Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in the Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Lipper, Inc. - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.



o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.


o Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for large and small company stock, long term government bonds, Treasury bills, and inflation.


o Financial publications: The Wall Street Journal, and Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare the Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
------------------------------------------------------------------------------

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $301 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 104 U.S. based open-end investment companies to the public. The Fund may identify itself by its Nasdaq symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment goals, no two are exactly alike. Shares of the Fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
------------------------------------------------------------------------------

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE (MOODY'S)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P(R))

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MUNICIPAL BOND RATINGS

MOODY'S

INVESTMENT GRADE

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its municipal bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH INVESTORS SERVICE, INC. (FITCH)

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA, DDD, DD or D categories.

MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.


S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings, which are also applicable to municipal paper investments, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.






                    INSTITUTIONAL FIDUCIARY TRUST
                         FILE NOS. 002-96634
                              811-4267

                              FORM N-1A

                               PART C
                          OTHER INFORMATION

ITEM 23. EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

     (a) Agreement and Declaration of Trust

         (i)   Agreement and Declaration of Trust dated January 15,
               1985
               Filing: Post-Effective Amendment No. 24 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: September 1, 1995

         (ii) Certificate of Amendment of Agreement and Declaration of Trust dated May 12, 1987
               Filing: Post-Effective Amendment No. 24 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: September 1, 1995

         (iii) Certificate of Amendment of Agreement and Declaration of Trust dated October 9, 1987
               Filing: Post-Effective Amendment No. 24 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: September 1, 1995

         (iv) Certificate of Amendment of Agreement and Declaration of Trust dated November 17, 1987
               Filing: Post-Effective Amendment No. 24 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: September 1, 1995

          (v) Certificate of Amendment of Agreement and Declaration of Trust dated December 8, 1987
               Filing: Post-Effective Amendment No. 24 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: September 1, 1995

         (vi) Certificate of Amendment of Agreement and Declaration of Trust dated December 12, 1989
               Filing: Post-Effective Amendment No. 24 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: September 1, 1995

     (b) By-Laws

         (i)   By-Laws
               Filing: Post-Effective Amendment No. 24 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: September 1, 1995

         (ii)  Certificate of Amendment of By-Laws dated October 9,
               1987
               Filing: Post-Effective Amendment No. 24 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: September 1, 1995

         (iii) Amendment dated October 10, 2002 to the Bylaws

     (c) Instruments Defining Rights of Security Holders

         Not Applicable

     (d) Investment Advisory Contracts

         (i) Administration Agreement between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1992
               Filing: Post-Effective Amendment No. 24 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: September 1, 1995

         (ii) Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin
               Advisers, Inc. dated November 1, 1992
               Filing: Post-Effective Amendment No. 24 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: September 1, 1995

         (iii) Administration Agreement between Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin Advisers, Inc. dated July 1, 1994
               Filing: Post-Effective Amendment No. 24 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: September 1, 1995

         (iv)  Amendment to Administration Agreement between
               Registrant, on behalf of Franklin U.S. Government
               Securities Money Market Portfolio, and Franklin
               Advisers, Inc. dated August 1, 1995
               Filing: Post-Effective Amendment No. 26 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing date: October 30, 1997

         (v)   Amendment to Administration Agreement between
               Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated August 1, 1995
               Filing: Post-Effective Amendment No. 26 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing date: October 30, 1997

         (vi)  Amendment to Administration Agreement between
               Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin Advisers, Inc. dated August 1, 1995
               Filing: Post-Effective Amendment No. 26 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing date: October 30, 1997

         (vii) Amendment to Administration Agreement between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1998
               Filing:  Post-Effective Amendment No. 29 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: August 27, 1999

        (viii) Amendment to Administration Agreement between
               Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1998
               Filing:  Post-Effective Amendment No. 29 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: August 27, 1999

         (ix) Investment Advisory Agreement dated March 31, 2003, between Registrant, on behalf of Franklin Structured Large
               Cap Core Equity Fund and Franklin Structured Large
               Cap Growth Equity
               Fund, and Franklin Advisers, Inc.

     (e) Underwriting Contracts

         (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995
               Filing: Post-Effective Amendment No. 24 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: September 1, 1995

         (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
               Filing:  Post-Effective Amendment No. 29 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date:  August 27, 1999

         (iii) Amendment dated January 12, 1999 of Amended and
               Restated Distribution Agreement between Registrant and Franklin/Templeton Distribution, Inc. dated April 23, 1995

     (f) Bonus or Profit Sharing Contracts

                Not Applicable

     (g) Custodian Agreements

         (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
               Filing: Post-Effective Amendment No. 25 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: October 31, 1996

         (ii)  Amendment dated May 7, 1997 to Master Custody
               Agreement between Registrant and Bank of New York dated February 16, 1996
               Filing: Post-Effective Amendment No. 26 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing date: October 30, 1997

         (iii) Amendment dated February 27, 1998 Master Custody
               Agreement between the Registrant and Bank of New York dated February 16, 1996
               Filing: Post-Effective Amendment No. 27 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing date: August 24, 1998

          (iv) Amendment dated September 1, 2003 to Exhibit A of the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996

          (v) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
               Filing: Post-Effective Amendment No. 25 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: October 31, 1996

     (h) Other Material Contracts

           (i) Fund Administration Agreement dated March 31, 2003 between Registrant, on behalf of Franklin Structured Large Cap Core Equity Fund and Franklin Structured Large Cap Growth Equity Fund, and Franklin Templeton Services, LLC

     (i) Legal Opinion

           (i) Opinion and consent of counsel dated August 18, 1998
               Filing: Post-Effective Amendment No. 27 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing date: August 24, 1998

     (j) Other Opinions

           (i) Consent of Independent Auditors

     (k) Omitted Financial Statements

               Not Applicable

     (l) Initial Capital Agreements

          (i) Letter of Understanding for Franklin Structured Large Cap Core Equity Fund dated April 30, 2003

         (ii) Letter of Understanding for Franklin Structured Large Cap Growth Equity Fund dated April 30, 2003

     (m) Rule 12b-1 Plan

         (i)   Distribution Plan pursuant to Rule 12b-1 between
               Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 1994
               Filing: Post-Effective Amendment No. 24 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: September 1, 1995

         (ii) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993
               Filing: Post-Effective Amendment No. 24 to
               Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: September 1, 1995

         (iii) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993 Filing:
               Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
               File No. 002-96634
               Filing Date: September 1, 1995

     (n) Rule 18f-3 Plan

               Not Applicable

     (p) Code of Ethics

         (i)   Code of Ethics dated May, 2003

     (q) Power of Attorney

         (i) Power of Attorney for Institutional Fiduciary Trust dated November 12, 2002

         (ii) Power of Attorney for The Money Market Portfolios dated November 12, 2002

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
         REGISTRANT

         None

ITEM 25. INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Management Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The officers and directors of Franklin Advisers, Inc. (Advisers), administrator of Money Market Portfolio, Franklin U.S. Government Securities Money Market Portfolio and Franklin Cash Reserves Fund and investment advisor of the Master Fund, Franklin Structured Large Cap Core Equity Fund and Franklin Structured Large Cap Growth Equity Fund, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27. PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:


Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Series Fund Inc.
Franklin Mutual Recovery Fund
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust

Templeton Capital Accumulator Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.


b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by
Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services, LLC both of whose address is One Franklin Parkway, San Mateo, CA 94403-1906.

ITEM 29. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS

     Not Applicable

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 2003.

                                INSTITUTIONAL FIDUCIARY TRUST
                                (Registrant)

                                By: /s/ DAVID P. GOSS
                                    David P. Goss
                                    Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*         Trustee and Chief Executive
-----------------------         Officer-Investment Management
Rupert H. Johnson, Jr.          Dated: October 29, 2003

JIMMY D. GAMBILL*               Chief Executive Officer-Finance
-----------------               and Administration
Jimmy D. Gambill                Dated: October 29, 2003

KIMBERLEY H. MONASTERIO*        Chief Financial Officer
------------------------        Dated: October 29, 2003
Kimberley H. Monasterio

FRANK H. ABBOTT, III*           Trustee
---------------------           Dated: October 29, 2003
Frank H. Abbott, III

HARRIS J. ASHTON*               Trustee
-----------------               Dated: October 29, 2003
Harris J. Ashton

ROBERT F. CARLSON*              Trustee
------------------              Dated: October 29, 2003
Robert F. Carlson

S. JOSEPH FORTUNATO*            Trustee
-------------------             Dated: October 29, 2003
S. Joseph Fortunato

CHARLES B. JOHNSON*             Trustee
-------------------             Dated: October 29, 2003
Charles B. Johnson

FRANK W.T. LAHAYE*              Trustee
------------------              Dated: October 29, 2003
Frank W.T. LaHaye

GORDON S. MACKLIN*              Trustee
------------------              Dated: October 29, 2003
Gordon S. Macklin



*By  /s/ DAVID P. GOSS
     David P. Goss, Attorney-in-Fact
     (Pursuant to Power of Attorney filed herewith)







                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly consented to the filing of this Registration Statement of Institutional Fiduciary Trust and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 2003.

                                THE MONEY MARKET PORTFOLIOS

                                By: /s/ DAVID P. GOSS
                                    David P. Goss
                                    Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Trustees and Officers of The Money Market Portfolios in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*       Trustee and Chief Executive
-----------------------       Officer-Investment Management
Rupert H. Johnson, Jr.        Dated: October 29, 2003

JIMMY D. GAMBILL*             Chief Executive
-----------------             Officer-Finance and Administration
Jimmy D. Gambill              Dated: October 29, 2003

KIMBERLEY H. MONASTERIO*      Chief Financial Officer
------------------------      Dated: October 29, 2003
Kimberley H. Monasterio

FRANK H. ABBOTT, III*         Trustee
---------------------         Dated: October 29, 2003
Frank H. Abbott, III

HARRIS J. ASHTON*             Trustee
-----------------             Dated: October 29, 2003
Harris J. Ashton

ROBERT F. CARLSON*            Trustee
------------------            Dated: October 29, 2003
Robert F. Carlson

S. JOSEPH FORTUNATO*          Trustee
--------------------          Dated: October 29, 2003
S. Joseph Fortunato

CHARLES B. JOHNSON*           Trustee
-------------------           Dated: October 29, 2003
Charles B. Johnson

FRANK W. T. LAHAYE*           Trustee
-------------------           Dated: October 29, 2003
Frank W. T. LaHaye

GORDON S. MACKLIN*            Trustee
------------------            Dated: October 29, 2003
Gordon S. Macklin




*By  /s/ DAVID P. GOSS
     David P. Goss, Attorney-in-Fact
     (Pursuant to Power of Attorney filed herewith)



                    INSTITUTIONAL FIDUCIARY TRUST
                       REGISTRATION STATEMENT
                            EXHIBIT INDEX

EXHIBIT NO.        DESCRIPTION                   LOCATION

EX-99.a(i)         Agreement and Declaration      *
                   of Trust dated January 15,
                   1985

EX-99.a(ii)        Certificate of Amendment of    *
                   Agreement and Declaration
                   of Trust dated May 12, 1987

EX-99.a(iii)       Certificate of Amendment of    *
                   Agreement and Declaration
                   of Trust dated October 9,
                   1987

EX-99.a(iv)        Certificate of Amendment of    *
                   Agreement and Declaration
                   of Trust dated November 17,
                   1987

EX-99.a(v)         Certificate of Amendment of    *
                   Agreement and Declaration
                   of Trust dated December 8,
                   1987

EX-99.a(vi)        Certificate of Amendment of    *
                   Agreement and Declaration
                   of Trust dated December 12,
                   1989

EX-99.b(i)         By-Laws                        *

EX-99.b(ii)        Certificate of Amendment of    *
                   By-Laws dated October 9,
                   1987

EX-99.b(iii)       Amendment dated October 10,    Attached
                   2002 to the Bylaws

EX-99.d(i)         Administration Agreement       *
                   between Registrant, on
                   behalf of Franklin U.S.
                   Government Securities Money
                   Market Portfolio, and
                   Franklin Advisers, Inc.
                   dated November 1, 1992

EX-99.d(ii)        Administration Agreement       *
                   between Registrant, on
                   behalf of Money Market
                   Portfolio, and Franklin
                   Advisers, Inc. dated
                   November 1, 1992


EX-99.d(iii)       Administration Agreement       *
                   between Registrant, on
                   behalf of Franklin Cash
                   Reserve Fund, and Franklin
                   Advisers, Inc. dated July
                   1, 1994

EX-99.d(iv)        Amendment to Administration    *
                   Agreement between
                   Registrant, on behalf of
                   Franklin U.S. Government
                   Securities Money Market
                   Portfolio, and Franklin
                   Advisers, Inc. dated August
                   1, 1995

EX-99.d(v)         Amendment to Administration    *
                   Agreement between
                   Registrant, on behalf of
                   Money Market Portfolio, and
                   Franklin Advisers, Inc.
                   dated August 1, 1995

EX-99.d(vi)        Amendment to Administration    *
                   Agreement between
                   Registrant, on behalf of
                   Franklin Cash Reserves
                   Fund, and Franklin
                   Advisers, Inc. dated August
                   1, 1995

EX-99.d(vii)       Amendment to Administration    *
                   Agreement between
                   Registrant, on behalf of
                   Franklin U.S. Government
                   Securities Money Market
                   Portfolio, and Franklin
                   Advisers, Inc. dated
                   November 1, 1998

EX-99.d(viii)      Amendment to Administration    *
                   Agreement between
                   Registrant, on behalf of
                   Money Market Portfolio, and
                   Franklin Advisers, Inc.
                   dated November 1, 1998

EX-99.d(ix)        Investment Advisory            Attached
                   Agreement dated March 31,
                   2003, between Registrant,
                   on behalf of Franklin
                   Structured Large Cap Core
                   Equity Fund and Franklin
                   Structured Large Cap Growth
                   Equity Fund, and Franklin
                   Advisers, Inc.

EX-99.e(i)         Amended and Restated           *
                   Distribution Agreement
                   between Registrant and
                   Franklin/Templeton
                   Distributors, Inc. dated
                   April 23, 1995

EX-99.e(ii)        Forms of Dealer Agreements     *
                   between Franklin/Templeton
                   Distributors, Inc. and
                   Securities Dealers dated
                   March 1, 1998

EX-99.e(iii)       Amendment dated January 12,    Attached
                   1999 of Amended and
                   Restated Distribution
                   Agreement between
                   Registrant and
                   Franklin/Templeton
                   Distribution, Inc. dated
                   April 23, 1995

EX-99.g(i)         Master Custody Agreement       *
                   between Registrant and Bank
                   of New York dated February
                   16, 1996

EX-99.g(ii)        Amendment dated May 7, 1997    *
                   to Master Custody Agreement
                   between Registrant and Bank
                   of New York dated February
                   16, 1996

EX-99.g(iii)       Amendment dated February       *
                   27, 1998 to Master Custody
                   Agreement between
                   Registrant and Bank of New
                   York dated February 16, 1996

EX-99.(g)(iv)      Amendment dated September      Attached
                   1, 2003 to Exhibit A of the
                   Master Custody Agreement
                   between the Registrant and
                   Bank of New York dated
                   February 16, 1996

EX-99.g(v)         Terminal Link Agreement        *
                   between Registrant and Bank
                   of New York dated February
                   16, 1996

EX-99.h(i)         Fund Administration            Attached
                   Agreement dated March 31,
                   2003 between Registrant, on
                   behalf of Franklin
                   Structured Large Cap Core
                   Equity Fund and Franklin
                   Structured Large Cap Growth
                   Equity Fund, and Franklin
                   Templeton Services, LLC

EX-99.i(i)         Opinion and consent of         *
                   counsel dated August 18,
                   1998

EX-99.j(i)         Consent of Independent         Attached
                   Auditors

EX-99.l(i)         Letter of Understanding for    Attached
                   Franklin Structured Large
                   Cap Core Equity Fund dated
                   April 30, 2003

EX-99.l(ii)        Letter of Understanding for    Attached
                   Franklin Structured Large
                   Cap Growth Equity Fund
                   dated April 30, 2003

EX-99.m(i)         Distribution Plan pursuant     *
                   to Rule 12b-1 between
                   Registrant, on behalf of
                   Franklin Cash Reserves
                   Fund, and
                   Franklin/Templeton
                   Distributors, Inc. dated
                   July 1, 1994

EX-99.m(ii)        Amended and Restated           *
                   Distribution Plan pursuant
                   to Rule 12b-1 between
                   Registrant, on behalf of
                   Franklin U.S. Government
                   Securities Money Market
                   Portfolio, and
                   Franklin/Templeton
                   Distributors, Inc. dated
                   December 1, 1993

EX-99.m(iii)       Amended and Restated           *
                   Distribution Plan pursuant
                   to Rule 12b-1 between
                   Registrant, on behalf of
                   Money Market Portfolio, and
                   Franklin/Templeton
                   Distributors, Inc. dated
                   December 1, 1993

EX-99.p(i)         Code of Ethics dated May,      Attached
                   2003

EX-99.q(i)         Power of Attorney for          Attached
                   Institutional Fiduciary
                   Trust dated November 12,
                   2002

EX-99.q(ii)        Power of Attorney for The      Attached
                   Money Market Portfolios
                   dated November 12, 2002


*Incorporated by Reference